Filed with the Securities and Exchange Commission on November 18, 1996.

                                                              File No.
                                                              File No.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.     1
                                      -------
         Post-Effective Amendment No.
                                      -------
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    1
                       -------

                    AARP Managed Investment Portfolios Trust
                    ----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant hereby elects to register an indefinite number of shares of beneficial interest, $.01 par value.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                    AARP MANAGED INVESTMENT PORTFOLIOS TRUST
                              CROSS-REFERENCE SHEET

                           Items Required by Form N-1A
                           ---------------------------

PART A
------

Item No.       Item Caption             Prospectus Caption
--------       ------------             ------------------
1.             Cover Page               COVER PAGE

2.             Synopsis                 FUND EXPENSES
                                        EXAMPLES OF WHAT FUND EXPENSES WOULD BE ON A $1,000
                                          INVESTMENT IN EACH AARP FUND
                                        AN OVERVIEW OF THE AARP INVESTMENT PROGRAM
                                        WHAT DOES THE AARP INVESTMENT PROGRAM OFFER ME?

3.             Condensed Financial      FINANCIAL HIGHLIGHTS
               Information              UNDERSTANDING FUND PERFORMANCE

4.             General Description      AN OVERVIEW OF THE AARP INVESTMENT PROGRAM
               of Registrant            INVESTMENT OBJECTIVES AND POLICIES
                                        OTHER INVESTMENT POLICIES AND RISK FACTORS
                                        FUND ORGANIZATION

5.             Management of the        FUND EXPENSES
               Fund                     EXAMPLES OF WHAT FUND EXPENSES WOULD BE ON A $1,000
                                          INVESTMENT IN EACH AARP FUND
                                        FINANCIAL HIGHLIGHTS
                                        FUND ORGANIZATION
                                        AN OVERVIEW OF THE AARP INVESTMENT PROGRAM

5A.            Management's             NOT APPLICABLE
               Discussion of Fund
               Performance

6.             Capital Stock and        ADDITIONAL INFORMATION ABOUT
               Other Securities           DISTRIBUTIONS AND TAXES
                                        FUND ORGANIZATION
                                        ACCESS TO YOUR INVESTMENT

7.             Purchase of Securities   OPENING AN ACCOUNT
               Being Offered            ADDING TO YOUR INVESTMENT
                                        EXCHANGING
                                        INVESTOR SERVICES
                                        WIRE TRANSFER INSTRUCTIONS

8.             Redemption or            EXCHANGING
               Repurchase               ACCESS TO YOUR INVESTMENT
                                        SIGNATURE GUARANTEES
                                        INVESTOR SERVICES

9.             Pending Legal            NOT APPLICABLE
               Proceedings


                            Cross Reference - Page 1


PART B
------
                                          Caption in Statement of
Item No.       Item Caption               Additional Information
--------       ------------               ----------------------

10.            Cover Page                 COVER PAGE

11.            Table of Contents          TABLE OF CONTENTS

12.            General Information        TRUST ORGANIZATION
               and History

13.            Investment Objectives      THE FUNDS' INVESTMENT OBJECTIVES
               and Policies                 AND POLICIES
                                          BROKERAGE AND PORTFOLIO TURNOVER

14.            Management of the          MANAGEMENT OF THE FUNDS
               Fund                       TRUSTEES AND OFFICERS
                                          REMUNERATION

15.            Control Persons and        TRUSTEES AND OFFICERS
               Principal Holders
               of Securities

16.            Investment Advisory        MANAGEMENT OF THE FUNDS
               and Other Services         TRUSTEES AND OFFICERS
                                          OTHER INFORMATION

17.            Brokerage Allocation       BROKERAGE AND PORTFOLIO TURNOVER

18.            Capital Stock and          TRUST ORGANIZATION
               Other Securities

19.            Purchase, Redemption       THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
               and Pricing of Securities  PURCHASES
               Being Offered              REDEMPTIONS
                                          RETIREMENT PLANS
                                          OTHER PLANS
                                          NET ASSET VALUE

20.            Tax Status                 TAXES

21.            Underwriters               DISTRIBUTOR

22.            Calculations of            DIVIDENDS AND YIELD
               Performance Data

23.            Financial Statements       FINANCIAL STATEMENTS


                            Cross Reference - Page 2

                      AARP INVESTMENT PROGRAM FROM SCUDDER
                                   PROSPECTUS


                                February 1, 1997

There are 15 pure no-load AARP Mutual Fund Portfolios that have been developed to help meet the investment needs of AARP members. The Funds are organized into five Trusts (see page 55 for more information on the Trusts).


 Trusts                               AARP Mutual Funds
 ------                               -----------------
 AARP Cash Investment Funds           AARP High Quality Money Fund


 AARP Income Trust                    AARP GNMA and U.S. Treasury Fund
                                      AARP High Quality Bond Fund
                                      AARP Bond Fund for Income


 AARP Tax Free Income Trust           AARP High Quality Tax Free Money Fund
                                      AARP Insured Tax Free General Bond Fund


 AARP Growth Trust                    AARP Balanced Stock and Bond Fund
                                      AARP Growth and Income Fund
                                      AARP Blue Chip Index Fund
                                      AARP Global Growth Fund
                                      AARP Capital Growth Fund
                                      AARP International Stock Fund
                                      AARP Small Company Stock Fund

 AARP Managed Investment              AARP Diversified Income Portfolio
    Portfolios  Trust                 AARP Diversified Growth Portfolio


      This combined Prospectus provides information about the AARP Investment Program from Scudder that a prospective investor should know before investing. Please keep it for future reference.

      The U.S. Government does not and has never insured or guaranteed shares of any mutual fund, including the AARP Mutual Funds. For limitations on insurance relative to the AARP Insured Tax Free General Bond Fund, see page 29. The AARP High Quality Money Fund and the AARP High Quality Tax Free Money Fund each seek to maintain a constant net asset value of $1.00 per share. The Fund Manager cannot assure investors that these funds will be able to maintain a stable $1.00 per share or constant net asset value.


      You may get more detailed information in the combined Statement of Additional Information (SAI) dated February 1, 1997, as amended from time to time. The SAI is considered part of this Prospectus by reference to it. The SAI is on file with the Securities and Exchange Commission (SEC).


      You may get a copy of the SAI or a LARGER PRINT VERSION OF THIS PROSPECTUS without charge. Call 1-800-253-2277, or write to Scudder Investor Services, Inc., P.O. Box 2540, Boston, MA 02208-2540.

      LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS

FUND EXPENSES

The AARP Mutual Funds do not charge sales fees or commissions.

100% of your investment goes to work for you.

o  No fees to open your account

o  No fees to open or maintain an AARP IRA or AARP Keogh Plan account

o  No fees to buy shares

o  No fees to exchange (move investments from one fund to another)

o  No fees to sell (redeem) shares

o  No marketing fees or distribution fees (12b-1 fees)

o  No fees to reinvest dividends

There are Annual Fund Operating Expenses for each of the AARP Funds. You do not pay these expenses directly. The AARP Funds pay these expenses before distributing net investment income to you. These expenses include the management fee paid to the Fund Manager as well as other expenses for services such as maintaining shareholder records and furnishing shareholder statements and fund reports. The expenses are reflected in the AARP Funds' share prices or dividends and are not directly charged to shareholder accounts.

The following tables present information on the projected costs and expenses of investing in an AARP Fund. You may use these tables to compare the fees and expenses of the AARP Funds with other mutual funds.

Annual Fund Operating Expenses are expressed as a percentage of each AARP Fund's average daily net assets.


The chart shows the expenses for each of the Funds, except for the AARP Bond Fund for Income, the AARP Blue Chip Index Fund, the AARP International Stock Fund, and the AARP Small Company Stock Fund for the fiscal year ended September 30, 1996. For these four Funds, which were introduced on February 1, 1997, expenses have been estimated for the coming year.


                                          Effective                  Total Fund
                                          Management      Other       Operating
 Fund                                      Fee Rate**    Expenses      Expenses
 ----                                      ----------    --------      --------


 AARP High Quality Money Fund                .40%          .58%         .98%
 AARP High Quality Tax Free Money Fund       .39%          .48%         .87%
 AARP GNMA and U.S. Treasury Fund            .42%          .25%         .67%
 AARP High Quality Bond Fund                 .49%          .46%         .95%
 AARP Bond Fund for Income
 AARP Insured Tax Free General Bond Fund     .49%          .20%         .69%
 AARP Balanced Stock and Bond Fund           .49%          .52%         1.01%
 AARP Growth and Income Fund                 .49%          .23%         .72%
 AARP Blue Chip Index Fund
 AARP Global Growth Fund                     .40%*         1.35%        1.75%*
 AARP Capital Growth Fund                    .62%          .33%         .95%
 AARP International Stock Fund
 AARP Small Company Stock Fund


                                   PROSPECTUS

* Until____________________, the Fund Manager has agreed to waive a portion of its management fee for AARP Global Growth Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.75% of average daily net assets. If the Fund Manager had not agreed to waive a portion of its fee, it is estimated that the total annualized expenses of the Fund would be: investment management fee ____%, other expenses ____% and total operating expenses 2.20% for the initial fiscal year. To the extent that expenses fall below the current expense limitation, the Fund Manager reserves the right to recoup, during the fiscal year incurred, amounts waived during the period, but only to the extent that the Fund's expenses do not exceed 1.75%.

** The AARP Funds' fee structure is designed to recognize the degree to which the pooled resources of the Program provide economies in the management of the AARP Funds. The fee consists of two elements: a "Base Fee" and an "Individual Fund Fee." The combined Base Fee and Individual Fund Fee is called the Effective Management Fee Rate. See page 56 for information on how the Effective Management Fee Rate is calculated.

 AARP Diversified Income Portfolio@            0             0            0
 AARP Diversified Growth Portfolio@            0             0            0


@ The Diversified Portfolios are expected to operate at a zero expense level. However, each Portfolio's shareholders will indirectly bear that Portfolio's pro rata share of fees and expenses incurred by the Underlying AARP Mutual Funds in which that Portfolio is invested. The investment returns of each Portfolio, therefore, will be net of that Portfolio's share of the expenses of the Underlying AARP Mutual Funds in which that Portfolio is invested. The chart on pages 2 and 3 shows the expense ratios of each Underlying AARP Mutual Fund after fee waiver or reimbursement where applicable, as of September 30, 1996. Based on this information, the range for the average weighted expense ratio borne by the AARP Diversified Income Portfolio is expected to be ___% to ___%, and ___% to ___% for the AARP Diversified Growth Portfolio. A range is provided since the average assets of each Portfolio invested in each of the Underlying AARP Funds will fluctuate. Using the midpoint of the ratios set forth above, an example of the expenses of each Portfolio are included in the chart below.


EXAMPLES OF WHAT FUND EXPENSES WOULD BE ON A $1,000
INVESTMENT IN EACH AARP FUND

Based on the level of assets as of September 30, 1996 (and projected September 30, 1997 assets for the AARP Bond Fund for Income, the AARP Blue Chip Index Fund, the AARP International Stock Fund and the AARP Small Company Stock Fund), we have calculated the forecasted total expenses of a $1,000 investment in each AARP Fund over specified periods. These examples assume 5% annual return. There are 3 other assumptions: (1) redemption at the end of each period, (2) reinvestment of all dividends and distributions, and (3) total fund operating expenses noted on page 2 remain the same each year.

For additional information, including reference to a $5.00 wire service fee that is charged in some cases, please refer to page 63.

 Fund                                     1 Year  3 Years   5 Years   10 Years
 ------------------------------------------------------------------------------


 AARP High Quality Money Fund               $10     $31       $54       $120
 AARP High Quality Tax Free Money Fund        9      28        48        107
 AARP GNMA and U.S. Treasury Fund             7      21        37         83
 AARP High Quality Bond Fund                 10      30        53        117
 AARP Bond Fund for Income                                    N/A        N/A
 AARP Insured Tax Free General Bond Fund      7      22        38         86
 AARP Balanced Stock and Bond Fund           10      32        56        124
 AARP Growth and Income Fund                  7      23        40         89


                                   PROSPECTUS

 AARP Blue Chip Index Fund                                    N/A        N/A
 AARP Global Growth Fund                     18      55        95        206
 AARP Capital Growth Fund                    10      30        53        117
 AARP International Stock Fund                                N/A        N/A
 AARP Small Company Stock Fund                                N/A        N/A
 AARP Diversified Income Portfolio                            N/A        N/A
 AARP Diversified Growth Portfolio                            N/A        N/A



You should not consider these examples as representations of past or future expenses or returns. Actual fund expenses may be higher or lower in the future.


FINANCIAL HIGHLIGHTS

On the next nine pages you will find a variety of information about the income and the expenses of each AARP Fund, except for AARP Bond Fund for Income, AARP Blue Chip Index Fund, AARP International Stock Fund, AARP Small Company Stock Fund, AARP Diversified Income Portfolio, and AARP Diversified Growth Portfolio, which are newly organized. You will also find the following: (1) the net gain or loss on the investments, (2) the distributions, if any, of income and gain, and,
(3) the change in net asset value per share from the beginning to the end of the stated periods. Price Waterhouse LLP, the AARP Funds' independent accountants, have examined this information. The Annual Report to Shareholders includes their report.

For a copy of the Annual Report to Shareholders which includes more detailed information concerning the Funds' performance, complete portfolio listings and audited financial statements, please contact an AARP Mutual Fund Representative at 1-800-253-2277.

                                   PROSPECTUS
                                       4

                          AARP High Quality Money Fund
                          ----------------------------
                                    For the Years Ended September 30
                                    --------------------------------
                1996   1995   1994   1993    1992   1991   1990   1989    1988     1987
                ----   ----   ----   ----    ----   ----   ----   ----    ----     ----
Net Asset      $1.00  $1.00  $1.00  $1.00  $1.00    $1.00 $1.00   $1.00 $1.00    $1.00
 Value at
 Beginning of
 Period
Net                    .049   .028   .021   .040     .060  .073    .080  .060     .050
 Investment
 Income (a)
Net Realized      --     --     --     --     --       --    --      --    --       --
 & Unrealized
 Investment
 Gain (Loss)
Total from             .049   .028   .021   .040     .060  .073    .080  .060     .050
 Investment
 Operations
Dividends             (.049) (.028) (.021) (.040)(b)(.060)(.073)  (.080)(.060)   (.050)
 from Net
 Investment
 Income
Distributions     --     --     --     --     --       --    --      --    --       --
 from Net
 Realized
 Gains
Distributions     --     --     --     --     --       --    --      --    --       --
 from Tax
 Return of
 Capital
Total                 (.049) (.028) (.021) (.040)   (.060)(.073)  (.080)(.060)   (.050)
 Distributions
Net Asset              1.00   1.00   1.00   1.00     1.00  1.00    1.00  1.00     1.00
 Value at End
 of Period
Total Return %         4.99   2.84   2.13   4.12     6.22  7.58    8.32  6.15     5.13
Net Assets              384    333    254    323      357   376     324   224      178
 End of
 Period ($
 millions)
Ratio of               .978  1.125  1.312  1.151    1.053 1.058   1.071 1.097(c) 1.160
 Operating
 Expenses to
 Average Net
 Assets % (a)
Ratio of Net          4.887  2.889  2.123  3.613    6.050 7.319   8.061 6.025    5.090
 Investment
 Income to
 Average Net
 Assets %
Portfolio                --     --     --     --       --    --      --    --       --
 Turnover
 Rate %
Per Share                --     --     --   .000     .001  .001    .001  .001     .004
 Reimbursement
 of Expenses
 (a):
(a)   Reflects a per share reimbursement of expenses during the period by the Fund
      Manager. See last row.
(b)   Includes approximately $.005 per share of net realized short-term capital gains.
(c)   Reflects fees not imposed by Fund Manager of $.001 per share.

                                   PROSPECTUS

                      AARP High Quality Tax Free Money Fund
                      -------------------------------------
                                  For the Years Ended September 30
                                  --------------------------------
                1996   1995   1994   1993   1992  1991(b)  1990   1989   1988   1987
                ----   ----   ----   ----   ----  -------  ----   ----   ----   ----
Net Asset      $1.000 $1.000 $1.000 $1.000 $1.000 $.996   $.998  $1.008 $.998  $1.027
 Value at
 Beginning of
 Period
Net                    .029   .017   .016   .026   .055    .061   .059   .055   .049
 Investment
 Income (a)
Net Realized      --     --     --     --     --   .004   (.002) (.010)  .010  (.026)
 & Unrealized
 Investment
 Gain (Loss)
Total from             .029   .017   .016   .026   .059    .059   .049   .065   .023
 Investment
 Operations
Dividends             (.029) (.017) (.016) (.026) (.055)  (.061) (.059) (.055) (.049)
 from Net
 Investment
 Income
Distributions     --     --     --     --     --     --      --     --     --  (.003)
 from Net
 Realized
 Gains
Distributions     --     --     --     --     --     --      --     --     --     --
 from Tax
 Return of
 Capital
Total                 (.029) (.017) (.016) (.026) (.055)  (.061) (.059) (.055) (.052)
 Distributions
Net Asset             1.000  1.000  1.000  1.000  1.0000   .996   .998  1.008   .998
 Value at End
 of Period
Total Return %         2.99   1.76   1.62   2.58   6.10    6.02   4.98   6.65   2.25
Net Assets              120    129    134    127    119      98     90     79     70
 End of
 Period ($
 millions)
Ratio of                .87    .90    .93    .95   1.06    1.12   1.17   1.27   1.31
 Operating
 Expenses to
 Average Net
 Assets % (a)
Ratio of Net           2.94   1.75   1.60   2.54   5.43    6.06   5.85   5.47   4.80
 Investment
 Income to
 Average Net
 Assets %
Portfolio                --     --     --     --     --   39.88  21.28  62.73  22.20
 Turnover
 Rate %
Per Share                --   .000   .002   .002   .001      --     --   .005   .006
 Reimbursement
 of Expenses
 (a):
(a)   Reflects a per share reimbursement of expenses during the period by the Fund
      Manager. See last row.
(b)   On August 1, 1991 the Fund  implemented  a 15.17 to 1.00  stock  split and adopted its present name and  investment  objectives.  Prior to that date, the Fund was known as the AARP Insured Tax Free Short Term Fund. Financial
      information prior to August 1, 1991 has been restated to reflect the stock split and should not be considered representative of the present Fund.

                                   PROSPECTUS

                        AARP GNMA and U.S. Treasury Fund
                        --------------------------------
                                  For the Years Ended September 30
                                  --------------------------------
                1996   1995   1994   1993   1992  1991   1990   1989   1988    1987
                ----   ----   ----   ----   ----  ----   ----   ----   ----    ----
Net Asset      $      $14.73 $15.96 $16.19 $15.72 $14.95$14.98 $15.11 $14.89 $15.99
 Value at
 Beginning of
 Period
Net                    1.01    .93   1.15   1.22   1.26  1.31   1.31   1.37   1.35
 Investment
 Income (a)
Net Realized      --    .46  (1.23) (.23)    .47    .77 (.03)  (.13)    .22  (1.09)
 & Unrealized
 Investment
 Gain (Loss)
Total from             1.47  (.30)    .92   1.69   2.03  1.28   1.18   1.59    .26
 Investment
 Operations
Dividends             (.98)  (.93)  (1.15) (1.22) (1.26)(1.31) (1.31) (1.37) (1.35)
 from Net
 Investment
 Income
Distributions     --     --     --     --     --     --    --     --     --  (.01)
 from Net
 Realized
 Gains
Distributions     --  (.03)     --     --     --     --    --     --     --     --
 from Tax
 Return of
 Capital
Total                 (1.01) (.93)  (1.15) (1.22) (1.26)(1.31) (1.31) (1.37) (1.36)
 Distributions
Net Asset             15.19  14.73  15.96  16.19  15.72 14.95  14.98  15.11  14.89
 Value at End
 of Period
Total Return %        10.31  (1.90)  5.89  11.19  14.12  8.86   8.17  11.07   1.54
Net Assets            5,252  5,585  6,712  5,232  3,311 2,583  2,518  2,837  2,827
 End of
 Period ($
 millions)
Ratio of                .67    .66    .70    .72    .74   .79    .79    .81    .88
 Operating
 Expenses to
 Average Net
 Assets % (a)
Ratio of Net           6.77   6.09   7.15   7.69   8.23  8.71   8.76   9.09   8.76
 Investment
 Income to
 Average Net
 Assets %
Portfolio             70.35  114.54 105.49 74.33  86.64 60.54  48.35  84.72  50.68
 Turnover
 Rate %
Per Share                --     --     --     --     --    --     --     --     --
 Reimbursement
 of Expenses
 (a):
(a)   Reflects a per share reimbursement of expenses during the period by the Fund
      Manager. See last row.

                                   PROSPECTUS

                           AARP High Quality Bond Fund
                           ---------------------------
                                   For the Years Ended September 30
                                   --------------------------------
                1996   1995   1994   1993   1992  1991   1990   1989    1988     1987
                ----   ----   ----   ----   ----  ----   ----   ----    ----     ----
Net Asset      $      $15.05 $17.19 $16.44 $15.71 $14.63$15.04 $14.80 $14.45    $15.87
 Value at
 Beginning of
 Period
Net                     .94    .85    .93   1.03   1.10  1.17   1.23   1.27      1.22
 Investment
 Income (a)
Net Realized      --    .95  (1.76)   .93    .73   1.08 (.41)    .24    .46     (1.19)
 & Unrealized
 Investment
 Gain (Loss)
Total from             1.89  (.91)   1.86   1.76   2.18   .76   1.47   1.73       .03
 Investment
 Operations
Dividends             (.93)  (.85)  (.93)  (1.03) (1.10)(1.17) (1.23) (1.27)    (1.22)
 from Net
 Investment
 Income
Distributions     --     --     --  (.18)     --     --    --     --  (.11)(b)  (.23)
 from Net
 Realized
 Gains
Distributions     --     --  (.38)     --     --     --    --     --     --        --
 in Excess of
 Net Realized
 Gains
Total                 (.93)  (1.23) (1.11) (1.03) (1.10)(1.17) (1.23) (1.38)    (1.45)
 Distributions
Net Asset             16.01  15.05  17.19  16.44  15.71 14.63  15.04  14.80     14.45
 Value at End
 of Period
Total Return %        12.98  (5.55) 11.88  11.56  15.44  5.21  10.38  12.38     (.09)
Net Assets              533    568    604    384    201   151    129    123       108
 End of
 Period ($
 millions)
Ratio of                .95    .95   1.01   1.13   1.17  1.14   1.16   1.17      1.18
 Operating
 Expenses to
 Average Net
 Assets % (a)
Ratio of Net           6.13   5.31   5.64   6.40   7.26  7.86   8.33   8.55      7.81
 Investment
 Income to
 Average Net
 Assets %
Portfolio             201.07 63.75  100.98 63.00  90.43 47.39  57.69  23.57     192.80
 Turnover
 Rate %
Per Share                --     --     --     --     --  .009   .007   .005      .034
 Reimbursement
 of Expenses
 (a):
(a)   Reflects a per share reimbursement of expenses during the period by the Fund
      Manager. See last row.
(b)   Includes $0.06 of distributions from paid-in capital.

                                   PROSPECTUS

                     AARP Insured Tax Free General Bond Fund
                     ---------------------------------------
                                  For the Years Ended September 30
                                  --------------------------------
                1996   1995   1994   1993   1992  1991   1990   1989   1988    1987
                ----   ----   ----   ----   ----  ----   ----   ----   ----    ----
Net Asset      $      $16.93 $19.00 $17.88 $17.30 $16.12$16.61 $16.02 $15.00 $16.69
 Value at
 Beginning of
 Period
Net                     .87    .86    .90    .93   1.00  1.04   1.08   1.08   1.07
 Investment
 Income (a)
Net Realized      --    .81  (1.67)  1.55    .75   1.18 (.24)    .59   1.02  (1.49)
 & Unrealized
 Investment
 Gain (Loss)
Total from             1.68  (.81)   2.45   1.68   2.18   .80   1.67   2.10  (.42)
 Investment
 Operations
Dividends             (.87)  (.86)  (.90)  (.93)  (1.00)(1.04) (1.08) (1.08) (1.07)
 from Net
 Investment
 Income
Distributions     --     --  (.34)  (.43)  (.17)     -- (.25)     --     --  (.20)
 in Excess of
 Net Realized
 Gains
Distributions     --     --  (.06)     --     --     --    --     --     --     --
 from Tax
 Return of
 Capital
Total                 (.87)  (1.26) (1.33) (1.10) (1.00)(1.29) (1.08) (1.08) (1.27)
 Distributions
Net Asset             17.74  16.93  19.00  17.88  17.30 16.12  16.61  16.02  15.00
 Value at End
 of Period
Total Return %        10.21  (4.48) 14.31  10.01  13.85  4.89  10.66  14.39  (2.94)
Net Assets            1,807  1,914  2,087  1,487  1,068   771    527    312    238
 End of
 Period ($
 millions)
Ratio of                .69    .68    .72    .74    .77   .80    .84    .92   1.00
 Operating
 Expenses to
 Average Net
 Assets % (a)
Ratio of Net           5.06   4.80   4.90   5.31   5.92  6.29   6.52   6.95   6.58
 Investment
 Income to
 Average Net
 Assets %
Portfolio             17.45  38.39  47.96  62.45  32.18 48.24  148.94 163.51 135.32
 Turnover
 Rate %
Per Share                --     --     --     --     --    --     --     --     --
 Reimbursement
 of Expenses
 (a):
(a)   Reflects a per share reimbursement of expenses during the period by the Fund
      Manager. See last row.

                                   PROSPECTUS

                        AARP Balanced Stock and Bond Fund
                        ---------------------------------

                                                               For the Years Ended
                                                                   September 30
                                                                   ------------
                                                              1996   1995   1994(d)
                                                              ----   ----   -------
Net Asset Value at Beginning of Period...................... $      $14.64  $15.00
Net Investment Income (a)...................................           .61     .25
Net Realized & Unrealized  Investment Gain (Loss)...........   --     1.79    (.37)(d)
Total from Investment Operations............................           2.40   (.12)
Dividends from Net Investment Income........................           (.60)  (.24)
Distributions from Net Realized Gains.......................   --      (.04)    --
Distributions in Excessof Net  Realized  Gains..............   --        --     --
Total  Distributions........................................   --      (.64)  (.24)
Net Asset Value at End of Period............................          16.40  14.64
Total Return % .............................................          16.80   (.78)(b)
Net Assets End of Period ($ millions).......................            247    175
Ratio of Operating Expenses to Average Net Assets % (a).....           1.01   1.31(c)
Ratio of Net Investment Income to Average Net Assets % .....           4.12   3.58(c)
Portfolio Turnover Rate % ..................................          63.77  49.32(c)
Average Commission Rate Paid (e)
Per Share Reimbursement of Expenses (a):....................             --     --

(a) Reflects a per share reimbursement of expenses during the period by the Fund Manager. See last row.
(b)  Not Annualized.
(c)  Annualized.
(d) The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values during the period.
(e) Average commission rate paid per share is calculated for fiscal years beginning on or after September 1, 1995



                                   PROSPECTUS
                                       10

                           AARP Growth and Income Fund
                           ---------------------------
                                  For the Years Ended September 30
                                  --------------------------------
                1996   1995   1994   1993   1992  1991   1990   1989    1988    1987
                ----   ----   ----   ----   ----  ----   ----   ----    ----    ----
Net Asset      $      $34.13 $32.91 $28.67 $26.97 $22.30$26.11 $20.94 $25.54   $20.88
 Value at
 Beginning of
 Period
Net                    1.11    .94    .83    .97   1.11  1.11   1.01   1.04      .67
 Investment
 Income (a)
Net Realized      --   5.44   1.62   4.58   2.11   4.78 (3.69)  5.20  (3.93)    5.51
 & Unrealized
 Investment
 Gain (Loss)
Total from             6.55   2.56   5.41   3.08   5.89 (2.58)  6.21  (2.89)    6.18
 Investment
 Operations
Dividends             (1.09) (1.13) (.87)  (.90)  (1.17)(1.15) (1.04) (.94)    (.64)
 from Net
 Investment
 Income
Distributions         (1.23) (.21)  (.30)  (.48)  (.05) (.08)     --  (.77)    (.88)
 from Net
 Realized
 Gains
Distributions            --     --     --     --     --    --     --     --       --
 in Excess of
 Net Realized
 Gains
Total                 (2.32) (1.34) (1.17) (1.38) (1.22)(1.23) (1.04) (1.71)   (1.52)
 Distributions
Net Asset             38.36  34.13  32.91  28.67  26.97 22.30  26.11  20.94    25.54
 Value at End
 of Period
Total Return %        20.43   7.99  19.38  11.59  27.19 (10.19)30.58  (10.75)  30.92
Net Assets            3,007  2,312  1,560    748    392   248    236    228      358
 End of
 Period ($
 millions)
Ratio of                .72    .76    .84    .91    .96  1.03   1.04   1.06     1.08
 Operating
 Expenses to
 Average Net
 Assets % (a)
Ratio of Net           3.28   3.00   3.08   3.84   4.61  4.76   4.19   4.52     3.81
 Investment
 Income to
 Average Net
 Assets %
Portfolio             31.26  31.82  17.44  36.40  53.68 58.47  55.21  61.34    43.25
 Turnover
 Rate %
Average
 Commission
 Rate Paid (b)
Per Share                --     --     --     --     --    --     --     --     .007
 Reimbursement
 of Expenses
 (a):
(a)   Reflects a per share reimbursement of expenses during the period by the Fund
      Manager. See last row.
(b)   Average  commission  rate paid per share is  calculated  for fiscal  years beginning on or after September 1, 1995.

                                   PROSPECTUS

                             AARP Global Growth Fund
                             -----------------------
                                                              For the Year Ended
                                                                  September 30
                                                                  ------------
                                                                     1996(a)
                                                                     -------
Net Asset Value at Beginning of Period ....................          $
Net Investment Income (a)..................................
Net Realized & Unrealized Investment Gain (Loss)...........
Total  from  Investment Operations ........................
Dividends from Net Investment Income ......................
Distributions from Net Realized Gains .....................
Total  Distributions ......................................
Net Asset Value at End of Period ..........................
Total Return %.............................................
Net Assets End of Period ($  millions).....................
Ratio of  Operating  Expenses to Average Net Assets % (b) .
Ratio of Net  Investment  Income to Average  Net Assets % .
Portfolio Turnover  Rate % ................................
Average  Commission  Rate Paid (e).........................
Per Share  Reimbursement  of Expenses (b)..................

(a) Operations for the period of February 1, 1996  (commencement of operations) to September 30, 1996.
(b) Reflects a per share reimbursement of expenses during the period by the Fund Manager. See last row.
(c) Not Annualized.
(d) Annualized.
(e) Average commission rate paid per share is calculated for fiscal year beginning on or after
    September 1, 1995.


                                   PROSPECTUS
                                       12

                            AARP Capital Growth Fund
                            ------------------------
                                  For the Years Ended September 30
                                  --------------------------------
                1996   1995   1994   1993   1992  1991    1990    1989   1988   1987
                ----   ----   ----   ----   ----  ----    ----    ----   ----   ----
Net Asset      $      $31.74 $36.20 $30.30 $30.23 $23.32$34.17   $23.88 $27.55 $21.13
 Value at
 Beginning of
 Period
Net                     .36    .00    .06    .15    .24 .54(b)     .21    .10    .11
 Investment
 Income (a)
Net Realized           6.91  (1.51)  7.19   1.09   9.05 (9.27)   10.17  (1.97)  7.40
 & Unrealized
 Investment
 Gain (Loss)
Total from             7.27  (1.51)  7.25   1.24   9.29 (8.73)   10.38  (1.87)  7.51
 Investment
 Operations
Dividends             (.01)  (.05)  (.14)  (.23)  (.59) (.19)    (.09)  (.15)  (.19)
 from Net
 Investment
 Income
Distributions         (.64)  (2.90) (1.21) (.94)  (1.79)(1.93)      --  (1.65) (.90)
 from Net
 Realized
 Gains
Total                 (.65)  (2.95) (1.35) (1.17) (2.38)(2.12)   (.09)  (1.80) (1.09)
 Distributions
Net Asset             38.36  31.74  36.20  30.30  30.23 23.32    34.17  23.88  27.55
 Value at End
 of Period
Total Return %        23.47  (4.70) 24.53   3.94  42.81 (26.94)  43.62  (5.44) 37.02
Net Assets              692    683    607    424    242   160      180     91    116
 End of
 Period ($
 millions)
Ratio of                .95    .97   1.05   1.13   1.17  1.11     1.16   1.23   1.24
 Operating
 Expenses to
 Average Net
 Assets % (a)
Ratio of Net           1.00    .02    .22    .61    .90  2.00      .89    .37    .62
 Investment
 Income to
 Average Net
 Assets %
Portfolio             98.44  79.65  100.63 89.20  99.62 83.28    63.51  45.37  53.61
 Turnover
 Rate %
Average                  --     --     --     --     --    --       --     --     --
 Commission
 Rate Paid (c)
Per Share                --     --     --     --     --  .009       --   .044   .025
 Reimbursement
 of Expenses
 (a):
(a)   Reflects a per share reimbursement of expenses during the period by the Fund
      Manager. See last row.
(b)   Net investment  income per share includes  non-recurring  dividend  income amounting to $.18 per share.
(c)   Average  commission  rate paid per share is  calculated  for fiscal  years beginning on or after September 1, 1995.

                                   PROSPECTUS
                                       13

AN OVERVIEW OF THE AARP INVESTMENT PROGRAM

AARP is a nonprofit organization dedicated to addressing the needs and interests of persons aged 50 and older. It seeks through education, advocacy, and service to enhance the quality of life for all by promoting independence, dignity, and purpose. In the early 1980s, research conducted by AARP indicated that many members were not taking steps to invest adequately for their future. To encourage members to plan for their retirement and beyond, AARP decided to make available a family of mutual funds. The family of funds would provide members with a limited number of distinct investment choices that were managed by an experienced investment adviser. AARP sought an investment management firm to develop and manage the funds. After interviewing a number of investment managers, AARP selected Scudder, Stevens & Clark, Inc., who will be referred to in this prospectus as Scudder or the Fund Manager.

Who is Scudder, Stevens & Clark?

Scudder, Stevens & Clark is America's oldest independent investment counsel firm. Its founder, Theodore T. Scudder, established the profession of long-term, fee-based investment counsel in 1919 at a time when investment firms were focused on short-term, commission-based trading. In the more than 75 years that have passed since then, Scudder has grown to be one of America's largest independent investment managers. Today, Scudder manages more than $100 billion in assets for clients around the world. Scudder manages corporate funds, pension plans, and endowments for institutions, and provides an array of investment products and services for individual clients and other investors. These include the Scudder Funds, a family of no-load mutual funds; a no-load variable annuity; 401(k) Plans; and several closed-end funds.

Scudder brings decades of experience and innovation to mutual fund investing. In 1928, Scudder offered America's first no-load mutual fund. Scudder was the first company to offer an international mutual fund to U.S. investors. In 1984, Scudder was selected by AARP to develop and manage the AARP Mutual Funds.

What are the roles of AARP and Scudder?

The AARP Investment Program from Scudder was established in accordance with criteria set by AARP. Specifically, these criteria include providing members with competitive investment performance, allowing easy access to investments, offering easy-to-understand information concerning investing, and delivering superior service. Fulfilling this mandate is the mission of AARP and Scudder. Both organizations work closely to ensure these criteria are met. Scudder provides investment management and administrative services for the AARP Funds and brings to the Program more than 75 years of investment counseling and management experience. AARP provides insight into the diversity and changing character of AARP members. Association staff closely monitor Program services and review all Program materials to ensure conformity to AARP's high standards. Members of AARP leadership also serve as Trustees for the AARP Funds.

WHAT DOES THE AARP INVESTMENT PROGRAM OFFER?

The Program was created to address the investment concerns of AARP members and to help you make informed investment decisions. It features several benefits

                                   PROSPECTUS
that may make investing advantageous and give you greater confidence that you've made decisions appropriate for your needs:

o A Unique Family of Funds: The Program offers a range of mutual funds which recognize the needs of AARP members. Each of the AARP Funds is conservatively managed, seeking to moderate share price volatility, while seeking competitive returns. This makes the AARP Funds distinct from other mutual funds, which may seek higher returns but do not focus on reducing share price volatility.

o No Sales Fees or Commissions: Unlike most other mutual funds, the AARP Funds are pure no-loadt so you don't pay any sales fees or commissions to purchase, exchange or sell (redeem) shares. In addition, the Funds do not charge 12b-1 fees, which are a form of a sales charge that covers marketing and distribution expenses.

o No Fees to open and maintain an AARP IRA or AARP Keogh Plan account: You'll pay no separate fees to open or maintain your retirement plan account. All your money goes to work for your retirement.

o Low initial investment: Open an account for just $500 for each AARP Fund ($2,500 for the AARP High Quality Tax Free Money Fund) or $250 for each AARP Fund in an AARP IRA or AARP Keogh Plan account. So it's easy to get started. See page 59 of this prospectus for more information on minimum investments.

o Professional investment management by Scudder, Stevens & Clark: Scudder brings over 75 years of investment management experience to the AARP Funds.

o Responsive Service from AARP Mutual Fund Representatives: Our knowledgeable representatives are ready to answer your questions, initiate transactions or help you select the AARP Fund which meets your needs--call them toll-free Monday through Friday, from 8 a.m. to 8 p.m. Eastern time.

o Access to your investment when you need it. You'll be able to redeem your investment at no charge by simply calling toll-free or writing--your investment is not locked in. See page 62 of this prospectus for more information.

You'll also benefit from:

o    Informative Communications, such as newsletters and free guides;
o Consolidated Monthly Statements or Quarterly AARP IRA or AARP Keogh Plan Statements;
o    Prompt transaction confirmations;
o    Special Services designed to make investing simple and convenient; and
o    AARP's commitment to represent your interests.

WHAT DO THE AARP MUTUAL FUNDS OFFER?


The 15 AARP Mutual Funds offer members a choice of conservatively managed investments which vary in the potential returns and risk they offer. The Funds address four major investment needs: stability of principal, income, tax-free income and growth. Each of the AARP Mutual Funds is managed to offer you returns competitive with comparable funds or securities. In addition, each AARP Fund follows a conservative investment approach which seeks to moderate share price volatility relative to funds investing in these same markets or asset classes, so you can feel confident when you invest. The AARP Funds are managed with the needs of AARP investors always in mind. Other mutual funds not designed and


                                   PROSPECTUS
managed for AARP investors may have higher share price volatility and have higher returns. None of the AARP Funds invest in securities issued by tobacco companies.


While the AARP Funds are conservatively managed, it is important to realize that your principal is never insured or guaranteed, and the value of your investment and your return will move up and down as market conditions change. The share price of a mutual fund, other than a money market fund, typically moves up and down on a day-to-day basis. Share price volatility reflects the level of fluctuation in the value of a Fund's shares over relatively short time periods. A mutual fund that experiences large changes in its share price on a daily basis would be considered to have high share price volatility. The AARP Funds will be managed to seek to reduce share price volatility as compared to other mutual funds or securities described in a Fund's investment objective and policies. This does not mean a Fund's share price will not be affected by market forces, such as shifts in the stock market or interest rates. The result will be upward or downward movements in the Fund's share price. For more details on each AARP Fund, please read the "Investment Objectives and Policies" section.

Information on each AARP Fund is included in this Prospectus, focusing on how the AARP Funds differ in their potential return and risk. Before investing, you should determine your investment objectives and time horizons. This will help you decide which of the AARP Funds fits your needs.

The following is a brief summary of the investment needs the AARP Funds seek to meet. The nature of each Fund will affect the length of time you should plan to invest.


     If you are investing for stability of principal and income:


     Consider the AARP High Quality Money Fund or the AARP High Quality Tax Free Money Fund. Each provides opportunities to meet short-term needs (1 year or less) while providing a modest level of income. Both seek to provide stability of principal through a constant $1.00 share price, although this may not always be achieved. The AARP Money Funds invest in short-term securities whose yields tend to follow changes in short-term interest rates. If short-term interest rates rise or fall dramatically, so could the yields of the AARP Money Funds in relatively short periods of time. Keep in mind the income paid by the AARP High Quality Money Fund is taxable, whereas the income paid by the AARP High Quality Tax Free Money Fund is normally free from federal income taxes.


     If you are investing for the longer term and are interested in monthly income:


     Consider the AARP GNMA and U.S. Treasury Fund, the AARP High Quality Bond Fund, the AARP Bond Fund for Income, the AARP Insured Tax Free General Bond Fund or the AARP Diversified Income Portfolio. When you choose one of these conservatively managed funds, remember that both the value of shares and the yield will change daily, generally in reaction to shifting interest rates. In most cases, as interest rates rise, the value of investments in these Funds tends to fall. As interest rates fall, the value of investments in these Funds tends to rise. Investing in these Funds offers the opportunity for gain through the monthly income that the Funds seek to provide, and also by possible growth in the value of shares. While each of these Funds is managed to moderate share price volatility, the value of your investment can decline. That's why you should be prepared to tolerate


                                   PROSPECTUS
     fluctuation in both the value of your investment and the income you earn and to invest for the longer term (3 years or more).



     If you are investing for the long term and you are interested in growth:


     Consider the AARP Balanced Stock and Bond Fund, the AARP Growth and Income Fund, the AARP Blue Chip Index Fund, the AARP Global Growth Fund, the AARP Capital Growth Fund, the AARP International Stock Fund, the AARP Small Company Stock Fund or the AARP Diversified Growth Portfolio. When you invest in one of these Funds, remember that any investment in stocks involves risk and that the value of your shares will fluctuate daily. The share price of these AARP Funds will tend to rise when the stock market rises and decline when the stock market declines. Investing in these Funds offers the opportunity for gain through potential appreciation in the value of your investment as well as from any income that the investment earns. While each of these Funds is managed to moderate share price volatility, the value of your investment can decline. That's why you should consider your investment as one that you can afford to let work for you over time--generally for a period of 3 to 5 years or more for the AARP Balanced Stock and Bond Fund and AARP Diversified Growth Portfolio, and 5 years or more for the other equity funds listed above.


How is my investment managed?


The AARP Mutual Funds are managed to seek competitive returns and to moderate share price volatility. Each of the AARP Mutual Funds is managed by a team of investment professionals at Scudder. Professional portfolio managers develop investment strategies and select securities for each AARP Fund's portfolio. They are supported by Scudder's dedicated staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. At Scudder, there has always been a strong partnership between research analysts and portfolio managers. Scudder's large staff of independent researchers help the portfolio managers assess economic and industry trends and security valuations as they make investment decisions. Generally, the portfolio managers do not take a short-term approach to investing. Instead, they seek to add value over the long term, carefully selecting investments they believe have superior potential for achieving each Fund's objectives.


INVESTMENT OBJECTIVES AND POLICIES


The following pages provide detail on the investment objectives and policies of the AARP Mutual Funds. Included are each Fund's objectives, whom it is designed for, what it offers investors, what it can invest in, the risks involved, when distributions are paid and who at Scudder manages the Fund. As with any investment, there is no guarantee that the AARP Funds will successfully meet their investment objectives. Be sure to read the section titled "Other Investment Policies and Risk Factors" on page 47.

Each Trust's Trustees can modify a Fund's objectives without the approval of a majority of that Fund's shareholders. Shareholders will be informed in writing of any changes in objectives. In that event, they should consider whether the Fund is still an appropriate investment for their situation.



                                   PROSPECTUS

AARP HIGH QUALITY MONEY FUND

Fund Objective:

     From investments in high quality securities, the Fund is designed to provide current income. The Fund also seeks to maintain stability and safety of principal while offering liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share. There may be circumstances under which this goal cannot be achieved.

For whom is the Fund designed?


     The Fund may be appropriate for investors with short-term needs or who do not want the risk of investing in stocks or bonds. These include:

       o Investors creating a diversified portfolio who want a portion of their assets in an investment designed to offer safety and stability.


       o Investors seeking a short-term investment prior to making longer-term investment choices.

       o Investors seeking money market income to meet regular needs.

       o Investors who need immediate access to their money through free checkwriting.


     The Fund is also available for AARP IRA and other retirement plan accounts.


What does the Fund offer to investors?

     The Fund is designed to offer current income, while maintaining stability and safety of principal. In addition, it provides a convenient way to easily access your money through free checkwriting.

What does the Fund invest in?


     The Fund invests in high quality short-term securities. These securities will have remaining maturities of 397 calendar days or less, except for U.S. Government securities, which may have maturities up to 762 calendar days. The average dollar-weighted maturity of the Fund's investments is 90 days or less. All of the securities purchased are U.S. dollar-denominated. Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted the Fund intends to comply with such new requirements.

     These money market securities consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as the International Bank for Reconstruction and Development (the World Bank); obligations of domestic banks and their foreign branches, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; obligations of savings and loan institutions; instruments whose credit has been enhanced by: banks (letters of credit), insurance companies (surety bonds), or other corporate entities (corporate guarantees); corporate obligations, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; asset-backed securities, including certificates, participations and notes; municipal securities including  notes,  bonds and  participation  interests,  either  taxable or


                                   PROSPECTUS
     tax-free, as described in more detail for the AARP High Quality Tax Free Money Fund; securities with put features; and repurchase agreements.


     All of the  securities  that  the  Fund  purchases,  or that  underlie  its repurchase agreements, are considered to be high quality. Generally, the Fund may purchase only securities rated, or issued by an entity with comparable securities rated, within the two highest quality rating categories of one or more rating agencies such as: Moody's Investors
     Service, Inc. (Moody's), Standard & Poor's (S&P), and Fitch Investors Service, Inc. (Fitch). Securities rated by only one agency may be purchased if the rating falls within the categories above. Unrated securities may be purchased if the Fund Manager judges them to be comparable in quality to securities described above. Generally, the Fund will invest in securities rated in the highest quality rating by at least two of these rating agencies. If a security ceases to be rated or is reduced below the Fund's standards, it will be sold unless the Trustees determine that disposing of the security would not be in the best interests of the Fund.


     The Fund has certain nonfundamental policies designed to maintain diversification. These policies may be changed without shareholder approval. The amount of total assets of the Fund that may be invested in the securities of a single issuer is limited in accordance with federal law.


What are the risks?


     The risk to your principal is low, since the Fund seeks to maintain a stable share price of $1.00. While the Fund has maintained a stable share price since it began in June 1985, there may be situations under which this goal cannot be achieved. The level of income you receive will be affected by movements up and down in short-term interest rates. By investing generally in highest-quality securities, the Fund may offer less income than a money market fund investing in other high-quality money market securities. See "Other Investment Policies and Risk Factors."


When are distributions paid?

     Dividends are declared daily and distributed monthly to investors. Generally, net realized capital gain or loss is included in the daily declaration of income. See page 53 for additional information on distributions and taxes.

Who at Scudder manages my investment?


     Lead Portfolio Manager David Wines assumed responsibility for setting the Fund's investment strategy and for overseeing the Fund's day-to-day management in February 1997. Mr. Wines has eight years of investment industry experience. Stephen L. Akers, Portfolio Manager, focuses on securities selection and assists with the creation and implementation of investment strategy for the Fund. Mr. Akers has been a member of the AARP High Quality Money Fund team since 1995 and has managed several other fixed-income portfolios since joining Scudder in 1984. Debra A. Hanson, Portfolio Manager, assists with the development and execution of investment strategy and has been with Scudder since 1983. K. Sue Cote, Portfolio Manager, joined Scudder in 1983 and has 13 years of experience in the investment industry.


                                   PROSPECTUS

AARP HIGH QUALITY TAX FREE MONEY FUND

Fund Objective:

     From investments in high quality municipal securities, the Fund is designed to provide current income free from federal income taxes. The Fund also seeks to maintain stability and safety of principal, while offering liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share. There may be circumstances under which this goal cannot be achieved.

For whom is the Fund designed?


     The Fund may be appropriate for investors in high tax brackets who have short-term investment needs or who do not want the risk of investing in stocks or bonds. These include:

       o Investors creating a diversified portfolio who want a portion of their assets in an investment designed to offer safety and stability.


       o Investors seeking a short-term investment prior to making longer-term investment choices.

       o Investors seeking tax free money market income to meet regular day-to-day expenses.


       o Investors who need immediate access to their money through free checkwriting.

     This Fund is not available for AARP IRA or other retirement plan accounts.


What does the Fund offer to investors?


     The Fund is designed to offer current income free from federal income tax, while providing stability and safety of principal. Depending on your tax bracket, the after-tax income from the Fund may be higher than from a taxable investment of comparable quality and risk. In addition, it provides a convenient way to easily access your money through checkwriting.


What does the Fund invest in?

     The Fund invests in high-quality, short-term municipal securities. These securities will have remaining maturities of 397 calendar days or less. The average dollar-weighted maturity of its investments is 90 days or less. These municipal securities may include obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia. Interest from these securities is, in the opinion of the issuer's bond counsel, exempt from federal income taxes. The Fund has no current intention to invest in securities whose income is subject to federal income tax, including the individual alternative minimum tax (AMT).

     Municipal securities may include municipal notes such as tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes; municipal bonds, which include general obligation bonds secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; and revenue bonds (including private activity bonds), which are generally paid from the revenues of a particular facility, a specific excise tax, or other source. The Fund's municipal

                                   PROSPECTUS
     investments may also include participation interests in bank holdings of municipal securities, municipal lease obligations, securities with variable or floating interest rates, demand obligations, and tax-exempt commercial paper. The Fund may also purchase securities on a "when-issued" or "forward delivery" basis, and may enter into stand-by commitments, which are securities that may be sold back to the seller at the Fund's option.

     All of the securities that the Fund purchases, or that underlie its repurchase agreements, are considered to be high quality. These securities are generally rated or issued by an issuer rated within the two highest quality ratings of two or more rating agencies such as: Moody's (Aaa and Aa, M1G1 and M1G2, and P1), S&P (AAA and AA, SP1+ and SP1, A1+ and A1) and Fitch (AAA and AA, F1 and F2). The Fund may purchase a security rated by only one rating agency if it meets the above rating standards. An unrated security may be purchased if the Fund Manager judges it to be of comparable quality to securities described above. Generally, the Fund will invest in securities rated in the highest quality rating by at least two of these rating agencies.

     Ordinarily, the Fund expects that 100% of its portfolio securities will be in federally tax-exempt securities.

     As a fundamental policy, under normal circumstances, at least 80% of the Fund's net assets will be invested in tax-exempt securities. Up to 20% of the Fund's net assets may be invested in taxable securities. For defensive purposes, or if unusual circumstances make it advisable, the Fund may purchase U.S. Government securities and repurchase agreements collateralized by such securities. For temporary defensive purposes, the Fund's investment in taxable securities may exceed 20% when the Fund Manager deems such a position advisable in light of economic or market conditions.

     All of the securities purchased are U.S. dollar-denominated. The securities must meet credit standards applied by the Fund Manager, following procedures established by the Trustees. If a security ceases to be rated, or its rating is reduced below the Fund's standard, it will be sold unless the Trustees determine that disposing of the security would not be in the best interests of the Fund. As a matter of nonfundamental policy, which may be changed without a shareholder vote, the Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in securities subject to puts from any one issuer.

What are the risks?


     The risk to your principal is low, since the Fund seeks to maintain a stable share price of $1.00. While the Fund has maintained a stable share price since it began operating as a tax-free money fund in August 1991, there may be situations under which this goal cannot be achieved. The level of income you receive will be affected by movements up and down in short-term interest rates. By investing generally in highest-quality securities, the Fund may offer less income than a money market fund investing in other high-quality money market securities. See "Other Investment Policies and Risk Factors."


Will I be subject to taxes on this fund?

     All income distributed by the Fund is expected to be exempt from federal income taxes. Income may be subject to state and local income taxes. Each year you will be provided with a breakdown of the Fund's investments by

                                   PROSPECTUS
     state so that you can determine your state and local income tax liability. Your state or local Department of Revenue or tax advisor can answer questions regarding taxability of distributions. Should there be any income from taxable securities, it would not be exempt from federal income taxes.


When are distributions paid?

     Dividends are declared daily and distributed monthly to investors. Any net realized capital gain typically will be distributed annually after September 30 and is usually taxable. See page 53 for additional information on distributions and taxes.

Who at Scudder manages my investment?


     Lead Portfolio Manager K. Sue Cote has been responsible for setting investment strategy and overseeing the Fund's day-to-day management since 1991. Ms. Cote joined Scudder in 1983 and has 13 years of experience in the investment industry. Donald C. Carleton, Portfolio Manager, focuses on securities selection and assists with the creation and implementation of investment strategy for the Fund. Mr. Carleton has over 20 years' experience in tax-free investing and has been at Scudder since 1983.


AARP GNMA AND U.S. TREASURY FUND

Fund Objective:

     To produce a high level of current income and to keep the price of its shares more stable than that of a long-term bond. The Fund pursues this objective by investing principally in U.S. Government-guaranteed GNMA securities and U.S. Treasury obligations.

For whom is the Fund designed?


     The Fund is suitable for conservative investors who want high current income but want a degree of protection from bond market price risk. Investors should be seeking to invest for the longer term (3 years or more) and be comfortable with fluctuation in the value of their principal. The Fund is also available for AARP IRA or other retirement plan accounts.


What does the Fund offer to investors?


     The Fund is designed to offer current income from a portfolio of high-quality securities. The level of income should generally be higher than that available from fixed-price money market mutual funds, government-insured bank accounts and fixed-rate, government-insured CDs. By including short-term U.S. Treasury securities in its portfolio, the Fund seeks to offer less share price volatility than long-term bonds or many other GNMA mutual funds, although its yield may be lower.


What does the Fund invest in?

     The Fund invests principally in U.S. Treasury bills, notes, and bonds, and other securities issued or backed by the full faith and credit of the U.S. Government. These include Government National Mortgage Association (GNMA) securities. GNMA securities represent part ownership of a pool of U.S. Government-guaranteed mortgage loans each of which is insured by the Federal Housing Administration or guaranteed by the Veterans Administration. Each pool of mortgages is also guaranteed by GNMA as to the timely payment of principal and interest (regardless of whether the

                                   PROSPECTUS
     mortgagors actually make their payments). This guarantee by GNMA represents the full faith and credit of the U.S. Government. However, this guarantee is not related to the Fund's yield or the value of shareholders' investments, which will fluctuate daily.

     The maturities and types of securities held by the Fund may vary with current market conditions. At any time, the Fund may invest a substantial portion of its assets in securities of a particular maturity. With GNMA securities, principal is paid back to the Fund over the life of the bond, rather than at maturity. The Fund will receive monthly scheduled payments of principal and interest and may receive unscheduled principal payments resulting from prepayments of the underlying mortgages. The Fund may realize a gain or loss upon receiving principal payments. The Fund typically reinvests all payments and prepayments of principal in additional GNMA securities or other U.S. Government-guaranteed securities. The Fund may also purchase "when-issued" securities and invest in repurchase agreements.

What are the risks?


     The Fund is not a fixed price money market fund, so the value of its shares will fluctuate up and down with changes in interest rates and other market conditions. The level of income you receive will also be affected by movements up or down in interest rates. Like bonds, the value of mortgage-backed securities decreases when interest rates rise. However, when interest rates fall their value may not rise as much as does the value of bonds because of the anticipation of prepayment of the underlying mortgages. This prepayment may expose the Fund to a lower rate of return upon reinvestment. Thus, the prepayment rate may also tend to limit any increase in net asset value. See "Other Investment Policies and Risk Factors."


How does the Fund seek to manage risk?


     The Fund actively seeks to reduce share price volatility, by investing in a combination of short-, intermediate-, and long-term securities. The Fund may also, on occasion, use portfolio management techniques to seek to reduce volatility. These techniques, which are subject to applicable regulatory guidelines, may include limited transactions in financial futures contracts and related option transactions which are unrated (see "Other Investment Policies and Risk Factors"). The Fund may write (sell) covered call options to enhance investment returns. These techniques will be entered into to reduce risk, but such techniques involve risks themselves and could reduce current income.


When are distributions paid?

     Dividends are declared daily and distributed monthly to investors. Any net realized capital gain typically will be distributed annually after September 30. See page 53 for additional information on distributions and taxes.

Who at Scudder manages my investment?


     Lead Portfolio Manager David H. Glen has been responsible for investment strategy and overseeing security selection since the Fund's inception in 1985. Mr. Glen has over 15 years' experience in finance and investing. Mark
     S. Boyadjian, Portfolio Manager, focuses on securities selection and assists with investment strategy for the Fund. Mr. Boyadjian joined the Fund's team in 1995 and has been involved in investment management since joining Scudder in 1989.


                                   PROSPECTUS

AARP HIGH QUALITY BOND FUND

Fund Objective:


     Consistent with investments primarily in high quality securities, the Fund seeks to provide a high level of income and to keep the value of its shares more stable than that of a long-term bond fund.


For whom is the Fund designed?


     The Fund is suitable for investors who want high current income with moderate risk from a high quality portfolio. Investors should be seeking to invest for the intermediate term or longer (at least 3 years or more) and be comfortable with fluctuation in the value of their principal. The Fund is also available for AARP IRA and other retirement plan accounts.


What does the Fund offer to investors?


     The Fund is designed to offer a high level of current income from a portfolio comprised primarily of high-quality securities. The level of total investment return (i.e., income plus any capital appreciation) should typically be higher than available from the AARP GNMA and U.S. Treasury Fund, with greater fluctuation in the value of your principal.

     By including short- and medium-term bonds in its portfolio, the Fund seeks to offer less share price volatility than long-term bonds or many long-term bond funds, although its yield may be lower.


What does the Fund invest in?


     Under normal circumstances, at least 65% of the assets of the Fund are invested in U.S. Government, corporate and other fixed-income securities. All the Fund's securities will be rated or judged by the Fund Manager to be the equivalent of those rated investment-grade or higher by Moody's (Aaa, Aa, A, and Baa) or S&P (AAA, AA, A and BBB), and at least 65% of the Fund's assets must be in securities rated in the two highest rating categories by Moody's or S&P. The Fund may invest up to 20% of its assets in bonds rated Baa by Moody's or rated BBB by S&P. Securities rated Baa by Moody's or BBB by S&P are neither highly protected nor poorly secured. These securities normally pay higher yields and are regarded as having adequate capacity to repay principal and pay interest but involve potentially greater price variability than higher-quality securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. The Fund does not purchase securities rated below investment-grade, commonly known as "junk" bonds.

     The Fund may invest in any investment eligible for the AARP GNMA and U.S. Treasury Fund. It may also purchase corporate notes and bonds, including convertible issues, and obligations of federal agencies that are not backed by the full faith and credit of the U.S. Government. Additionally, the Fund may purchase obligations of international agencies, U.S. dollar-denominated foreign debt securities, mortgage-backed and other asset-backed securities, and money market instruments such as commercial paper, bankers' acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Fund may invest up to 20% of total assets in foreign debt securities denominated in currencies other than the U.S. dollar, but no more than 5% of the Fund's total assets will be represented


                                   PROSPECTUS
     by a given foreign currency. The Fund may also purchase "when-issued" securities and invest in repurchase agreements.


     The Fund will invest in a broad range of short-, intermediate- and long-term securities. The maturities and types of securities held by the Fund will vary with current market conditions. The Fund may have a substantial portion of its assets in securities of a particular maturity. The non-governmental investments of the Fund will be spread among a variety of companies and will not be concentrated in any one industry.

What are the risks?


     The Fund is not a fixed price money market fund, so the value of its shares will fluctuate up and down with changes in interest rates and other market conditions. Due to the greater market price risk of the securities in which it invests, the Fund will usually have more share price volatility than the AARP GNMA and U.S. Treasury Fund. See "Other Investment Policies and Risk Factors."

     The level of income provided will be affected by movements up and down in interest rates. Also, income from the high-quality and other investment-grade securities the Fund purchases may be lower than income from lower-quality securities.


How does the Fund seek to manage risk?


     The Fund actively seeks to reduce share price volatility by investing in securities with varying maturities, including short- and medium-term bonds. Also, the Fund may use approved portfolio management techniques, if appropriate, such as limited transactions in financial futures contracts and related option transactions which are unrated (see "Other Investment Policies and Risk Factors"). The Fund may write (sell) covered call options to enhance investment returns. These techniques will be entered into to reduce risk, but such techniques involve risks themselves and could reduce current income.


When are distributions paid?

     Dividends are declared daily and distributed monthly to investors. Any net realized capital gain typically will be distributed annually after September 30. See page 53 for additional information on distributions and taxes.

Who at Scudder manages my investment?

     Lead Portfolio Manager David H. Glen has set the Fund's investment strategy and overseen its day-to-day operations since 1995. Mr. Glen, who started at Scudder in 1982 and has been a portfolio manager since 1985, has over 15 years' experience in finance and investing. William M. Hutchinson, Portfolio Manager, who is also responsible for implementing the Fund's strategy, has been involved with the Fund since 1987. Mr. Hutchinson joined Scudder in 1986 as a portfolio manager and has over 20 years of investment experience. Stephen A. Wohler, Portfolio Manager, focuses on securities selection for the Fund. Mr. Wohler, who joined Scudder in 1979, is in charge of Scudder's Global Bond Group and has over 15 years' experience managing fixed-income investments.

                                   PROSPECTUS

AARP BOND FUND FOR INCOME

Fund Objective:

     The Fund seeks to provide a high level of current income consistent with investments primarily in investment-grade debt securities, and to keep the price of its shares more stable than that of a long-term bond fund.

For whom is the Fund designed?

     This new Fund, which commenced operations on February 1, 1997, is suitable for investors who want high current income, but are willing to accept interest rate, credit, and other risks associated with a portfolio of investment-grade and, to a lesser extent, below investment-grade bonds. Investors should be seeking to invest for the longer term (at least 3 years or more) and be comfortable with fluctuation in the value of their principal. The Fund is also available for AARP IRA and other retirement plan accounts.

What does the Fund offer to investors?

     The Fund is designed to offer investors a convenient way to enjoy high monthly income through a professionally managed diversified portfolio of largely investment-grade bonds. The Fund should offer higher income than any other AARP income fund, although its share price volatility will normally be higher. The Fund also can help add balance to a portfolio holding stocks or stock mutual funds.

     By including short- and medium-term bonds in its portfolio, the Fund seeks to offer less share price volatility than long-term bonds or many long-term bond funds, although its yield may be lower.

What does the Fund invest in?

     In pursuit of its investment objectives, under normal market conditions, the Fund invests at least 65% of its assets in investment-grade debt securities. Investment-grade securities are rated Aaa,Aa,A, or Baa by Moody's or AAA, AA, A, or BBB by S&P, or, if unrated, are of equivalent quality as determined by the Fund Manager. In addition, the Fund may invest up to 35% of its assets in securities rated Ba or B by Moody's or BB or B by S&P. No more than 10% of the Fund's assets may be invested in securities rated B by Moody's or S&P. These two grades of securities are considered to be below investment grade. Below investment-grade securities are considered predominantly speculative with respect to their capacity to pay interest and repay principal. They generally involve a greater risk of default and have more price volatility than higher rated securities. See "Other Investment Policies and Risk Factors."

     The Fund may invest in U.S. Treasury and Agency securities, corporate bonds and notes, mortgage-backed and other asset-backed securities, dollar-denominated debt of international agencies or investment-grade foreign institutions, and money market instruments such as commercial paper, bankers' acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Fund may invest up to 20% of total assets in foreign debt securities denominated in currencies other than the U.S. dollar, but no more than 5% of the Fund's total assets will be represented by a given foreign currency. The Fund may also invest in "when-issued" securities and repurchase agreements.

                                   PROSPECTUS

     For temporary defensive purposes, the Fund may invest without limit in money market and short-term instruments or invest all or a substantial portion of its assets in high quality domestic debt securities when the Fund Manager deems such a position advisable in light of economic or market conditions.

What are the risks?

     While the Fund is designed to provide monthly income, it is not a fixed price money market fund. The value of its shares and the level of income provided will fluctuate up and down with changes in interest rates and other market conditions. Due to the greater overall interest rate and credit risk of the securities in which it invests, the Fund should offer higher income but have a more variable share price over time than the AARP GNMA and U.S. Treasury Fund or the AARP High Quality Bond Fund. See "Other Investment Policies and Risk Factors."

     The Fund can invest a limited portion of its assets in below investment-grade securities, sometimes referred to as "junk" bonds. Investing in high yielding, lower-quality bonds involves various types of risks including the risk that issuers of bonds held in the portfolio will not make timely payment of either interest or principal, or may default entirely. This risk of default can increase with changes in the financial condition of a company or with changes in the U.S. economy, such as a recession. Compared to investing in higher quality issues, investors may be rewarded for the additional risk of high yield bonds through higher interest payments and the opportunity for greater capital appreciation.

How does the Fund seek to manage risk?

     The Fund seeks to reduce share price volatility through active portfolio management and diversification. The Fund Manager will invest in a broad number of securities with varying maturities, quality and industry representation. Also, the Fund may use approved portfolio management techniques, if appropriate, such as limited transactions in financial futures contracts and related option transactions which are unrated (see "Other Investment Policies and Risk Factors"). The Fund may write (sell) covered call options to enhance investment returns. These techniques will be entered into to reduce risk, but such techniques involve risks themselves and may reduce current income.

When are distributions paid?

     Dividends are declared daily and distributed monthly to investors. Any net realized capital gain typically will be distributed annually after September 30. See page 53 for additional information on distributions and taxes.

Who at Scudder manages my investment?

     William M. Hutchinson, Lead Portfolio Manager, has over 20 years of investment experience. Kelly D. Babson, Portfolio Manager, is a portfolio manager in Scudder's Global Bond Group, with 15 years of experience in fixed-income investing including ten years of high yield portfolio management prior to joining Scudder. Portfolio Manager David H. Glen has over 15 years of experience in finance and investing.


                                   PROSPECTUS

AARP INSURED TAX FREE GENERAL BOND FUND

Fund Objective:

     From a portfolio consisting primarily of municipal securities covered by insurance, the Fund seeks to provide high income free from federal income taxes and to keep the value of its shares more stable than that of a long-term municipal bond.

For whom is the Fund designed?


     The Fund is suitable for investors in higher tax brackets who want high income free from federal income taxes. Investors should invest for the longer term (at least 3 years or more) and be comfortable with fluctuation in the value of their principal. The Fund is not available for AARP IRA or other retirement plan accounts.


What does the Fund offer to investors?


     The Fund is designed to offer high income free from federal tax. Depending on an investor's tax bracket, the after-tax income from the Fund may be higher than that from a taxable investment of comparable quality and risk. The Fund will typically pay higher income than the AARP High Quality Tax Free Money Fund, although yield and principal value will fluctuate up and down with market conditions. By including short- and medium-term bonds in its portfolio, the Fund seeks to offer less share price volatility than long-term municipal bonds or many long-term municipal bond funds, although its yield may be lower.

     The Fund is one of a distinct group of tax-free mutual funds with insurance on the majority of its investments. Insurance on its securities protects the Fund against loss from default by the municipal issuer. However, it does not protect the investor from fluctuation in yield or share price.


What does the Fund invest in?

     The Fund invests primarily in a mix of short-, intermediate-, and long-term municipal securities that are insured against default by private insurers.

     The municipal securities purchased by the Fund will be only high-grade securities or repurchase agreements on such securities. These may include obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia to raise money for public purposes. Interest from these securities is, in the opinion of the issuer's bond counsel, exempt from federal income taxes. The Fund has no current intention of investing in securities whose income is subject to federal income tax, including the individual alternative minimum tax (AMT).
     However, under unusual circumstances, the Fund may invest in taxable securities for defensive purposes or to benefit from disparities in the financial markets.

     Municipal securities may include municipal notes, municipal bonds, municipal lease obligations, participation interests in bank holdings of municipal securities, securities with variable or floating interest rates, demand obligations, and tax-exempt commercial paper. The Fund may purchase securities on a "when-issued" or "forward delivery" basis, and may enter

                                   PROSPECTUS
     into stand-by commitments in which securities may be sold back to the seller at the Fund's option. Also, the Fund may use approved portfolio techniques, if appropriate, such as limited use of financial futures contracts and related options transactions. See "Other Investment Policies and Risk Factors."

What portion of the securities is insured?

     At least 65% of the Fund's assets are fully insured by private insurers as to payment of face value and interest to the Fund, when due. If uninsured securities or securities not directly or indirectly backed or guaranteed by the U.S. Government are purchased and expected to be held for 60 days or more, insurance will be obtained within 30 days to ensure that 65% of the Fund's assets are insured by the issuer or arranged for by the Fund. If at least 65% of its assets are not insured securities, the Fund will obtain insurance for a portion of its U.S. Government guaranteed or backed securities so that the 65% standard is achieved.

What are the risks?

     The Fund is not a fixed price money market fund, so the value of its shares will move up and down as interest rates and other market conditions change. The level of income you receive will be affected by movements up and down in interest rates. Income from the high-quality securities which the Fund purchases may be lower than the income from lower-quality securities. See "Other Investment Policies and Risk Factors."

How does the Fund seek to manage risk?


     The Fund actively seeks to manage share price volatility by investing in securities of varying maturities. The Fund may also use approved portfolio management techniques.


     Insurance on the securities held by the Fund protects the Fund as to default by the municipal issuer. It does not protect an investor from fluctuation in the Fund's yield or value per share, which change daily.
     Insurance also involves a cost to the Fund which will reduce yield. Historically, the yields on insured securities have been attractive in comparison to the yields on uninsured securities of comparable quality. There can be no assurance, however, that this relationship will continue. Moreover, to the extent the Fund must purchase insurance on U.S. Government securities, this will involve a cost to the Fund while not increasing the quality rating since U.S. Government-guaranteed or backed securities are already high quality. Although the financial condition of each insurer of its securities is periodically reviewed by the Fund, there can be no guarantee that insurers can honor their obligations under all circumstances. See "Other Investment Policies and Risk Factors."

Will I be subject to taxes on this fund?


     All income distributed by the Fund is expected to be exempt from federal income taxes. Income may be subject to state and local income taxes. Ordinarily, the Fund expects that 100% of its portfolio securities will be in federally tax-exempt securities. As a fundamental policy, under normal circumstances, at least 80% of the Fund's net assets will be invested in federally tax-exempt securities. Up to 20% of the Fund's net assets may be invested in federally taxable securities. For defensive purposes, or if unusual circumstances make it advisable, the Fund may purchase U.S. Government securities and repurchase agreements collateralized by such


                                   PROSPECTUS
     securities. For temporary defensive purposes, the Fund's investment in federally taxable securities may exceed 20%. Each year you will be provided with a breakdown of the Fund's investments by state so that you can determine your state and local income tax liability. Your state or local Department of Revenue or tax advisor can answer questions regarding the taxability of distributions.


     In the event there is income from taxable securities, it would not be exempt from federal income taxes. In addition, any capital gains earned by the Fund are usually taxable.

When are distributions paid?

     Dividends are declared daily and distributed monthly to investors. Any net realized capital gain typically will be distributed annually after September 30 and is usually taxable. See page 53 for additional information on distributions and taxes.

Who at Scudder manages my investment?


     Lead Portfolio Manager Donald C. Carleton has been responsible for investment strategy and overseeing the Fund's day-to-day management since 1990. Mr. Carleton has over 20 years' experience in tax-free investing. Philip G. Condon, Portfolio Manager, focuses on securities selection and assists with the creation and implementation of investment strategy for the Fund. Mr. Condon has been with Scudder since 1983 and has more than 18 years of investment experience.


AARP BALANCED STOCK AND BOND FUND

Fund Objective:

     To seek to provide long-term growth of capital and income while attempting to keep the value of its shares more stable than other balanced mutual funds. The Fund pursues these objectives by investing in a combination of stocks, bonds, and cash reserves.

For whom is the Fund designed?


     This Fund is suitable for conservative investors who are seeking long-term growth of their assets, but want less risk than an investment solely in stocks. Investors should invest for the longer term (at least 3 to 5 years or more) and be comfortable with the value of their principal fluctuating up and down. The Fund is also available for AARP IRA and other retirement plan accounts.


What does the Fund offer to investors?


     The Fund offers the opportunity for long-term growth of principal through a single investment combining stocks, bonds, and cash reserves. Growth will come from possible appreciation in the value of common stocks and other equity investments. Bonds and other fixed-income investments provide current income and may help reduce fluctuation in the Fund's share price. Through a broadly diversified portfolio consisting primarily of stocks with above average dividend yields and investment-grade bonds, the Fund seeks to offer less share price volatility than many balanced mutual funds. The Fund should typically have less risk and a lower return than the other AARP growth funds.


     The Fund does not take extreme investment positions as part of an effort to "time the market." Shifts between stocks and fixed-income investments are

                                   PROSPECTUS
     expected to occur in generally small increments. On occasion, the Fund will adjust its investment mix. The Fund Manager will do so after analyzing factors such as the level and direction of interest rates, capital flows, inflationary expectations, and the financial climate worldwide.


What does the Fund invest in?

     The Fund seeks to manage fluctuation by investing in a broadly diversified mix of equity securities, bonds, and cash reserves. The Fund may invest up to 70% of its assets in equity securities (stocks). At least 30% of the Fund will be in investment-grade fixed-income securities and cash reserves. For temporary defensive purposes, the Fund may invest without limit in money market and short-term instruments when the Fund Manager deems such a position advisable in light of economic or market conditions. These include commercial paper, bankers' acceptances, certificates of deposit issued by domestic and foreign branches of U.S. banks, and repurchase agreements.


     Equity securities consist of common stocks, securities convertible into common stocks, and preferred stocks. A research-oriented approach to investing is used by the Fund, taking advantage of Scudder's large research department. The Fund emphasizes securities of companies that offer the opportunity for capital growth and growth of earnings while providing dividends. The Fund will generally invest in companies domiciled in the U.S., but may invest in foreign securities without limit.


     All of the Fund's debt securities will be investment-grade, i.e., rated at the time of purchase, Baa or higher by Moody's or BBB or higher by S&P, or deemed of comparable quality by the Fund's Manager. At least 75% of these will be securities rated within the three highest quality ratings of Moody's (Aaa, Aa and A) or S&P (AAA, AA, and A) or those the Fund Manager judges are of equivalent quality (high-grade). Securities rated BBB by S&P or Baa by Moody's are neither highly protected nor poorly secured. These securities normally pay higher yields but involve potentially greater price variability than higher-quality securities and are regarded as having adequate capacity to repay principal and pay interest. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. If the rating agencies downgrade a security, the Fund Manager will determine whether to keep it or eliminate it based on the best interests of the Fund. The Fund does not purchase securities rated below investment-grade, commonly known as "junk" bonds.

     The Fund can invest in a broad range of corporate bonds and notes, convertible bonds, and preferred and convertible preferred securities. The Fund may also invest in U.S. Government securities, obligations of federal agencies, and instruments not backed by the full faith and credit of the U.S. Government. The latter include obligations of the Federal Home Loan Banks, Farm Credit Banks, and the Federal Home Loan Mortgage Corporation. The Fund may invest in obligations of international agencies, U.S. and non-U.S. dollar denominated foreign debt securities, mortgage-backed and other asset-backed securities, municipal obligations, zero-coupon securities, and restricted securities issued in private placements.

     The Fund may make limited use of financial futures contracts and related options and may also invest in forward foreign currency exchange contracts. The Fund may write (sell) covered call options to enhance investment

                                   PROSPECTUS
     returns and may purchase and sell options on stock indices for hedging purposes. It may also invest in securities on a "when-issued" or forward delivery basis.

What are the risks?

     The risk to principal is consistent with an investment primarily in stocks and bonds. The value of shares will fluctuate up and down with changes in interest rates and other market conditions. Investors should focus on the longer-term and be comfortable with fluctuation in the value of their principal.

     The level of income will be affected by movements up and down in interest rates and by dividends paid on the stocks held by the Fund. See "Other Investment Policies and Risk Factors."

When are distributions paid?

     Dividends from the Fund's net ordinary income are distributed quarterly in March, June, September and December. Any net realized capital gain typically will be distributed annually after September 30. See page 53 for additional information on distributions and taxes.

Who at Scudder manages my investment?


     Lead Portfolio Manager Robert T. Hoffman is responsible for managing the stock portion of the Fund. Mr. Hoffman, who joined Scudder in 1990, has 11 years of experience in the investment industry. William M. Hutchinson, Portfolio Manager, is responsible for the bond portion of the Fund. Messrs. Hutchinson and Hoffman have been Portfolio Managers for the Fund since it commenced operations on February 1, 1994. Benjamin W. Thorndike, Portfolio Manager, focuses on asset allocation strategy and stock selection. Mr. Thorndike has more than 15 years of investment experience and joined Scudder in 1986.


AARP GROWTH AND INCOME FUND

Fund Objective:

     From investments primarily in common stocks and securities convertible into common stocks, the Fund seeks to provide long-term capital growth and income, and to keep the value of its shares more stable than other growth and income mutual funds.

For whom is the Fund designed?


     The Fund is suitable for investors who are seeking long-term growth of their assets to keep ahead of inflation. Investors should invest for the longer-term (at least 5 years or more) and be comfortable with fluctuation to their principal that is associated with investing in stocks. The Fund is also available for AARP IRA and other retirement plan accounts.


What does the Fund offer to investors?

     The Fund offers the opportunity for long-term growth of principal with some income. This growth will come from possible appreciation in the value of shares, as well as quarterly dividend distributions if they are reinvested in additional shares of the Fund. Dividends can also produce current income for investors. Through a broadly diversified portfolio consisting primarily

                                   PROSPECTUS
     of stocks with above average dividend yields, the Fund seeks to offer less share price volatility than many growth and income funds. The Fund should offer a greater opportunity for share price appreciation, with greater share price fluctuation than the AARP Balanced Stock and Bond Fund.


What does the Fund invest in?


     The Fund invests primarily in common stocks and securities convertible into common stocks. The Fund may also invest in preferred stocks. The Fund emphasizes securities of companies that offer the opportunity for capital growth and growth of earnings while providing dividends. A research-oriented approach to investing is used by the Fund, taking advantage of Scudder's large research department.

     The Fund will invest in a variety of industries and companies. Generally, the Fund will invest in companies domiciled in the United States, but it may invest in foreign securities without limit. Also, the Fund may write
     (sell) covered call options to enhance investment return, and may purchase and sell options on stock indices for hedging purposes. See "Other Investment Policies and Risk Factors."


     The Fund's policy is to remain substantially invested in stocks and securities convertible into stocks. However, for temporary defensive purposes, the Fund may invest without limit in high quality money market securities when the Fund Manager deems such a position advisable in light of economic or market conditions. These securities include U.S. Treasury bills, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and repurchase agreements.

What are the risks?


     The risk to principal is consistent with an investment in stocks. The stock market doesn't go up every year, and can rise and fall--sometimes quite dramatically over a short period of time. Investors should focus on the longer term (at least 5 years or more) and be comfortable with fluctuation in the value of their principal. See "Other Investment Policies and Risk Factors."


     The level of income you receive will be affected by dividends paid on the securities held by the Fund.

When are distributions paid?

     Dividends from the Fund's net ordinary income are distributed quarterly in March, June, September and December. Any net realized capital gain typically will be distributed annually after September 30. See page 53 for additional information on distributions and taxes.

Who at Scudder manages my investment?


     Lead Portfolio Manager Robert T. Hoffman has had responsibility for setting investment strategy and overseeing the Fund's day-to-day management since 1991. Mr. Hoffman, who joined Scudder in 1990, has 11 years of experience in the investment industry. Benjamin W. Thorndike, Portfolio Manager, is the Fund's chief analyst and strategist for convertible securities. Mr. Thorndike, who has more than 15 years of investment experience, joined Scudder and the Fund in 1986. Kathleen T. Millard, Portfolio Manager, focuses on stock investing strategy and stock selection. Ms. Millard has


                                   PROSPECTUS
     worked in the  investment  industry  since 1983 and at Scudder  since 1991.
     Lori Ensinger, Portfolio Manager, joined the Fund in 1996 and focuses on stock selection and investment strategy. Ms. Ensinger has worked in the investment industry since 1983 and at Scudder since 1993.


AARP BLUE CHIP INDEX FUND

Fund Objective:

     Taking an indexing approach to investing in common stocks, the Fund seeks to provide long-term capital growth and income, and to keep the value of its shares more stable than a S&P 500 Index fund. The Fund seeks these dual objectives by emphasizing higher dividend stocks while maintaining investment characteristics otherwise similar to the S&P 500 Index.

For whom is the Fund designed?

     This new Fund, which commenced operations on February 1, 1997, is suitable for investors seeking a "passive" investment approach to stock market investing. The Fund may be appropriate for more conservative investors who are seeking higher dividend income and somewhat lower average volatility than a S&P 500 Index fund. Investors should invest for the longer term (at least 5 years or more) and be comfortable with the value of their principal fluctuating up and down with changing U.S. stock market conditions. The Fund is also available for AARP IRA and other retirement plan accounts.

What does the Fund offer to investors?

     The Fund offers the potential for long-term growth of principal and current income. Through a broadly-diversified portfolio consisting of S&P 500 companies ("blue chip" companies), the Fund's performance is expected to track the overall performance of the U.S. stock market, as characterized by the S&P 500 Composite Stock Price Index. The Fund, however, is designed to have less share price volatility due to its focus on companies in the S&P 500 Index that pay higher dividends.

What does the Fund invest in?

     The Fund attempts to remain fully invested in common stocks of S&P 500 companies. Under normal circumstances, the Fund will invest at least 95% of its assets in common stocks and futures contracts and options, primarily on the S&P 500 Index. The Fund, using a proprietary model, selects common stocks of S&P 500 companies that are expected to, on average, pay higher dividends than S&P 500 companies in the aggregate. After the Fund's start-up phase, the portfolio will typically consist of common stocks of between 400 and 470 of the S&P 500 companies. The investment approach is "passive" in that after the dividend screening described above, there is no additional financial analysis regarding the securities held in the Fund.

     Under normal circumstances, the Fund may invest up to 5% of its assets in certain short-term fixed income securities including high quality money market securities such as U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks and bankers' acceptances, although cash or cash


                                   PROSPECTUS
     equivalents are normally expected to represent less than 1% of the Fund's assets. The Fund may invest up to 20% of its assets in stock futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs. See "Other Investment Policies and Risk Factors." The Fund will not invest in cash reserves, futures contracts or options as part of a temporary defensive strategy, such as lowering the Fund's investment in common stocks to protect against potential stock market declines.

     The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

What are the risks?

     The risk to principal is consistent with the Fund's objective of tracking the U.S. stock market as measured by the S&P 500 Index. The stock market doesn't go up every year, and can rise and fall--sometimes quite dramatically--over a short period of time. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. Investors should focus on the longer term (at least 5 years or more) and be comfortable with fluctuation in the value of their principal. See "Other Investment Policies and Risk Factors."

When are distributions paid?

     Dividends from the Fund's net ordinary income are distributed quarterly in March, June, September and December. Any net realized capital gain typically will be distributed annually after September 30. See page 53 for additional information on distributions and taxes.

Who at Scudder manages my investment?

     To Be Determined.





AARP GLOBAL GROWTH FUND

Fund Objective:

     From investments primarily in equity securities of corporations worldwide, the Fund seeks to offer long-term capital growth in a globally diversified portfolio, and to keep the value of its shares more stable than other global equity funds.

For whom is the Fund designed?

     This Fund is suitable for investors who want to add both U.S. and foreign equity opportunities to their portfolio through a single investment. The Fund is designed for investors seeking long-term growth of their principal. Investors should invest for the longer term (at least 5 years or more) and be comfortable with the value of their principal fluctuating up and down. The Fund is also available for AARP IRA and other retirement plan accounts.

                                   PROSPECTUS

What does the Fund offer to investors?

     The Fund offers the opportunity for long-term growth of principal from a professionally managed portfolio of securities selected from the U.S. and foreign equity markets. It also offers the opportunity for investors to further diversify their portfolios which could help to lower their overall risk.

     Global investing takes advantage of the investment opportunities created by the growing integration of economies around the world. The world has become highly integrated in economic, industrial and financial terms. Companies increasingly operate globally as they purchase raw materials, produce and sell their products and raise capital. The Fund affords investors access to opportunities wherever they arise, without being constrained by the location of a company's headquarters or the trading market for its shares.

     Because the Fund's portfolio invests globally, it provides the potential to augment returns available from the U.S. stock market. In addition, since U.S. and foreign markets do not always move in step with each other, a global portfolio will be more diversified than one invested solely in U.S. securities.

     Investing  directly in foreign  securities is usually  impractical for most investors because it presents complications and extra costs. Investors often find it difficult to arrange purchases and sales, to obtain current information, to hold securities in safekeeping and to convert the value of their investments from foreign currencies into dollars. The Fund manages these problems for the investor. With a single investment, the investor has a diversified worldwide investment portfolio which is managed actively by experienced professionals. Scudder has had many years of experience investing globally and dealing with trading, custody and currency transactions around the world. Scudder has the benefit of information it receives from worldwide research and believes the Fund affords investors an efficient and cost-effective method of investing worldwide.


     Through a broadly diversified portfolio consisting primarily of stocks of established companies which are incorporated in the U.S. or in foreign countries, and applying a strategy of relatively low portfolio turnover, the Fund seeks to offer less share price volatility than many global growth funds. However, in pursuing long-term growth, the Fund typically will have more share price fluctuation than other AARP Funds, except the AARP Capital Growth Fund, the AARP International Stock Fund and the AARP Small Company Stock Fund. See "What are the risks?" below. Growth will come primarily from possible appreciation in the value of shares. The Fund is not expected to provide regular income.


What does the Fund invest in?


     The Fund will invest in securities of companies that the Fund Manager believes will benefit from global economic trends, promising technologies or products and changing geopolitical, currency or economic relationships. The Fund will normally invest at least 65% of its total assets in securities of at least three different countries. Typically it is expected that the Fund will invest in a wide variety of regions and countries, including both foreign and U.S. issues. However, the Fund may be invested 100% in non-U.S. issues, and for temporary defensive purposes may be


                                   PROSPECTUS
     invested 100% in U.S. issues. For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances and other debt securities, such as U.S. Government obligations and corporate debt instruments when the Fund Manager deems such a position advisable in light of economic or market conditions.


     The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, and convertible and non-convertible preferred stocks. Fixed-income securities of governments, government agencies, supranational agencies and companies may also be used when the Fund Manager believes the potential for appreciation for these investments will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be exclusively investment-grade securities, that is, those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or those of equivalent quality as determined by Scudder. Securities rated BBB by S&P or Baa by Moody's are neither highly protected nor poorly secured. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.


     The Fund may invest in zero coupon securities and closed-end investment companies holding foreign securities. The Fund may make limited use of financial futures contracts and related options and may also invest in forward foreign currency exchange contracts. The Fund may write (sell) covered call options to enhance investment return, and may purchase and sell options on stock indices for hedging purposes. See "Other Investment Policies and Risk Factors."

What is Scudder's international investing experience?


     Scudder has been a leader in international investment management for over 40 years. In 1953, Scudder introduced the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries, and in 1987, introduced the first no-load global equity fund. Today, Scudder manages over $__ billion in assets invested in foreign markets.


What are the risks?

     The risk to principal is consistent with the Fund's objective of seeking long-term growth through global investing. Global investing involves economic and political considerations not typically found in investments restricted solely to U.S. markets.


     The Fund is designed for long-term investors who can accept international investment risk. Since the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets. The Fund's share price will reflect the movements of the different markets in which it is invested and the currencies in which the investments are denominated. The strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. Investors should focus on the longer term (at least 5 years or more) and be comfortable with fluctuation


                                   PROSPECTUS
     to the value of their principal. Because of the Fund's global investment policies and the investment considerations discussed above, investment in shares of the Fund should be considered as part of a broadly diversified portfolio. See "Other Investment Policies and Risk Factors."

When are distributions paid?

     Any dividends typically will be distributed in December. Any net realized capital gain typically will be distributed annually after September 30. See page 53 for additional information on distributions and taxes.

Who at Scudder manages my investment?

     William E. Holzer is the Lead Portfolio Manager for the Fund. Mr. Holzer has day-to-day responsibility for setting the Fund's worldwide strategy and investment themes. Mr. Holzer has over 20 years' experience in global investing and joined Scudder in 1980. Nicholas Bratt, Portfolio Manager, directs Scudder's overall global equity investment strategies. Mr. Bratt joined Scudder in 1976. Alice Ho, Portfolio Manager, is also responsible for implementing the Fund's strategy. Ms. Ho, who joined Scudder in 1986 as a member of the institutional and private investment counsel area, has worked as a portfolio manager since 1989.

AARP CAPITAL GROWTH FUND

Fund Objective:

     From investments primarily in common stocks and securities convertible into common stocks, the Fund seeks to provide long-term capital growth, and to keep the value of its shares more stable than other capital growth funds.

For whom is the Fund designed?


     The Fund is suitable for investors seeking high long-term growth of their principal. Investors should invest for the longer term (at least 5 years or more) and be comfortable with the value of their principal fluctuating up and down. The Fund is also available for AARP IRA and other retirement plan accounts.


What does the Fund offer to investors?

     The Fund offers the opportunity for long-term growth of principal. This growth will come primarily from possible appreciation in the value of shares. The Fund is not expected to provide regular income.


     In pursuing long-term growth, the Fund will typically have more share price fluctuation than the AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP Blue Chip Index Fund and AARP Global Growth Fund, but less share price fluctuation than AARP International Stock Fund and AARP Small Company Stock Fund.

     By diversifying among securities of high quality, medium- to large-sized companies with strong competitive positions in their industries, the Fund seeks to have less share price volatility than many growth funds.


                                   PROSPECTUS

What does the Fund invest in?

     The Fund invests primarily in common stocks and securities convertible into common stocks. The Fund may also invest in preferred stocks. The Fund's policy is to remain substantially invested in these securities.


     In seeking capital growth, the Fund will invest in stocks which will offer above-average potential for long-term growth of market value as represented by the Standard & Poor's 500 Composite Stock Price Index. A research-oriented approach to investing is used by the Fund, taking advantage of Scudder's large research department. The Fund will invest in a variety of industries and companies. Generally, the Fund will invest in companies domiciled in the U.S., but it may invest in foreign securities without limit. Also, the Fund may write (sell) covered call options to enhance investment return, and may purchase and sell options on stock indices for hedging purposes. See "Other Investment Policies and Risk Factors."


     For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as U.S. Government obligations and corporate debt instruments when the Fund Manager deems such a position advisable in light of economic or market conditions.

What are the risks?


     The risk to principal is consistent with the Fund's objective of seeking long-term growth. The Fund generally has greater share price fluctuation and potential for return than the AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP Blue Chip Index Fund, and AARP Global Growth Fund. The stock market doesn't go up every year, and can rise and fall--sometimes quite dramatically--over a short period of time. Some of the securities selected may have above-average stock market risk. Investors should focus on the longer term (at least 5 years or more) and be comfortable with fluctuation to the value of their principal. See "Other Investment Policies and Risk Factors."


When are distributions paid?

     Any dividends typically will be distributed in December. Any net realized capital gain typically will be distributed annually after September 30. See page 53 for additional information on distributions and taxes.

Who at Scudder manages my investment?


     Lead Portfolio Manager William F. Gadsden has set the Fund's overall investment strategy since 1994 and has been part of the Fund's day-to-day management since 1989. He has 15 years of investment industry experience and joined Scudder in 1983. Bruce F. Beaty, Portfolio Manager, focuses on securities selection and assists with the creation and implementation of investment strategy for the Fund. He has 16 years of investment industry experience and joined Scudder in 1991.


                                   PROSPECTUS

AARP INTERNATIONAL STOCK FUND

Fund Objective:

     The Fund seeks to offer long-term capital growth from a diversified portfolio of foreign equity securities, and to keep the value of its shares more stable than other international equity funds.

For whom is the Fund designed?

     This new Fund, which commenced operations on February 1, 1997, is suitable for investors who want to add international stock market opportunities to their portfolio in a convenient, low-cost way. The Fund is designed for investors seeking long-term growth of their principal. Investors should invest for the longer term (at least 5 years or more) and be comfortable with the value of their principal fluctuating up and down. The Fund is also available for AARP IRA and other retirement plan accounts.

What does the Fund offer to investors?

     The Fund offers the opportunity for long-term growth of principal from a professionally managed portfolio of securities selected from developed foreign stock markets. It also offers the opportunity for investors to further diversify their investment portfolios, which could help to lower their overall risk. Unlike the AARP Global Growth Fund, which invests in both U.S. and foreign markets, the AARP International Stock Fund will invest solely in foreign markets.

     One reason that some investors may wish to invest overseas is that certain foreign economies may grow more rapidly than the U.S. economy and may offer opportunities for achieving investment returns superior to those available from investing in a fund which invests primarily in domestic equity securities. Another reason is that foreign markets do not always move in step with each other or with the U.S. market. A portfolio invested in a number of markets worldwide will be better diversified than a portfolio that is restricted to a single market.

     Another benefit of the Fund is that it eliminates the complications and extra costs associated with direct investment in individual foreign securities. Individuals investing directly in foreign stocks may find it difficult to make purchases and sales, to obtain current information, to hold securities in safekeeping, and to convert the value of their investments from foreign currencies into U.S. dollars. The Fund manages these tasks for the investor. With a single investment, the investor has a diversified international investment portfolio, which is actively managed by experienced professionals. The Fund Manager has had long experience in dealing in foreign markets and with brokers and custodian banks around the world. The Fund Manager also has the benefit of an established information network and believes the Fund affords a convenient and cost-effective method of investing internationally.

     In pursuing long-term growth, the Fund typically will have more share price fluctuation than other AARP Funds. See "What are the risks?" below. Growth will come primarily from possible appreciation in the value of shares. The Fund is not expected to provide regular income.


                                   PROSPECTUS

What does the Fund invest in?

     The Fund generally invests in equity securities of established dividend-paying companies listed on foreign exchanges within developed foreign markets. The Fund does not invest in emerging markets, but instead, focuses its investments on the 21 developed foreign countries included in the Morgan Stanley Capital International World ex-USA Index. The Fund will normally invest at least 65% of its total assets in securities of at least three different countries.

     When the Fund Manager believes that it is appropriate, the Fund may invest up to 20% of its total assets in investment-grade foreign debt securities. Such debt securities include debt of foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit (ECU). Debt investments will be selected on yield, credit quality, and the outlooks for currency and interest rates in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase investment-grade bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged by the Fund Manager to be of equivalent quality. Securities rated Baa by Moody's or BBB by S&P are neither highly protected nor poorly secured. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.

     For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as Canadian or U.S. government obligations or currencies, corporate debt instruments, and securities of companies incorporated in and having their principal activities in Canada or the U.S. when the Fund Manager deems such a position advisable in light of economic or market conditions.

     The Fund may make limited use of financial futures contracts and related options and may also invest in foreign currency exchange contracts. The Fund may write (sell) covered call options to enhance investment return, and may purchase and sell options on stock indices for hedging purposes. See "Other Investment Policies and Risk Factors."

What is Scudder's international investing experience?

     Scudder has been a leader in international investment management for over 40 years. In 1953, Scudder introduced the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. Today, Scudder manages over $__ billion in assets invested in foreign markets.

What are the risks?

     The risk to principal is consistent with the Fund's objective of seeking long-term growth through international investing. International investing involves economic and political considerations not typically found in U.S. financial markets.

     Foreign securities. Investments in foreign securities involve special considerations, due to more limited information, higher brokerage costs and different accounting standards. They may also entail certain risks, such as possible imposition of dividend or interest withholding or confiscatory

                                   PROSPECTUS
     taxes, possible currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Foreign securities may be less liquid and more volatile than comparable domestic securities, and there is less government regulation of stock exchanges, brokers, listed companies and banks than in the U.S. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

     The Fund is designed for long-term investors who can accept international investment risk. Since the Fund normally will be invested in foreign stocks, changes in the Fund's share value may be quite different than movements in the U.S. stock markets. The Fund's share price will reflect the movements of the different markets in which it is invested and the currencies in which the investments are denominated. The strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. Investors should focus on the longer term (at least 5 years or more) and be comfortable with fluctuation in the value of their principal. Because of the Fund's international approach and its associated risks, investment in shares of the Fund should be considered as part of a broadly-diversified portfolio. See "Other Investment Policies and Risk Factors."

When are distributions paid?

     Any dividends typically will be distributed in December. Any net realized capital gain typically will be distributed annually after September 30. See page 53 for additional information on distributions and taxes.

Who at Scudder manages my investment?

     To Be Determined.




AARP SMALL COMPANY STOCK FUND

Fund Objective:

     From investments primarily in the stocks of small U.S. companies, the Fund seeks to provide long-term capital growth, and to keep the value of its shares more stable than other small company stock funds.

For whom is the Fund designed?

     This new Fund, which commenced operations on February 1, 1997, is suitable for investors seeking high long-term growth of their principal. Investors should invest for the longer term (at least 5 years or more) and be comfortable with the value of their principal fluctuating up and down. The Fund is also available for AARP IRA and other retirement plan accounts.

                                   PROSPECTUS

What does the Fund offer to investors?

     AARP Small Company Stock Fund combines the long-term growth potential of small company stocks with the conservative nature of a value-oriented, growth and income approach to investing. The Fund focuses primarily on U.S. small capitalization stocks. These securities may be out of favor or not closely followed by investors, yet, in the opinion of the Fund Manager, may reward investors with substantial returns over time. The stocks held by the Fund will have a higher average dividend yield than the small capitalization stock segment of the market as a whole. U.S. small capitalization stocks have outperformed large capitalization stocks over time, although with greater volatility in returns. Since the Fund involves both above-average performance opportunity and risk, it is suitable for those individuals who are investing for a long-term goal, such as accumulating assets for retirement. The Fund should be considered as part of a diversified portfolio, since it is not, by itself, a complete investment program. Nonetheless, it can help round out an investment
     portfolio   already   holding   other  types  of  stock  and   fixed-income
     investments.

     The Fund offers low-cost, convenient access to a part of the U.S. stock market in which investors might otherwise find it difficult to participate. On their own, individual investors might find it a challenge to analyze data on small companies, receive complete, up-to-date financial information, and buy and sell securities at favorable prices. The Fund's management team assumes these responsibilities for investors.

What does the Fund invest in?

     In pursuing its objective of long-term growth of principal, the Fund normally invests at least 80% of its assets in the common stocks of small U.S. companies. Using a quantitative investment approach developed by the Fund Manager, the Fund focuses on undervalued securities of companies with market capitalization below $1 billion that have dividend yields higher than the average of those in the Index and that the Fund Manager believes are undervalued relative to the stocks in that Index. The Fund will sell securities of companies that have grown in market capitalization above this level as necessary to keep the Fund focused on smaller companies.

     The Fund takes a diversified approach to investing in small capitalization stocks which overall have dividend yields above the average yield of the Russell 2000 IndexR. It will not be unusual for the Fund to hold stocks of more than one hundred small companies, representing a variety of U.S. industries.

     While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or nonconvertible), rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may make use of financial futures contracts and related options. The Fund may purchase and sell options or futures on stock indices for hedging purposes or as a temporary investment to accommodate cash flows. See "Other Investment Policies and Risk Factors."

     For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase


                                   PROSPECTUS
     agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as U.S. government obligations and corporate debt instruments when the Fund Manager deems such a position advisable in light of economic or market conditions.

What are the risks?

     The risk to principal is consistent with the Fund's objective of seeking long-term growth through investing in small company stocks. Investors should focus on the longer term (at least 5 years or more) and be comfortable with fluctuation in the value of their principal which may be considerable at times. See "Other Investment Policies and Risk Factors."

How does the Fund seek to manage risk?

     While the Fund involves above-average stock market risk, the Fund is designed to lessen volatility of its share price relative to other small company stock funds. It does this by using a highly systematic investment style that focuses on value-oriented, small capitalization issues which may pay dividends. Risk is further managed by diversifying among a large number of stocks, and by using specialized portfolio management and trading techniques.

When are distributions paid?

     Any dividends typically will be distributed in December. Any net realized gain typically will be distributed annually after September 30. See page 53 for additional information on distributions and taxes.

Who at Scudder manages my investment?

     Lead Portfolio Manager James M. Eysenbach has responsibility for setting the Fund's investment strategy and for overseeing the Fund's day-to-day management. Mr. Eysenbach joined Scudder in 1991 as a senior quantitative analyst and is currently director of quantitative research for Scudder. Mr. Eysenbach has more than nine years investment research and management experience. Philip S. Fortuna, Portfolio Manager, joined Scudder in 1986 as manager of institutional equity accounts. He became director of quantitative research in 1987 and served as director of investment operations from 1993 to 1994.


AARP MANAGED INVESTMENT PORTFOLIOS:
DIVERSIFIED INCOME PORTFOLIO
DIVERSIFIED GROWTH PORTFOLIO

The AARP Managed Investment Portfolios are two professionally managed, diversified portfolios of the AARP Managed Investment Portfolios Trust (the "Trust"). In pursuit of its investment objective, each Portfolio invests in a select mix of AARP mutual funds ("underlying mutual funds"), including AARP money market, bond and stock mutual funds. The Diversified Growth Portfolio attempts to keep the price of its shares more stable than a growth mutual fund. The Diversified Income Portfolio attempts to keep the price of its shares more stable than a ____ mutual fund.

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

Portfolio Objectives:

o The Diversified Income Portfolio seeks to provide current income with modest long-term appreciation by investing primarily in AARP bond mutual funds.

o The Diversified Growth Portfolio seeks long-term growth of capital by investing primarily in AARP stock mutual funds.

For whom are the Portfolios designed?

The AARP Managed Investment Portfolios are designed for individuals who prefer to have asset allocation decisions made by professional money managers and appreciate the advantages of broad diversification.

o The Diversified Income Portfolio may be appropriate for conservative investors nearing retirement or investors enjoying retirement, who are looking for income with some appreciation potential (Investors should be prepared to invest for 3 to 5 years or more).

o The Diversified Growth Portfolio may be appropriate for long-term investors planning for retirement or more aggressive retired investors with a longer investment time horizon (at least 5 years or more).

What do the Portfolios offer to investors?

Both Portfolios offer investors a simple means to allocate their assets to pursue a certain goal. Each Portfolio can serve as a complete investment program, or as a core part of a larger portfolio.

o The Diversified Income Portfolio offers investors the opportunity for income and some share price appreciation by investing in a diversified portfolio consisting primarily of AARP bond mutual funds, and secondarily, stock and money market mutual funds.

o The Diversified Growth Portfolio offers investors the opportunity for long-term growth of principal by investing in a diversified portfolio comprised primarily of AARP stock mutual funds, and secondarily, bond and money market mutual funds.

o Both portfolios offer shareholders an investment choice that is broadly diversified.

o No additional management fees are charged for allocation among the AARP mutual funds.

What does each Portfolio invest in?

Each Portfolio may invest in any of the AARP mutual funds, except for those designed to provide tax-free income. Both Portfolios will avoid taking extreme investment positions in an effort to "time the market." Rather, shifts among AARP stock and bond mutual funds are expected to occur only periodically and in generally small increments.

Under normal market conditions, each of the AARP Managed Investment Portfolios will invest within the investment ranges described below:

o The Diversified Income Portfolio will normally invest 60-80% of total assets in AARP bond mutual funds; and 20-40% of total assets in AARP stock mutual funds; and 0-20% of total assets in cash or equivalents.

o The Diversified Growth Portfolio will normally invest 60-80% of total assets in stock oriented AARP Mutual Funds; and 20-40% of total assets in bond oriented AARP Mutual Funds and/or cash equivalents.

If, as a result of appreciation or depreciation, the percentage of the Portfolios' assets invested in the above categories exceeds or is less than the applicable range, the Fund Manager will consider whether to reallocate the assets of the Portfolio to comply with the stated ranges.

                                   PROSPECTUS

Each Portfolio will purchase or sell shares of underlying  AARP mutual funds to:
(a) accommodate purchases and sales of each Portfolio's shares, (b) change the percentages of each Portfolio's assets invested in each of the underlying AARP mutual funds in response to changing market conditions, and (c) maintain or modify the allocation of each Portfolio's assets in accordance with the investment mix described above. To provide for redemptions or for temporary defensive purposes, each Portfolio may invest without limit in cash or cash equivalents, including repurchase agreements, commercial paper, bankers' acceptances, and certificates of deposit issued by domestic and foreign branches of U.S.
banks.

What are the risks?

Each Portfolio's risks are determined by the nature of the securities held by the underlying AARP mutual funds as well as the proportion of investment in each underlying AARP mutual fund that, in turn, reflects the portfolio management strategies used by the Fund Manager. The following are descriptions of certain risks related to investments in each Portfolio.

o As the investments in each Portfolio are oriented within a group of underlying AARP mutual funds, the performance of a Portfolio is directly related to the investment performance of these underlying AARP mutual funds. The ability of a Portfolio to meet its investment objective is directly related to the ability of the underlying AARP mutual funds to meet their objectives as well as the allocation among those underlying AARP mutual funds by the portfolio management team.

o Each Portfolio's share price and yield will fluctuate in response to various market and economic factors related to both the stock and bond markets. Certain of the underlying AARP mutual funds invest in debt securities making them subject to credit risk, interest rate risk and pre-payment risk. Other underlying AARP mutual funds invest in equity securities that will fluctuate in value with changing stock market conditions and related factors. Also, each Portfolio can invest in underlying AARP mutual funds that are, in turn, invested in international securities and thus are subject to additional risks of these investments including changes in foreign currency exchange rates and political risk.

For information about the investment techniques and the risks involved in the underlying AARP mutual funds, please refer to each underlying Fund's description elsewhere in this prospectus and "Other Investment Policies and Risk Factors."

How do the Portfolios seek to manage risk?

The Portfolios seek to manage risk through active portfolio management and diversification. Each Portfolio will invest in at least five underlying AARP mutual funds, all of which are managed for reduced share price volatility.

When are distributions paid?

Dividends on the Diversified Income Portfolio will be declared daily and distributed monthly to investors. Any dividends on the Diversified Growth Portfolio will be distributed in December. Any net realized capital gain for the Portfolios typically will be distributed after September 30. See page 53 for additional information on distributions and taxes.

Who at Scudder manages my investment?

Lead Portfolio Manager Benjamin W. Thorndike, who has 17 years of investment experience, joined Scudder in 1983 as a portfolio manager. Since 1986, he has

                                   PROSPECTUS
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

served as a portfolio manager for AARP Growth and Income Fund. Mr. Thorndike develops portfolio strategy utilizing the research, analysis and guidance provided by other members of the investment team. Cornelia Small, Portfolio Manager, is Director of Global Equity Investments and Chairman of the Capital Markets Group, and has also served as Director of Global Equity Research. Margaret Hadzima, Portfolio Manager, is Director of Scudder's Institutional Group, which includes a focus on asset allocation strategy. Ms. Hadzima has 23 years of experience in fixed-income investing during which she has served as Director of Global Bond Research and Chairman of Global Bond Strategy. Philip S. Fortuna, Portfolio Manager, joined Scudder in 1986 as Manager of Institutional Equity accounts. He became Director of Quantitative Research in 1987 and served as Director of Investment Operations from 1993 to 1994. Maureen Allyn, Portfolio Manager, is Scudder's Chief Economist, a position she has held since 1989, and is responsible for analyzing both the world and U.S. economies.

Description of the Underlying AARP Mutual Funds

Details on the investment objectives and policies of the underlying AARP mutual funds are included in this prospectus. As with any investment, there is no guarantee that the AARP Investment Portfolios or the underlying AARP mutual funds will successfully meet their investment objectives.

The Portfolios may invest in the following AARP money market mutual funds which is designed to provide stability of principal and income:

AARP High Quality Money Fund                         see page 18

The Portfolios may invest in the following AARP mutual funds which are designed to provide current income:

AARP GNMA and U.S. Treasury Fund                     see page 22
AARP High Quality Bond Fund                          see page 24
AARP Bond Fund for Income                            see page 26

The Portfolios may invest in the following AARP mutual funds designed to provide long-term growth of capital:

AARP Balanced Stock and Bond Fund                    see page 30
AARP Growth and Income Fund                          see page 32
AARP Blue Chip Index Fund                            see page 34
AARP Global Growth Fund                              see page 35
AARP Capital Growth Fund                             see page 38
AARP International Stock Fund                        see page 40
AARP Small Company Stock Fund                        see page 42



OTHER INVESTMENT POLICIES AND RISK FACTORS

Below are some detailed descriptions of several types of securities and investment techniques referred to in this prospectus.

Maintaining $1.00 Constant Share Price in Money Funds

The AARP High Quality Money Fund and the AARP High Quality Tax Free Money Fund attempt to maintain a constant net asset value per share. To do so, they operate

                                   PROSPECTUS
in accordance with a rule of the Securities and Exchange Commission (SEC) that requires all assets to be cash, cash items, and high-quality U.S. dollar-denominated investments having a remaining maturity of generally not more than 397 calendar days from the date of purchase. The AARP High Quality Money Fund, however, may invest in U.S. Government securities having maturities of up to 762 calendar days. The SEC also requires that the average dollar-weighted maturity of these Funds not exceed 90 days.

When-Issued Securities


All AARP Mutual Funds, except the AARP Growth and Income Fund, the AARP Blue Chip Index Fund, the AARP Global Growth Fund, the AARP Capital Growth Fund, the AARP International Stock Fund, and the AARP Small Company Stock Fund, may purchase securities on a when-issued or forward delivery basis. That means payment and delivery of the security will be at a later date. The price and yield are generally fixed on the date of commitment to purchase. The Fund does not earn interest before delivery of the security. At the time of settlement, the market value of the security may be more or less than the purchase price.


Repurchase Agreements

This is an agreement under which a Fund may buy one or more U.S. Government obligations which the seller simultaneously agrees to repurchase at a specified time and price. The Fund can earn income for periods as short as overnight. Such an agreement may enhance liquidity since it is normally a short-term commitment. If the seller under a repurchase agreement becomes insolvent, the Fund's right to sell the securities may be restricted. Also, the value of such securities may decline before the Fund can sell them. The Fund might also incur transaction costs by selling the securities.


Each of the AARP Mutual  Funds may enter into  repurchase  agreements  only with
Federal  Reserve  member  banks  or   broker-dealers   recognized  as  reporting
government securities dealers.


Mortgage and other asset-backed securities


The AARP GNMA and U.S. Treasury Fund, the AARP High Quality Bond Fund, the AARP Bond Fund for Income, and the AARP Balanced Stock and Bond Fund may invest in mortgage-backed securities, which are securities representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. These
guarantees,   however,   do  not  apply  to  the   market   value  or  yield  of
mortgage-backed securities or to the value of a Fund's shares. When interest rates rise, mortgage prepayment rates decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares. Also, GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs. In addition, the AARP High Quality Bond Fund and the AARP Balanced Stock and Bond Fund may invest in mortgage-backed securities issued by


                                   PROSPECTUS
other issuers, such as the Federal National Mortgage Association (FNMA), which are not guaranteed by the U.S. Government. Moreover, the Funds may invest in debt securities which are secured with collateral consisting of mortgage-backed securities and in other types of mortgage-related securities.


The AARP High Quality Bond Fund, the AARP Bond Fund for Income, and the AARP Balanced Stock and Bond Fund may also invest in securities representing interests in pools of certain other consumer loans, such as automobile loans or credit card receivables. In some cases, principal and interest payments are partially guaranteed by a letter of credit from a financial institution.


Zero Coupon Securities


The AARP Balanced Stock and Bond Fund, AARP Bond Fund for Income and the AARP Global Growth Fund may invest in zero coupon securities which pay no cash income and are issued at substantial discounts from their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.


High Yield/High Risk Securities


AARP Bond Fund for Income may invest a limited amount of assets in debt securities which are rated below investment-grade (hereinafter referred to as "lower rated securities") or which are unrated, but deemed equivalent to those rated below investment-grade by the Fund Manager. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. The yields on high yield/high risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment-grade debt, lower rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading and with relatively few participants. These factors can also limit the Fund's ability to obtain accurate market quotations for these securities, making it more difficult to determine the Funds' net asset value.


In cases where market quotations are not available, lower rated securities are valued using guidelines established by the Fund's Board of Trustees. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

Foreign Securities

Each of the Funds in the AARP Growth Trust, and the AARP High Quality Bond Fund and the AARP Bond Fund for Income may invest without limit in foreign securities.

Investments in foreign securities may benefit a Fund by providing access to different markets and opportunities. It may also help to reduce risk by

                                   PROSPECTUS
increasing diversification. However, foreign securities involve special considerations. Brokerage costs are higher. Information about foreign securities is more limited. Foreign companies or securities often have different and less stringent government regulations, different accounting standards, slower settlement of transactions, and more limited and volatile trading markets.

Investments in foreign securities may also involve other risks. These include possible imposition of withholding, confiscatory and other taxes; possible currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; and the difficulty of enforcing obligations in other countries. A Fund may incur currency conversion costs of purchases made in foreign currencies. There may also be favorable or unfavorable consequences from the changes in the value of foreign currencies against the U.S. dollar.

Derivatives


The following descriptions of Forward Foreign Currency Exchange Contracts, Options Transactions, Futures Contracts and Related Options discuss the types of derivatives in which certain of the AARP Mutual Funds may invest.


Forward Foreign Currency Exchange Contracts


Each of the Funds in the AARP Growth Trust, and the AARP High Quality Bond Fund and the AARP Bond Fund for Income may enter into forward foreign currency exchange contracts. These contracts, which involve costs, permit the funds to purchase or sell a specific amount of a particular currency at a specified price on a specified future date. They may be used by a Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest.


A Fund will realize a benefit only to the extent that the relevant currencies move as anticipated. If the currencies do not move as anticipated, the use of these contracts may result in losses greater than if they had not been used.

Options Transactions

In an attempt to enhance investment returns, Funds in the AARP Growth Trust and the AARP Income Trust may each write covered call options. These are agreements to sell a particular security in the Fund's portfolio at a specified price on or before the expiration date of the option. Covered call options may be written on portfolio securities worth up to 25% of the Fund's net assets.

There are risks associated with writing covered options. These include the possible inability to make closing transactions at favorable prices or because an exercise notice has been received. The Funds also risk giving up appreciation on the underlying security in excess of the exercise price.

Each of the Funds in the AARP Growth Trust may purchase and sell exchange-traded options on stock indices. In addition, these Funds may engage in over-the-counter options transactions with broker-dealers who make markets in these options. Over-the-counter options may be more difficult to terminate than exchange-traded options. They are frequently illiquid, and involve counterparty credit risk. The Fund Manager will engage in such transactions to hedge against unfavorable price movements which can adversely affect the value of the Fund's securities or securities the Fund intends to buy. These transactions involve

                                   PROSPECTUS
risk, including the risk that market prices may move in unanticipated directions or will not correlate well with a Fund's portfolio, causing a Fund to lose the value of the option premium and to fail to realize any benefit from the transaction. Further, a closing transaction may not be available when a Fund wishes to close out a transaction.

Futures Contracts and Related Options


To a limited extent, the Funds in the AARP Income Trusts and the AARP Insured Tax Free General Bond Fund, the AARP Balanced Stock and Bond Fund, the AARP Global Growth Fund, the AARP International Stock Fund, AARP Blue Chip Index Fund, and the AARP Small Company Stock Fund may enter into financial futures contracts including futures contracts on securities indices, may purchase and write related put and call options, and may engage in related closing transactions. These techniques are used to attempt to protect against adverse effects of interest rates changes or currency changes in the case of the AARP High Quality Bond Fund, the AARP Bond Fund for Income, the AARP Global Growth Fund, and the AARP International Stock Fund. For example, a particular index-based futures contract may be used when the Fund Manager believes that correlation exists between price movements in an index-based futures contract and securities in a Fund's portfolio. Such correlation is not likely to be perfect. That is because a Fund's portfolio is not likely to contain the same securities used in the index.


The margin deposits for futures contracts and premiums paid for related options may not be more than 5% of a Fund's total assets. These transactions require a Fund to segregate assets (such as liquid securities and cash) to cover contracts that would require it to purchase securities. These transactions also result in brokerage costs.

These techniques involve some risk. A Fund may be precluded from realizing a benefit from favorable price movements in the related portfolio position of the Fund and could lose the expected benefit of the transactions if interest rates or currency changes in the case of AARP High Quality Bond Fund, AARP Bond Fund for Income, AARP Global Growth Fund, or AARP International Stock Fund, move in an unanticipated manner. To the extent that the Fund Manager's view of market movements is incorrect, the use of such instruments may result in losses greater than if they had not been used. In addition, if the AARP Insured Tax Free General Bond Fund purchases futures contracts on taxable securities or indices of such securities, their value may not fluctuate in proportion to the value of the Fund's securities. This would limit that Fund's ability to hedge effectively against interest rate risk. Further, while a Fund buys a futures contract only if there appears to be a liquid secondary market for such contracts, there can be no assurance that a Fund will be able to close out any particular futures contract.

Segregated Accounts

Each Fund may be required to segregate assets (such as cash, U.S. Government securities and other high grade debt obligations) or otherwise provide coverage consistent with applicable regulatory policies. This would be in respect to the Fund's permissible obligations under the call and put options it writes, the forward foreign currency exchange contracts it enters into and the futures contracts it enters into.

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                                       51

Convertible Securities

Convertible securities include convertible bonds, notes and debentures, convertible preferred stocks, and other securities that give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities entail less credit risk than the issuer's common stock because they are considered to be "senior" to common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. They may also reflect changes in value of the underlying common stock.

Demand Obligations


Each of the AARP Mutual Funds may purchase demand obligations. Demand obligations permit the holder to demand payment of a specified amount prior to maturity. The holder's right to payment depends upon the issuer's ability to pay principal and interest on demand. A Fund will purchase demand notes only to enhance liquidity. The Fund Manager will continuously monitor the creditworthiness of issuers of such obligations.


Stand-by Commitments

The AARP Tax Free Funds may enter into stand-by commitments (also known as puts) to facilitate liquidity. Stand-by commitments permit a Fund to resell municipal securities to the original seller at a specified price and generally involve no cost. Costs, in any event, are limited to .5% of a Fund's total assets. To minimize the risk that the seller may not be able to repurchase the security, the Fund Manager will monitor the creditworthiness of the seller.

"Put" Bonds

The AARP Tax Free Funds may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution. This allows the Funds to tender (or "put") bonds to the institution at specified intervals and receive the face value of them. For the AARP High Quality Tax Free Money Fund, an interval can not exceed 397 calendar days. These third party puts are available in several different forms. They may be custodial receipts or trust certificates, and may be combined with other features such as interest rate swaps.

Tax-exempt Participation Interests

The AARP Tax Free Funds may purchase tax-exempt participation interests from a bank representing a fully-insured portion of the bank's holdings of municipal securities. The Fund will obtain an irrevocable letter of credit or guarantee from the bank and will have, under certain circumstances, the right to resell the participation to the bank on 7 days' notice. To the extent any participation interest is illiquid, it is subject to the Fund's limit on restricted and not readily marketable securities.

Municipal Lease Obligations

The AARP Tax Free Funds may also invest in municipal lease obligations generally as a participation interest in a municipal obligation from a bank or other financial intermediary. Municipal lease obligations are issued by state and local governments to acquire land, equipment or facilities. Unlike general obligation or revenue bonds, these contracts are not secured by the issuer's credit, and if the issuing state or local government does not appropriate payments, the lease may terminate, leaving the funds with property that may

                                   PROSPECTUS
prove costly to dispose of. In deciding which contracts to invest in, the Fund Manager evaluates the likelihood of the governmental issuer discontinuing appropriation for the leased property.

Portfolio Turnover

Each of the AARP Funds may buy and sell securities to take advantage of investment opportunities. The Fund Manager will do so to improve overall investment return consistent with that Fund's objectives. These transactions involve transaction costs in the form of spreads or brokerage commissions. Recent economic and market conditions have necessitated more active trading, resulting in a higher portfolio turnover rate for the AARP High Quality Bond Fund. A higher rate involves greater transaction costs to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.


In the case of AARP Bond Fund for Income, AARP Blue Chip Index Fund, AARP International Stock Fund and AARP Small Company Stock Fund, it is anticipated, under normal investment conditions, that the Fund's portfolio turnover rate will not exceed 75% for the initial fiscal year. In the case of AARP Diversified Income Portfolio and AARP Diversified Growth Portfolio, it is anticipated, under normal investment conditions, that the Fund's portfolio turnover rate will not exceed 50% for the initial fiscal year. However, economic and market conditions may necessitate more active trading, resulting in a higher portfolio turnover rate.


INVESTMENT RESTRICTIONS


To help reduce investment risk, each of the AARP Mutual Funds has adopted certain investment policies. Only the shareholders can approve changes to the following policies:


       o A Fund may not make loans. (A purchase of a debt security is not a loan for this purpose.) However, the Fund may lend its portfolio securities and enter into repurchase agreements.

       o A Fund may borrow money only for temporary or emergency purposes.


A complete description of these and other policies and restrictions is contained in the Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES

Are taxes withheld?


Generally, taxes are not withheld on purchases, redemptions, or distributions. However, federal tax law requires the AARP Mutual Funds to withhold 31% of taxable dividends, capital gain distributions and redemption or exchange proceeds for accounts without a certified social security or tax identification number, or other certified information. To avoid this withholding, make sure you complete and sign the Signature and Investor Information Section of your Enrollment Form. AARP IRA, AARP SEP-IRA and AARP Keogh Plan accounts are exempt from withholding regulations.

The AARP  Mutual  Funds  reserve the right to reject  Enrollment  Forms or close


                                   PROSPECTUS
accounts without a certified Social Security or tax identification number. In such cases, Enrollment Forms received without this information will be returned to the investor with a check for the amount invested.

What else should I know about distributions and taxes?

       o You can receive your dividend and capital gain distributions in one of three ways:

               1. You can have a check sent to your address or to your bank;


               2. You can reinvest them in additional shares of an AARP Mutual
                    Fund; or

               3. You can invest them in shares of another AARP Mutual Fund.


       o If your investment is in the form of an AARP IRA, AARP SEP-IRA or AARP Keogh Plan account, all distributions are automatically reinvested.

       o If you reinvest your dividends and capital gains, you will be purchasing shares at the current share price.

       o All taxable dividends from net investment income are taxable to you as ordinary income. This is so whether you receive dividends as cash or additional shares.

       o Capital  gains  distributions  are  also  currently  taxable,   whether
         received in cash or reinvested.


       o Distributions of short-term capital gains by all the AARP Mutual Funds are taxable as ordinary income.


       o Distributions of long-term capital gains are taxable for federal income tax purposes as long-term capital gains regardless of the length of time you have owned shares. Any capital gain distributed by the AARP Tax Free Funds are generally taxable in the same manner as distributions by other Funds.

       o The AARP Tax Free Funds are managed to pay you dividends free from federal income taxes, including the Alternative Minimum Tax (AMT). However, these dividends may be subject to state and local income taxes. Also, these dividends are taken into account in determining whether your income is large enough to subject a portion of your Social Security benefits and certain Railroad Retirement benefits, if any, to federal income taxes.


       o If you are a shareholder in the AARP Global Growth Fund or the AARP International Stock Fund, you may be able to claim a credit or deduction on your income tax return for your pro rata portion of qualified taxes paid by the Fund to foreign countries.

       o Each AARP Mutual Fund annually sends you detailed tax information about the amount and type of its distributions.

       o A redemption involves a sale of shares and may result in a capital gain or loss for federal income tax purposes. Exchanges are treated as redemptions for federal income tax purposes. Exchanges occur when you sell shares in one AARP Mutual Fund and purchase shares in another AARP Mutual Fund.

       o The AARP Mutual Funds reserve the right to make extra distributions for tax purposes.


                                   PROSPECTUS

FUND ORGANIZATION

The AARP Investment Program Trusts


The 15 mutual fund portfolios described in this prospectus are organized as five Massachusetts business trusts--AARP Cash Investment Funds, AARP Income Trust, AARP Tax Free Income Trust, AARP Growth Trust and AARP Managed Investment Portfolios Trust. Each trust is a diversified, open-end management investment company registered under the Investment Company Act of 1940. The AARP Cash Investment Fund was organized in January 1983, the AARP Income Trust, the AARP Tax Free Income Trust and the AARP Growth Trust were organized in June 1984. The AARP Tax Free Income Trust (formerly the AARP Insured Tax Free Income Trust) was renamed effective August 1, 1991. The AARP Managed Investment Portfolios Trust was organized in __________________.


General Management


The Trustees have overall responsibility for the management of their respective Trusts under Massachusetts law. Under their direction, the Fund Manager--Scudder, Stevens & Clark, Inc.--provides general investment management of the AARP Mutual Funds. The Trustees supervise each Trust's activities. The shareholders elect the Trustees and may remove them. Shareholders have one vote per share held on matters on which they are entitled to vote.


The Trusts are not required to hold annual shareholder meetings and have no current intention to do so. There may be special meetings for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment advisory contract. The Fund Manager will help shareholders to communicate with other shareholders in connection with removing a Trustee as if
Section 16(c) of the Investment Company Act of 1940 applied.


Since the Trusts use a combined prospectus, it is possible that one Trust or AARP Mutual Fund might become liable for a misstatement in this prospectus regarding another Trust or AARP Mutual Fund. The Trustees of each Trust considered this risk when approving the use of a combined prospectus.

The right of the Trusts and AARP Mutual Funds to use the AARP name will end upon termination of the member services agreement with the Fund Manager unless AARP otherwise agrees to let the AARP Mutual Funds continue to use the AARP name.


Management Fees


Each AARP Mutual Fund, except for the AARP Managed Investment Portfolios, pays the Fund Manager a fee for management and administrative services. The management fee consists of two elements: a Base Fee and an Individual Fund Fee. The Base Fee is calculated as a percentage of the combined net assets of all of the AARP Mutual Funds. Each AARP Mutual Fund, except for the AARP Managed Investment Portfolios, pays, as its portion of the Base Fee, an amount equal to the ratio of its daily net assets to the daily net assets of all of the AARP Mutual Funds. The table below shows the annual Base Fee Rate at specified levels of Program assets:


                                   PROSPECTUS

               Annual Base Fee Rate               Program Assets
               -------------------------------------------------------------
                         .350%                    First $2 billion
                         .330%                    Next $2 billion
                         .300%                    Next $2 billion
                         .280%                    Next $2 billion
                         .260%                    Next $3 billion
                         .250%                    Next $3 billion
                         .240%                    Thereafter


In addition to the Base Fee Rate, each AARP Mutual Fund, except for the AARP Managed Investment Portfolios, pays a flat Individual Fund Fee based on the net assets of that Fund. This fee rate is not linked to the total assets of the Program. The Individual Fee Rate recognizes the different characteristics of each AARP Mutual Fund, the varying levels of complexity of investment research and securities trading required to manage each Fund, as well as the relative value that can be, and has been, added by the Fund Manager. The table below shows the Individual Fund Fee Rate for each of the AARP Mutual Funds:


 Fund                                               Individual Fee Rate
 -----------------------------------------------------------------------------


 AARP High Quality Money Fund                                .10%
 AARP High Quality Tax Free Money Fund                       .10%
 AARP GNMA and U.S. Treasury Fund                            .12%
 AARP High Quality Bond Fund                                 .19%
 AARP Bond Fund for Income
 AARP Insured Tax Free General Bond Fund                     .19%
 AARP Balanced Stock and Bond Fund                           .19%
 AARP Growth and Income Fund                                 .19%
 AARP Blue Chip Index Fund
 AARP Global Growth Fund                                     .55%
 AARP Capital Growth Fund                                    .32%
 AARP International Stock Fund
 AARP Small Company Stock Fund


Under this fee structure, the combined Base Fee and the Individual Fund Fee, called the "Effective Management Fee Rate," would be reduced if total Program assets increase to certain levels, regardless of whether an individual AARP Mutual Fund's assets increase or decrease. The converse is also true--if assets decrease to certain levels, the Effective Management Fee Rate increases, regardless of any increase or decrease in assets of an individual AARP Fund. For the fiscal year ended September 30, 1996, fees paid to the Fund Manager totaled ___ of 1% of the average daily net assets of the AARP High Quality Money Fund,
___ of 1% of the AARP High Quality Tax Free Money Fund, ___ of 1% of the AARP GNMA and U.S. Treasury Fund, ___ of 1% of the AARP Capital Growth Fund, ___ of 1% for each of the AARP High Quality Bond Fund, AARP Insured Tax Free General Bond Fund, AARP Growth and Income Fund, and AARP Balanced Stock and Bond Fund and ________ for the AARP Global Growth Fund.


                                   PROSPECTUS

The Fund Manager pays a portion of the management fee to AARP Financial Services Corporation (AFSC). AFSC provides the Fund Manager with advice and other services relating to AARP Fund investment by AARP members.

The fee paid to AFSC is calculated on a daily basis and depends on the level of total assets of the AARP Investment Program. The fee rate decreases as the level of total assets increases. The fee rate for each level of assets is .07 of 1% for the first $6 billion, .06 of 1% for the next $10 billion and .05 of 1% thereafter.

Under the Investment Management Agreements with the Fund Manager, the Funds are responsible for all of their expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and executive employees of the Trusts who are not affiliated with the Fund Manager; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.


Special Servicing Agreement for the AARP Managed Investment Portfolios

All the expenses of the AARP Managed Investment Portfolios will be paid for in accordance with a Special Servicing Agreement (the "Agreement") entered into by the Fund Manager, the underlying AARP mutual funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc. and each Portfolio. Under each Agreement, the Fund Manager will arrange for all services pertaining to each operation of each Portfolio including the services of Scudder Service Corporation and Scudder Fund Accounting Corporation as the Shareholder Servicing Agent and the Accounting Agent, respectively, for the Portfolio. If the Trustees of an underlying AARP mutual fund determine that the aggregate expenses of a Portfolio are less than the estimated savings to the underlying AARP mutual fund from the operation of the Portfolio, the underlying AARP mutual fund will bear those expenses in proportion to the average daily value of its shares owned by the Portfolio. Consequently, no underlying AARP fund will be expected to carry expenses that are in excess of the estimate of savings to it. The estimated savings are expected to result from the reduction of shareholder servicing costs due to the elimination of separate shareholder accounts which either currently are or have potential to be invested in the underlying AARP mutual funds. The estimated savings produced by the operation of a Portfolio will most likely suffice to offset most, if not all, the expenses incurred by the Portfolio.

In the event that the aggregate financial benefits to the underlying AARP mutual funds do not exceed the costs of a Portfolio, the Fund Manager will pay, on behalf of the Portfolio, that portion of costs determined to be greater than the benefits.

All  expenses  of  each   Portfolio,   excluding   certain   non-recurring   and
extraordinary expenses, will be paid for in accordance with the Agreement, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Portfolio's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Fund Manager; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.


                                   PROSPECTUS

UNDERSTANDING FUND PERFORMANCE


Performance of an AARP Mutual Fund may be included in advertisements, sales literature or shareholder reports. Important components of performance are yield, total return and cumulative total return. These components vary based on changes in market conditions, the level of interest rates and the level of the Fund's expenses. Yield, total return, and cumulative total return are based on historical earnings and are not intended to indicate future performance.


What is Yield?

For the AARP High Quality Money Fund, the AARP Income Funds and the AARP Tax Free Funds, yield is a measure of income. Yield refers to the net investment income generated over a specific period of time. It is always calculated using a standard industry formula so it is a useful way to compare the income produced by different mutual funds. For non-money market funds, the "SEC yield" is an annualized expression of net investment income generated by the investments in the fund over a specified 30-day period. This income is then annualized and then expressed as a percentage. This yield is calculated according to methods required by the SEC, and may not equate to the level of income paid to shareholders. For money market funds, yield refers to the net investment income generated by the fund over a specified 7-day period. This income is then annualized and expressed as a percentage. For the money market funds, effective yield is expressed similarly but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

For GNMA securities, net investment income includes realized gains or losses based on historic cost for principal repayments received. For other securities, net investment income includes the amortization of market premium or market discount.

What is Total Return?

The total return of a mutual fund refers to the average annual percentage change in value of an investment in the fund assuming that the investment has been held for the stated period. Total return quotations are expressed in terms of average annual compound rates of return for all periods quoted and assume that all dividends and capital gain distributions during the period were reinvested in shares of the fund.

What is Cumulative Total Return?

Cumulative total return of a mutual fund represents the cumulative change in value of an investment in a fund for various periods. It assumes that all dividends and capital gain distributions during the period were reinvested in shares of the fund.

What is meant by Tax-Equivalent Yield and how is it calculated?

To determine if tax-free investing is right for you, it is helpful to convert a yield from a tax-free mutual fund to its equivalent taxable yield. The tax-equivalent yields of the AARP Tax Free Funds, which may be quoted from time to time, let you determine the yield you would have to receive from a fully

                                   PROSPECTUS
taxable investment to produce an after-tax yield equivalent to a tax-free fund. The calculation is as follows:


                             Tax-Free Yield      = Tax-Equivalent Yield
                          ---------------------
                          100% -- your tax rate



Example: If a tax-free mutual fund has a 30-day average annualized yield of 5.30% and you are in the 31% tax bracket, the calculation would be:


                                    5.30%    = 7.68%
                                -----------
                                100% -- 31%


You would need to earn 7.68% with a taxable investment to equal the 5.30% yield of a tax-free fund. The tax-equivalent yield will vary depending upon your income tax bracket.


UNDERSTANDING SHARE PRICE

How is a Fund's share price determined?

Share price is based on a Fund's net assets. It is calculated by dividing the current market value (amortized cost in the case of the AARP High Quality Tax Free Money Fund) of total fund assets, less all liabilities, by the total number of shares outstanding. Scudder Fund Accounting Corporation, a subsidiary of the Fund Manager, determines net asset value per share of each Fund as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time on each day the Exchange is open for trading. The Trusts reserve the right to suspend the sale of Fund shares after appropriate notice to shareholders if the Trustees determine that it is in the best interest of shareholders.


OPENING AN ACCOUNT

How do I get started?


Decide on the AARP Mutual Fund or Funds which meets your needs. Then fill out, sign and return your Enrollment Form with your check in the postage paid envelope provided. Once your Enrollment Form is received, an account number will be assigned to you. Your check should only be drawn on a U.S. bank and be payable to the AARP Investment Program.


If you don't want to send your check through the mail, you can send a bank wire. Simply fill out and return your Enrollment Form in the mail. Then, before you send the wire, call an AARP Mutual Fund Representative. The Representative will set up the account and contact you to provide you with your account number and further wiring instructions. To complete the wire transfer, follow the special wire transfer instructions below. Please note you cannot open AARP IRA or AARP Keogh Plan accounts by wire.

What is the minimum investment?

The minimum is $500 for each AARP Fund, except for the AARP High Quality Tax Free Money Fund, which has a minimum investment of $2,500. You can open an AARP IRA with as little as $250 for each applicable AARP Fund.

What happens if my investment falls below its minimum balance?

The Funds reserve the right to redeem accounts below the minimum balance and return the proceeds to you if you do not increase an account above the minimum

                                   PROSPECTUS
within 60 days after notice. However, if your account falls below the minimum solely as a result of market activity, your account will not be closed.

What is the normal processing time of checks when purchasing shares?

If checks are drawn on a Federal Reserve System member bank, the Program will normally execute checks (and wire transfers) received in good order on the same business day that they are received.

When do I start earning income on this purchase?

For AARP Funds paying daily dividends (AARP Money Funds, AARP Income Funds and the AARP Insured Tax Free General Bond Fund), income begins to accrue on the business day following actual execution of the order.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

 -------------------------------------------------------------------------------

 WIRE TRANSFER INSTRUCTIONS

    o To open an account (mail Enrollment Form first and make sure to call a Representative to obtain an account number--AARP IRA and AARP Keogh Plan accounts cannot be opened by wire)

    o  To add to your account

 Contact your bank with the following information:

    1) the names(s) on your account;

    2) your AARP Fund account number;

    3) the name of the Fund(s) you want to invest in;

    4) the following name and address: State Street Bank and Trust Company, Boston MA 02101;

    5) the routing numbers ABA Number 011000028 and AC-99035420.
 -------------------------------------------------------------------------------


Can I add another AARP Mutual Fund to my account?


You can open another AARP Mutual Fund at any time. The new investment must meet the minimum initial investment described above. Your new AARP Mutual Fund will have the same account number and registration as your existing one(s). You can open a new AARP Mutual Fund in a number of ways:


                                   PROSPECTUS

 -------------------------------------------------------------------------------
 Mail your request   Send a letter stating your request and naming the new AARP
                     Fund. Include a check made payable to the AARP Investment
                     Program.
 -------------------------------------------------------------------------------
 Wire the money      Have your account  number ready and follow
                     the wire instructions above.
 -------------------------------------------------------------------------------
 Exchange from       See instructions on how to exchange--page 62.
 an AARP Fund
 -------------------------------------------------------------------------------


Telephone Transactions


When you open an account you automatically become eligible to exchange shares by telephone and to redeem by telephone up to $100,000 to your registered address. You may also request by telephone that redemption proceeds be wired to a bank account you select. When exchange or redemption requests are made over the telephone, procedures are in place to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of such transactions. If an AARP Mutual Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trusts and their agents each reserve the right to modify, interrupt, suspend, or terminate any of the telephone services at any time, without notice.


ADDING TO YOUR INVESTMENT

How do I add to my investment?

After your account is opened, you can add to your AARP Fund investment in any amount in the following ways:


 -------------------------------------------------------------------------------
 Mail your request   Send  your  check  with   a   personalized investment  slip
                     or with a  letter   naming  your  account number and AARP
                     Mutual Fund.
 -------------------------------------------------------------------------------
 Call Toll-Free     If you selected the  Transact By Phone service, you'lL  be able to call and have money transferred from your checking account to cover the purchase. See page 65.
 -------------------------------------------------------------------------------
 Wire the purchase  Have your  account  number  ready and follow the wire instructions on page 60.
 -------------------------------------------------------------------------------
 Exchange from an   See Exchanging below.
 AARP Fund
 -------------------------------------------------------------------------------
 Invest             See page 66 for information on the Automatic Investment
 Automatically      Plan.
 -------------------------------------------------------------------------------




                                   PROSPECTUS

EXCHANGING

What is an exchange?


You make an exchange when you sell shares in one AARP Mutual Fund to purchase shares in another. This is technically two transactions, a sale and a purchase of shares. If the value of the shares sold in the exchange was higher or lower than your original purchase price, you may have a capital gain or loss. This is important to note for tax planning purposes. You may exchange all or part of your shares in one AARP Mutual Fund for shares in another AARP Mutual Fund. Exchanges between existing AARP Mutual Funds can be for any amount. Exchanges that open a new AARP Mutual Fund must meet the minimum balance.


How can I exchange shares?

There are several ways to exchange, including:


 ------------------------------------------------------------------------------
 Mail or fax your  Tell us the AARP  Mutual Fund from which to  take the  money
 request           and  the AAR   Mutual  Fund  to exchange to.  Include   your
                   account  number, registered name(s) and address, and  either the dollar amount or number of shares you  want to exchange.
                   Be sure to sign your name(s)  exactly as it appears  on  the account statement.
 -------------------------------------------------------------------------------
 Call  Toll-Free   Call us before  4:00 p.m.  Eastern time to exchange by close of business the same day.
 -------------------------------------------------------------------------------
 Call the          You can  exchange  shares  through this  automated toll-free
 Easy-Access       line. It isavailable 24 hours a day, 7 days  a week.  Simply
 Line              call toll-free and follow the recorded voice instructions.
 -------------------------------------------------------------------------------



ACCESS TO YOUR INVESTMENT

How do I redeem?

You can sell (redeem) fund shares in a number of ways. The share price may be more or less than your original purchase price. Therefore, you may have either a taxable capital gain or loss. Keep in mind that you can redeem shares of your AARP IRA or AARP Keogh Plan account only by sending your request in writing.

                                   PROSPECTUS

 -------------------------------------------------------------------------------
 Mail or Fax your    Tell us the name of the AARP  Mutual  Fund and the  number
 request             of shares or  dollar amount  you wish to sell. Make sure to give us your account number, registered name(s) and where
                     you want the proceeds sent. If you want the proceeds to go to an address other than your registered  address, to your bank, or to someone else, please provide complete details.
                     Under certain circumstances, this may require a special
                     type of authorization called a Signature Guarantee
                     (see page 64). Sign the letter exactly as it appears on
                     your account statement. If your request requires a
                     Signature Guarantee,  you must mail the request instead
                     of faxing it.
 -------------------------------------------------------------------------------
 Call Toll-Free      Call before 4:00 p.m. Eastern time business days and redeem up to $100,000 per AARP Fund. The proceeds will be mailed
                     to your registered address or to your bank (unless you
                     declined the Telephone   Redemption   to  your  Bank
                     feature  on  your Enrollment Form). The proceeds can also
                     be wired to your bank if it is a member of the Federal
                     Reserve System. A $5.00 fee will be charged for each wire
                     to your bank. Your bank may also charge you for receiving
                     a wire. In the event that you are unable to reach us by
                     telephone, you should write to the AARP Investment Program;
                     see "Service Information" for the address. If you elected
                     the Transact by Phone option on your Enrollment Form, you
                     can have the proceeds sent electronically to your checking account. See page 65 for more information on Transact
                     By Phone.
 -------------------------------------------------------------------------------
 Call the            You can redeem shares through this automated toll-free
 Easy-Access Line    line. Initiate redemptions any time--24 hours a day.
                     Simply call toll-free and follow the recorded voice
                     instructions.
 -------------------------------------------------------------------------------
 Sell                See page 66 for information on the Automatic Withdrawal
 Automatically       Plan  or Systematic  Withdrawal  Plan  for AARP  IRA or
                     AARP  Keogh  Plan accounts.
 -------------------------------------------------------------------------------


When are redemptions processed?

Any redemption request received in good order prior to 4:00 p.m. Eastern time during normal business operations will be processed on that day. The request will be processed at that night's closing share price. Normally, requests received in good order after 4:00 p.m. Eastern time will be processed on the next business day.


Shares redeemed from Funds in the AARP Income Trust, AARP Tax Free Income Trust, AARP Diversified Income Portfolio or the AARP High Quality Money Fund will earn a dividend on the day of redemption.

Normally, proceeds of your redemption will be sent on the business day following a redemption request in good order. In any event, the AARP Mutual Funds may take no more than 7 calendar days to send your redemption proceeds.


When can I expect to receive my money?

We will mail your redemption proceeds promptly. If you purchase shares by check or by telephone and then redeem them by letter within 7 business days of the purchase, the redemption proceeds may be held until the purchase check has cleared the banking system. When the check has cleared, we will mail your redemption proceeds promptly.

                                   PROSPECTUS

We will not accept redemption requests by telephone or by checkwriting prior to the expiration of the 7 business day period. You may avoid this delay by purchasing shares by wire.


 -------------------------------------------------------------------------------
 Purchase  Restrictions


 You should make purchases and sales for long-term investment purposes only. The AARP Mutual Funds do not permit a pattern of frequent purchases and sales in response to short-term changes in share price.


 When such a pattern occurs, the AARP Mutual Funds and Scudder Investor Services, Inc. reserve the right to reject purchases or exchanges for any reason. This restriction does not apply to the AARP money funds. This right
 extends   to   individual   purchasers   or  groups  of   related   purchasers.
 -------------------------------------------------------------------------------



SIGNATURE GUARANTEES

What is a "Signature Guarantee"?

A "Signature Guarantee" is a certification of your signature. We require this for your protection and to prevent fraudulent redemptions. In effect, the appropriate institution (see below) guarantees that you are authorized to make certain requests.

When do I need one?

A "Signature Guarantee" from each person on the account registration is needed for the following redemption requests:


      1) Redemptions of more than $100,000;


      2) When redemption proceeds are payable to someone other than the registered shareholder(s);

      3) When redemption proceeds are to be sent to an address other than the registered address; or

      4) If the account's registered address has changed during the last 15 days.

Transactions requiring signature guarantees cannot be faxed.

Where can I get one?

You can get your signature guaranteed through most banks, credit unions or savings associations, or from broker-dealers, government securities
broker-dealers,    national   securities   exchanges,    registered   securities
associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature Guarantees by notary publics are not acceptable.

INVESTOR SERVICES

To make investing simpler and more convenient there are many free investor services available to you.

                                   PROSPECTUS

Easy-Access Line


 -------------------------------------------------------------------------------
    o  Exchange between AARP Mutual Funds
                                                           CALL TOLL-FREE
    o  Exchange to open a new AARP Mutual Fund             1-800-631-4636
                                                           24 HOURS A DAY
    o  Redeem money to your registered address              7 DAYS A WEEK


    o  Get current performance information

    o  Get current account balance information

    o  Confirm your last transaction
 -------------------------------------------------------------------------------


With the Easy-Access Line you can get performance, and account information. If you have a touch-tone phone, you can also exchange or redeem shares worth up to $50,000. Simply call toll-free 1-800-631-4636 using a touch-tone phone and follow the easy pre-recorded voice instructions.

Transact By Phone


 -------------------------------------------------------------------------------
    o  Add to an AARP Mutual Fund by transfer from
       your bank checking or NOW account                    CALL TOLL-FREE
                                                            1-800-253-2277
    o  Redeem and send the proceeds to your
       checking or NOW account
 -------------------------------------------------------------------------------

Transact By Phone allows you to call toll-free to purchase and redeem shares. The money will be automatically transferred to or from your bank checking account. Your bank must be a member of the Automated Clearing House for you to take advantage of this service.

 -------------------------------------------------------------------------------
 Buying Shares     Call us before 4:00 p.m.  Eastern time,  business days,  when
 through Trans-    you  want to  buy additional  shares,  and money will be
 act By Phone:     transferred from your bank account to your AARP Mutual Fund account to cover the purchase. Purchases must be for at least
                   $250 but not more than $250,000. Your purchase will generally be completed in 2 business days at the closing share price on the day of your call.  Requests received after 4:00
                   p.m. will be purchased at the next business day's closing
                   price. Shares  purchased in this manner will not be
                   redeemable for a period of up to 7 business days.
 -------------------------------------------------------------------------------
 Selling Shares    Call us before 4:00 p.m.  Eastern time,  business days, when
 through Trans-    you want to  sell shares.  We'll sell your shares and
 act By Phone:     transfer the proceeds to your  bank account--generally
                   within 2 business days from the day of your request. You can redeem any amount greater than $250. Shares will be sold at that night's closing price on the day of your request.
                   Requests received after 4:00 p.m. will be sold at the next business day's closing price.
 -------------------------------------------------------------------------------



Free Checkwriting


Shareholders in the AARP High Quality Money Fund or the AARP High Quality Tax Free Money Fund have free checkwriting privileges. There is no charge to shareholders for this service, but the AARP Mutual Funds reserve the right to impose a charge in the future. To enroll, you must fill out a signature card on the Enrollment Form. If shares were purchased by your personal check, you may only write checks against your purchase 7 business days from the day that the


                                   PROSPECTUS
purchase took place. Keep in mind that you cannot close your account by writing a check. This service may be suspended or terminated at any time upon notice to shareholders.

Distributions Direct

You may choose to have dividend and capital gain distributions automatically deposited into your bank checking or NOW account. To enroll in this service, your bank must be a member of the Automated Clearing House (ACH) network. Once you enroll, your dividends and capital gains will be automatically deposited into your personal bank account within 3 business days of the distribution date. You'll receive a statement confirming the amount.
There is no charge to shareholders for the service.

Systematic Plans

Several other investor services are available. These include:


       o Automatic Investment Plan: Arrange for regular investments into your AARP Mutual Fund through automatic deductions from your bank checking account. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.

       o Direct  Deposit:  At  your  direction,   your  Social  Security,   U.S.
         Government or any regular income checks (pension, dividend, interest or payroll) will be automatically deposited into your AARP Mutual Fund.

       o Automatic Withdrawal Plan: At your direction, we will automatically send a monthly redemption of $50 or more directly to you when you have at least $10,000 or more in an AARP Mutual Fund.

       o Direct Payment of Fixed Bills: With $10,000 or more in an AARP Mutual Fund, you can arrange for us to automatically pay regular bills of a fixed amount. Pay your rent, mortgage or other payments of $50 or more.


       o Systematic   Retirement  Withdrawal  Plan:  You  can  receive  periodic distributions from an AARP IRA or AARP Keogh Plan account.


STATEMENTS AND REPORTS

What kinds of statements do I receive?

You will receive a prompt confirmation statement for your transactions. You will also receive a monthly Consolidated Statement. AARP IRA or AARP Keogh Plan accounts will receive a quarterly Consolidated Statement.


The Consolidated Statement details the market value of all the AARP Mutual Funds in your account. It also includes a listing of recent transactions. You should keep these statements for your records.


What other reports do I get?

Each year, you will receive a current prospectus, mid year report and annual report. To reduce the volume of mail, we will only send one copy of most reports to a household (same surname, same address). Please contact us if you wish to receive additional reports.

                                   PROSPECTUS

SERVICE PROVIDERS OF THE AARP FUNDS

Legal Counsel
Dechert Price & Rhoads,
Washington, DC

Independent Accountants
Price Waterhouse LLP, Boston, MA


Underwriter
Scudder Investor Services, Inc., Two International Place, Boston, MA (a subsidiary of Scudder) is principal underwriter of the AARP Mutual Funds.

Scudder Investor Services, Inc. offers for sale and confirms as agent all purchases of shares of the AARP Mutual Funds.


Custodians
Brown Brothers Harriman & Co., Boston, MA
State Street Bank and Trust Company, Boston, MA


Fund Accounting Agent
Scudder Fund Accounting Corporation, Two International Place, Boston, MA (a subsidiary of Scudder) is responsible for determining the daily net asset value per share and maintaining the general accounting records of the AARP Mutual Funds.


Transfer and Dividend-Disbursing Agent
Scudder Service Corporation, P.O. Box 2540, Boston, MA 02208-2540 (a subsidiary of Scudder)

Investment Adviser
Scudder, Stevens & Clark, Inc., 345 Park Avenue, New York, New York is investment adviser for the AARP Funds.


Subadviser
--------------------------------------------------------------------------------
-----------.



TRUSTEES AND OFFICERS


CAROLE LEWIS ANDERSON, Trustee, President, MASDUN Capital Advisors; Formerly Principal, Suburban Capital Markets, Inc.; Director, VICORP Restaurants, Inc.; Member of the Board, Association for Corporate Growth of Washington, D.C.; Trustee, Hasbro Children's Foundation and Mary Baldwin College.

ADELAIDE ATTARD, Trustee, Consultant, Gerontology; Commissioner, County of Nassau, New York, Department of Senior Citizen Affairs (1971-1991); Chairperson, Federal Council on Aging (1981-1986).

CYRIL F. BRICKFIELD, Trustee, Honorary President and Special Counsel, American Association of Retired Persons.

ROBERT N. BUTLER, M.D., Trustee, Director, International Longevity Center and Professor of Geriatrics and Adult Development; Chairman, Henry L. Schwartz Department of Geriatrics and Adult Development, Mount Sinai Medical Center; Formerly Director, National Institute on Aging, National Institute of Health.


                                   PROSPECTUS

ESTHER CANJA, Trustee, Vice President, American Association of Retired Persons; Trustee and Chair, AARP Group Health Insurance Plan; Board Liaison, National Volunteer Leadership Network Advisory Committee; Chair, Board Operations Committee; AARP State Director of Florida (1990-1992).

LINDA C. COUGHLIN, President and Trustee, Managing Director, Scudder, Stevens & Clark, Inc., Director and Senior Vice President, Scudder Investor Services, Inc.*

HORACE B. DEETS, Vice Chairman and Trustee, Executive Director, American Association of Retired Persons; Member, Board of Councilors, Andrus Gerontology Center; Member of the Board, HelpAge International.

EDGAR R. FIEDLER, Trustee, Vice President and Economic Counselor, The Conference Board, Inc.

CUYLER W. FINDLAY, Chairman and Trustee, Managing Director, Scudder, Stevens & Clark, Inc.*

EUGENE P. FORRESTER, Trustee, Lt. General (Retired) U.S. Army; International Trade Counselor; Consultant.

WAYNE F. HAEFER, Trustee, Director, Membership Division of AARP; Formerly Secretary, Employee's Pension and Welfare Trusts of AARP and Retired Persons Services, Inc.; Formerly Director, Administration and Data Management Division of AARP.

GEORGE L. MADDOX, JR., Trustee, Professor Emeritus and Director, Long Term Care Resources Program, Duke University Medical Center; Professor Emeritus of Sociology, Departments of Sociology and Psychiatry, Duke University.

ROBERT J. MYERS, Trustee, Actuarial Consultant; Formerly Executive Director, National Commission on Social Security Reform; Formerly Chairman, Commission on Railroad Retirement Reform.

JAMES H. SCHULZ, Trustee, Professor of Economics and Kirstein Professor of Aging Policy, Policy Center on Aging, Florence Heller School, Brandeis University.

GORDON  SHILLINGLAW,   Trustee,  Professor  Emeritus  of  Accounting,   Columbia
University Graduate School of Business.

THOMAS W. JOSEPH*, Vice President

DAVID S. LEE*, Vice President and Assistant Treasurer

THOMAS F. McDONOUGH*, Vice President and Assistant Secretary

PAMELA A. McGRATH*, Vice President and Treasurer

EDWARD J. O'CONNELL*, Vice President and Assistant Treasurer

JAMES W. PASMAN*, Vice President

KATHRYN L. QUIRK*, Vice President and Secretary

HOWARD SCHNEIDER*, Vice President

CORNELIA M. SMALL*, Vice President

*Scudder, Stevens & Clark, Inc.




                                   PROSPECTUS

                      AARP INVESTMENT PROGRAM FROM SCUDDER

                           AARP Cash Investment Funds:
                          AARP HIGH QUALITY MONEY FUND


                               AARP Income Trust:
                        AARP GNMA and U.S. TREASURY FUND
                           AARP HIGH QUALITY BOND FUND
                            AARP BOND FUND FOR INCOME


                           AARP Tax Free Income Trust:
                      AARP HIGH QUALITY TAX FREE MONEY FUND
                     AARP INSURED TAX FREE GENERAL BOND FUND


                               AARP Growth Trust:
                        AARP BALANCED STOCK AND BOND FUND
                           AARP GROWTH AND INCOME FUND
                            AARP BLUE CHIP INDEX FUND
                             AARP GLOBAL GROWTH FUND
                            AARP CAPITAL GROWTH FUND
                          AARP INTERNATIONAL STOCK FUND
                          AARP SMALL COMPANY STOCK FUND


                    AARP Managed Investment Portfolios Trust:
                        AARP DIVERSIFIED INCOME PORTFOLIO
                        AARP DIVERSIFIED GROWTH PORTFOLIO



--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION


                                February 1, 1997




--------------------------------------------------------------------------------



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the combined Prospectus for all fifteen of the above Funds, dated February 1, 1997, as amended from time to time, copies of which may be obtained without charge by writing to the AARP INVESTMENT PROGRAM FROM SCUDDER, P.O. Box 2540, Boston, Massachusetts 02208-2540 or by calling 1-800-253-2277.


                                                   TABLE OF CONTENTS
                                                                                                                   Page


-----------------------------------------------------------------------------------------------------------------------
                          TABLE OF CONTENTS (continued)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                   Page



AARP INVESTMENT PROGRAM FROM SCUDDER..................................................................................1
         Summary of Advantages and Benefits...........................................................................1

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.........................................................................3
         AARP Money Funds.............................................................................................3
         AARP Income Funds............................................................................................6
         AARP Insured Tax Free Income Fund............................................................................9
         AARP Growth Funds...........................................................................................12
         AARP Managed Investment Portfolios..........................................................................16
         Special Investment Policies of the AARP Funds...............................................................16
         General Investment Policies of the AARP Funds...............................................................31
         Investment Restrictions.....................................................................................31

PURCHASES............................................................................................................37
         General Information.........................................................................................37
         Checks......................................................................................................37
         Share Price.................................................................................................37
         Share Certificates..........................................................................................37
         Direct Deposit Program......................................................................................37
         Wire Transfers..............................................................................................38
         Holidays....................................................................................................38
         Other Information...........................................................................................38

REDEMPTIONS..........................................................................................................38
         General Information.........................................................................................38
         Redemption by Telephone.....................................................................................39
         Redemption by Mail or Fax...................................................................................40
         Redemption by Checkwriting..................................................................................40
         Redemption-in-Kind..........................................................................................40
         Other Information...........................................................................................41

EXCHANGES............................................................................................................41

TRANSACT BY PHONE....................................................................................................42
         Purchasing Shares by Transact by Phone......................................................................42
         Redeeming Shares by Transact by Phone.......................................................................42

FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................43
         Automatic Dividend Reinvestment.............................................................................43
         Distributions Direct........................................................................................43
         Reports to Shareholders.....................................................................................43
         Consolidated Statements.....................................................................................43

RETIREMENT PLANS.....................................................................................................43
         AARP No-Fee Individual Retirement Account ("AARP No-Fee IRA")...............................................44
         AARP Keogh Plan.............................................................................................45

OTHER PLANS..........................................................................................................45
         Automatic Investment........................................................................................45
         Automatic Withdrawal Plan...................................................................................46
         Direct Payment of Regular Fixed Bills.......................................................................46

DIVIDENDS AND YIELD..................................................................................................46
         Performance Information: Computation of Yields and Total Return.............................................47
         Taking a Global Approach....................................................................................53

                                                                                                                    Page
                                                                                                                    ----

TRUST ORGANIZATION...................................................................................................53

MANAGEMENT OF THE FUNDS..............................................................................................54
         Personal Investments by Employees of Scudder................................................................60

TRUSTEES AND OFFICERS................................................................................................61

REMUNERATION.........................................................................................................64

DISTRIBUTOR..........................................................................................................65

TAXES ...............................................................................................................66

BROKERAGE AND PORTFOLIO TURNOVER.....................................................................................70
         Brokerage Commissions.......................................................................................70
         Portfolio Turnover..........................................................................................71

NET ASSET VALUE......................................................................................................72
         AARP Money Funds............................................................................................72
         AARP Non-Money Market Funds.................................................................................72

ADDITIONAL INFORMATION...............................................................................................73
         Experts.....................................................................................................73
         Shareholder Indemnification.................................................................................73
         Ratings of Corporate Bonds..................................................................................73
         Ratings of Commercial Paper.................................................................................74
         Ratings of Municipal Bonds..................................................................................74
         Other Information...........................................................................................75
         Tax-Exempt Income vs. Taxable Income........................................................................76

FINANCIAL STATEMENTS.................................................................................................77


                    AARP INVESTMENT PROGRAM FROM SCUDDER


         The AARP Investment Program from Scudder (the "Program") was developed by the American Association of Retired Persons ("AARP") to provide an array of conservatively managed investment options for its members. Today's financial markets present an enormous, ever-changing selection of investments suited for investors with varying needs. AARP, a non-profit organization dedicated to improving the quality of life, independence and dignity of older people, has undertaken to help its members by designing an investment program which attempts to satisfy the investment and retirement planning needs of most of its members, whether they be experienced investors or savers who have never invested at all. As with any program with the "AARP" name, the Program includes special benefits as described in the combined prospectus for the four Trusts, dated February 1, 1997 (the "Prospectus"). AARP endorses this program which was developed with the assistance of Scudder, Stevens & Clark, Inc. ("the Fund Manager" or "Scudder"), a firm with over 75 years of investment counseling and management experience. Scudder, Stevens & Clark, Inc. was selected after an extensive search among qualified candidates, and provides the Program with continuous and conservative professional investment management. (See "MANAGEMENT OF THE FUNDS.")

         The Program consists of five Trusts-- AARP Cash Investment Funds, AARP Income Trust, AARP Tax Free Income Trust, AARP Growth Trust, and AARP Managed Investment Portfolios Trust (the "Trusts"). Each of the Trusts is an open-end, management investment company authorized to issue its shares of beneficial interest in separate series ("the AARP Funds"). A total of 15 Funds are currently offered by the five Trusts. The differing investment objectives of the 15 Funds in the Program provide AARP members with a variety of sensible investment alternatives, and by matching their own objectives with those of the different AARP Funds, AARP members may design an investment program to meet their personal needs. Not all your money is the same. There is short-term money, for example money needed for your regular budgeting and for emergencies, and there is money which can be invested for the longer term. It is generally thought that three months of income/expenses should be set aside in a savings account or money market fund to cover short-term needs. The Program is designed to offer alternatives to keeping all of your money in short-term fixed price investments like money market funds, insured short-term savings accounts and insured six-month certificates of deposit. The AARP Money Funds provide a taxable and a tax free alternative for short-term monies and the AARP Income Funds, the AARP Insured Tax Free General Bond Fund, the AARP Growth Funds provide a range of choices for longer term investment dollars and the AARP Managed Investment Portfolios provide diversification of investment by investing in a select mix of AARP Funds.


         The Program includes functions performed by AARP Member Services; the AARP Funds; Scudder Investor Services, Inc., the AARP Funds' "underwriter"; Scudder Service Corporation ("SSC"), the AARP Funds' "transfer agent"; and Brown Brothers Harriman & Co. and State Street Bank and Trust Company, the AARP Funds' "custodians."

Summary of Advantages and Benefits

o Experienced Professional Management: Scudder, Stevens & Clark, Inc., investment counsel since 1919 and mutual Fund managers since 1928, provides investment advice to the Funds.

o    AARP's   Commitment:   the  Program  was   designed   with  AARP's   active
     participation to provide strong ongoing representation of the members' interests and to help ensure a high level of service.

o Wide Selection of Investment Objectives: you can emphasize money market returns and liquidity, income, tax-free income, growth, or any combination.

o Diversification: you benefit from investing in one or more large portfolios of carefully selected securities.

o $500 Minimum Starting Investment for 13 of the Funds ($250 Minimum Starting Investment for AARP IRA and Keogh Plan Accounts): you may make additional investments in any amount at any time.

o No Sales Commissions: the AARP Funds are pure no-load(TM), so you pay no sales charges to purchase, transfer or redeem shares nor do you pay Rule 12b-1 fees.


o Investment Flexibility and Exchange: you may exchange among the 15 AARP Funds in the Program at any time without charge.

o Dividends: the AARP Money Funds, the AARP Income Funds, the AARP Insured Tax Free Income Fund and the AARP Diversified Income Portfolio all pay dividends monthly, the AARP Balanced Stock and Bond Fund, the AARP Growth and Income Fund and the AARP Blue Chip Index Fund are expected to pay dividends quarterly and the AARP Global Growth Fund, the AARP Capital Growth Fund, the AARP International Stock Fund, the AARP Small Company Stock Fund and the AARP Diversified Growth Portfolio pay dividends, if any, annually.


o Automatic Dividend Reinvestment: you may receive dividends by check or arrange to have them automatically reinvested.

o Readily Available Account, Price, Yield and Total Return Information: the yield for the AARP Money Funds is quoted weekly and the net asset value of each other Fund is quoted daily in the financial pages of leading newspapers. You may also dial our automated Easy-Access Line, toll-free, 1-800-631-4636 for recorded account information, share price, yield and total return information, 7 days a week.

o Convenience and Efficiency: simplified investment procedures save you time and help your money work harder for you.

o Liquidity: on any business day (subject to a 7 day waiting period for investment checks to clear), you may request redemption of your shares at the next determined net asset value, and, in the case of the AARP Money Funds, you may elect free Checkwriting and write checks for $100 or more on your account to make payments to any person or business.

o Direct Deposit Program: you may have your Social Security or other checks from the U.S. Government or any other regular income checks, such as pension, dividend, interest, and even payroll checks automatically deposited directly to your account.

o Automatic Withdrawal Plan: with a minimum qualifying balance of $10,000 in one AARP Fund, you may arrange to receive monthly, quarterly or periodic checks from your account for any designated amount of $50 or more.

o Direct Payment of Regular Fixed Bills: with a minimum qualifying balance of $10,000 in one AARP Fund, you may arrange to have your regular fixed bills that are of fixed amounts, such as rent, mortgage, or other payments of $50 or more sent directly from your account at the end of the month.

o    Personal   Service  and   Information:   professionally   trained   service
     representatives help you whenever you have questions through our toll-free number, 1-800-253-2277.

o Consolidated Statements: in addition to receiving a confirmation statement of each transaction in your account, you receive, without extra charge, a convenient monthly consolidated statement. (Retirement Plan statements are mailed quarterly.) This statement contains the market value of all your holdings and a complete listing of your transactions for the statement period.

o Shareholder Handbook: the Shareholder Handbook was created to help answer many of the questions you may have about investing in the Program.

o IRA Shareholder Handbook: The IRA Shareholder Handbook was created to help answer many of the questions you may have about investing in the no-fee AARP IRA.

o A Glossary of Investment Terms: the Glossary defines commonly used financial and investment terms.

o Newsletter: every month, shareholders receive our newsletter, Financial Focus (retirement plan shareholders receive a special edition of Financial Focus on a quarterly basis) which is designed to help keep you up to date on economic and investment developments, and any new financial services and features of the Program.

     This Statement of Additional Information supplements the Prospectus, and provides more detailed information about the Trusts and the Funds.

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

AARP Money Funds

         (See "AARP High Quality Money Fund," "AARP High Quality Tax Free Money Fund," "INVESTMENT OBJECTIVES AND POLICIES," and "OTHER INVESTMENT POLICIES AND RISK FACTORS" in the Prospectus.)

         The AARP Funds offer a choice of a taxable and a tax free money fund for small savers, big savers and people looking for a way to invest. People who earn a relatively low interest rate in an insured bank savings account, who have to make withdrawals or deposits in person or whose money isn't easily accessible may find that the AARP Money Funds can help.

         AARP High Quality Money Fund. The AARP High Quality Money Fund is a separate series of AARP Cash Investment Funds and is the only Fund currently offered by that Trust. Additional series of the Trust may be offered in the future. From investments in high quality securities, the Fund is designed to provide current income. The Fund also seeks to maintain stability and safety of principal while offering liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share. There may be circumstances under which this goal cannot be achieved. The Fund invests in securities with remaining maturities of 397 calendar days or less, except in the case of U.S. Government securities which may have maturities of up to 762 calendar days. The average dollar-weighted maturity of its investments is 90 days or less. The investment policies and restrictions of the Fund are described as follows:


         To provide safety and liquidity, the investments of the AARP High Quality Money Fund are limited to those that at the time of purchase are rated, or judged by the Fund Manager to be the equivalent of those rated, within the two highest credit ratings ("high quality instruments") by one or more rating agencies such as: Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch Investors Service ("Fitch"). In addition, the Fund Manager seeks through its own credit analysis to limit investments to high-quality instruments presenting minimal credit risks. If a security ceases to be rated or is downgraded below the second highest quality rating indicated above, the Fund will promptly dispose of the security, unless the Trustees determine that continuing  to  hold  such  security  is in the  best  interests  of  the  Fund.
Generally, the Fund will invest in securities rated in the highest quality rating by at least two of these rating agencies. Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted the Fund intends to comply with such new requirements.


         Securities eligible for investment by the Fund include "first tier securities" and "second tier securities." "First tier securities" are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest category by at least two rating services (or by one rating service, if no other rating service has issued a rating with respect to that security). Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of the Fund's investments, as a matter of non-fundamental policy the Fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. The Fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Fund may not make more than one such investment at any time. The Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, the Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

         The Fund purchases high quality short-term securities consisting of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as the International Bank for Reconstruction and Development (the World Bank); obligations of domestic banks and their foreign branches, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; obligations of savings and loan institutions; instruments whose credit has been enhanced by: banks (letters of credit), insurance companies (surety bonds), or other corporate entities (corporate guarantees); corporate obligations, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; asset-backed securities, including certificates, participations and notes; municipal securities including notes, bonds and participation interests, either taxable or tax-free, as described in more detail for the AARP High Quality Tax Free Money Fund; securities with put features; and repurchase agreements. The Fund may hold cash, which does not earn interest, to facilitate stabilizing its net asset value per share and for liquidity purposes.

         Commercial paper at the time of purchase will be rated, or judged by the Fund Manager under the supervision of the Trustees, to be the equivalent of securities rated, A-1 or higher by S&P, Prime-1 or higher by Moody's or F-1 or higher by Fitch. Investments in other corporate obligations, such as bonds or notes, will be limited to securities rated, or judged by the Fund Manager to be the equivalent of securities rated, AA or higher by S&P or Fitch or Aa or higher by Moody's. Obligations which are the subject of repurchase agreements will be limited to those of the type described above. Shares of this Fund are not insured or guaranteed by the U.S. Government.

         The Fund may invest in certificates of deposit and bankers' acceptances of large domestic banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion) and their foreign branches and of smaller banks as described below. These as well as all other investments of the Fund must be U.S. dollar denominated. The Fund will not invest in certificates of deposit or bankers' acceptances of foreign banks without additional consideration by and the approval of the Trustees of the Trust. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness.

         Investment in certificates of deposit and bankers' acceptances issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in obligations issued by domestic banks. Such investment risks include the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

         The Fund may also invest in certificates of deposit issued by banks which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's net assets (taken at current value) are invested in certificates of deposit and bankers' acceptances of banks having total assets not in excess of $1 billion.

         The Fund may enter into repurchase agreements with member banks of the Federal Reserve System whose creditworthiness has been determined by the Fund Manager to be equal to that of issuers of commercial paper rated within the two highest grades. See "Repurchase Agreements" under "Special Investment Policies of the AARP Funds."

         AARP High Quality Tax Free Money Fund. The AARP High Quality Tax Free Money Fund is a separate series of AARP Tax Free Income Trust. From investments in high quality municipal securities, the Fund is designed to provide current income free from federal income taxes. The Fund also seeks to maintain stability and safety of principal, while offering liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share. There may be circumstances under which this goal cannot be achieved. Such securities may mature no more than 397 calendar days or less from the date the purchase is expected to be settled by the Fund, with a weighted average maturity of 90 days or less.

         The Fund will invest in municipal securities which are rated at the time of purchase within the two highest quality ratings of rating agencies such as: Fitch-- AAA and AA, F1 and F2, or Moody's-- Aaa and Aa, or within Moody's short-term municipal obligations top ratings of MIG 1 and MIG 2 and P1, or S&P-- AAA/AA and SP1+/SP1, A1+ and A1--all in such proportions as management will determine. Securities must be so rated by at least two agencies or by at least one, if only one has rated the security. Generally, the Fund will invest in securities rated in the highest quality rating by at least two of these rating agencies. In some cases, short-term municipal obligations are rated using the same categories as are used for corporate obligations. In addition, unrated municipal securities will be considered as being within the foregoing quality ratings if other equal or junior municipal securities of the same issuer are rated and their ratings are within the foregoing ratings of Fitch, Moody's or S&P. The Fund may also invest in municipal securities which are unrated if, in the opinion of the Fund Manager, such securities possess creditworthiness comparable to those rated securities in which the Fund may invest. For a description of ratings, please see "Additional Information." Shares of this Fund are not insured or guaranteed by the U.S. Government.

         Subsequent to its purchase by the AARP High Quality Tax Free Money Fund, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. The Fund will dispose of any such security unless the Board of Trustees of the Fund determines that such disposal would not be in the best interests of the Fund.

         As a fundamental policy, under normal circumstances, at least 80% of the net assets of AARP High Quality Tax Free Money Fund will be invested in tax-exempt securities. Although the Fund normally intends to ensure that all income to shareholders will be exempt from federal income tax, there can be no assurance that this goal will be achieved or that income to shareholders which is federally tax exempt will be exempt from state and local taxes.

         From time to time on a temporary basis or for defensive purposes, the Fund may, subject to its investment restrictions, hold cash and invest in taxable investments consisting of: (1) other obligations issued by or on behalf of municipal or corporate issuers; (2) U.S. Treasury notes, bills and bonds; (3) obligations of agencies and instrumentalities of the U.S. Government; (4) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances; and (5) repurchase agreements (agreements under which the seller agrees at the time of sale to repurchase the security at an agreed time and price) with respect to any of the obligations which the Fund is permitted to purchase. The Fund will not invest in instruments issued by banks or savings and loan associations unless at the time of investment such issuers have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Commercial paper investments will be limited to commercial paper rated A1+ and A1 by S&P, Prime-1 by Moody's or F-1 by Fitch. The Fund may hold cash or invest temporarily in taxable investments due, for example, to market conditions or pending investment of proceeds of subscriptions for shares of the Fund or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, the Fund expects to invest such proceeds in municipal securities as soon as practicable. Interest income from temporary investments may be taxable to shareholders as ordinary income.

         Maintenance of Constant Net Asset Value Per Share. The Trustees of AARP High Quality Money Fund and AARP High Quality Tax Free Money Fund have determined that it is in the best interests of the Funds and their shareholders to maintain the net asset value of the Funds' shares at a constant $1.00 per share. In order to facilitate the maintenance of a constant $1.00 net asset value per share, the AARP High Quality Money Fund and the AARP High Quality Tax Free Money Fund operate in accordance with a rule of the Securities and Exchange Commission (the "SEC"). In accordance with that rule, the assets of the Funds consist entirely of cash, cash items, and high quality U.S. dollar-denominated investments which have minimal credit risks and which have a remaining maturity date of not more than 397 days from date of purchase (except that the AARP High Quality Money Fund may invest in U.S. Government securities having maturities of up to 762 days). The average dollar-weighted maturity of each Fund is varied according to money market conditions, but may not exceed 90 days. The maturity of a portfolio security shall be the period remaining until the date stated in the security for payment of principal or such earlier date as it is called for redemption, except that a shorter period shall be used for Variable and Floating Rate Instruments in accordance with and subject to the conditions contained in the Rule.

         The Trustees have established procedures reasonably designed to stabilize the price per share of the Funds at $1.00, as computed for the purposes of sales, repurchases and redemptions, taking into account current market conditions and each Fund's investment objectives. Such procedures, which the Trustees review annually, include specific requirements designed to assure that issuers of the Funds' securities continue to meet high standards of creditworthiness. The procedures also establish certain requirements concerning the quality and maturity of the Fund's investments. Finally, the procedures require the determination, at such intervals as the Trustees deem appropriate and reasonable, of the extent, if any, to which a Fund's net asset value calculated by using available market quotations deviates from $1.00 per share. Market quotations and market equivalents used in making such determinations may be obtained from an independent pricing service approved by the Trustees. Such determinations will be reviewed periodically by the Trustees.

         If at any time it is determined that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders of a Fund, certain corrective actions may be taken, including selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the Trustees have the authority (1) to reduce the number of outstanding shares of a Fund on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends. The Funds may hold cash for the purpose of stabilizing their net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on the shares of the Funds.

         The net income of the Funds is declared as dividends to shareholders daily and distributed monthly in shares of the Funds unless payment is requested in cash.

AARP Income Funds

         (See "AARP GNMA and U.S. Treasury Fund," "AARP High Quality Bond Fund," "AARP Bond Fund for Income," "INVESTMENT OBJECTIVES AND POLICIES," and "OTHER INVESTMENT POLICIES AND RISK FACTORS" in the Prospectus.) Each of the Funds seeks to earn a high level of income consistent with its investment policies.

         AARP GNMA and U.S. Treasury Fund. AARP GNMA and U.S. Treasury Fund is designed for investors who are seeking high current income from high quality securities and who wish to receive a degree of protection from bond market price risk. The Fund's investment objective is to produce a high level of current income and to keep the price of its shares more stable than that of a long-term bond. The Fund pursues this objective by investing principally in U.S. Government-guaranteed GNMA securities and U.S. Treasury obligations. The Fund has been designed with the conservative, safety-conscious investor in mind. Of the two funds in the AARP Income Trust, the AARP GNMA and U.S. Treasury Fund is the more conservative choice. Although past performance is no guarantee of future performance, historically, this Fund offers higher yields than such short-term investments as insured savings accounts, insured six month certificates of deposit and fixed-price money market funds.

         The Fund invests in U.S. Treasury bills, notes and bonds; other securities issued or backed by the full faith and credit of the U.S. Government, including, but not limited to, Government National Mortgage Association ("GNMA") mortgage-backed securities, Merchant Marine Bonds guaranteed by the Maritime Administration and obligations of the Export-Import Bank; financial futures contracts with respect to such securities; options on either such securities or such financial futures contracts; and bank repurchase agreements. At least 65% of the Fund's net assets will be directly invested in U.S. Treasury obligations, including GNMA's. The Fund will make long-term investments but will also attempt to dampen its price variability in comparison to that of a long-term bond by including short-term U.S. Treasury securities in its portfolio. The Fund may also utilize hedging techniques involving limited use of financial futures contracts and the purchase and writing (selling) of put and call options on such contracts. Under certain market conditions, these strategies may reduce current income. At any time the Fund may have a substantial portion of its assets in securities of a particular type or maturity. The Fund may also write covered call options on portfolio securities and purchase "when-issued" securities.

         GNMA Mortgage-Backed Securities ("GNMAs"). GNMAs are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration
(FHA) or guaranteed by the Veterans Administration (VA). A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, a Government corporation within the U.S. Department of Housing and Urban Development, the timely payment of interest and principal is guaranteed by the full faith and credit of the United States Government. This is not, however, a guarantee related to the Fund's yield or the value of your investment principal.

         As mortgage-backed securities, GNMAs differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. GNMAs are called "pass-through" securities because both interest and principal payments including prepayments are passed through to the holder of the security (in this case, the Fund).

         The payment of principal on the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances and may involve capital losses if the mortgages were purchased at a premium. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. The Fund, when such prepayments are passed through to it, may be able to reinvest them only at a lower rate of interest. The Fund Manager, in determining the attractiveness of GNMAs relative to alternative fixed-income securities, and in choosing specific GNMA issues, will have made assumptions as to the likely speed of prepayment. Actual experience may vary from this assumption resulting in a higher or lower
investment  return  than  anticipated.   When  interest  rates  rise,   mortgage
prepayment rates decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.


         Some investors may view the Fund as an alternative to a bank certificate of deposit (CD). While an investment in the Fund is not federally insured, and there is no guarantee of price stability, an investment in the Fund--unlike a CD--is not locked away for any period, may be redeemed at any time without incurring early withdrawal penalties, and may provide a higher yield.

         AARP High Quality Bond Fund. Consistent with investments primarily in high quality securities, the Fund seeks to provide a high level of income and to keep the value of its shares more stable than that of a long-term bond. By including short- and medium-term bonds in its portfolio, the Fund seeks to offer less share price volatility than long-term bonds or many long-term bond funds, although its yield may be lower. Due to the greater market price risk of its securities, the Fund may have a more variable share price than the AARP GNMA and U.S. Treasury Fund. It is also possible that the Fund may provide a higher level of income than the AARP GNMA and U.S.
Treasury Fund.


         This Fund intends under normal circumstances to have at least 65% of its total assets invested in bonds which include corporate notes and bonds including high-yield issues convertible into common stock. It may also purchase any investments eligible for the AARP GNMA and U.S. Treasury Fund as well as obligations of federal agencies that are not backed by the full faith and credit of the U.S. Government, such as obligations of Federal Home Loan Bank, Farm Credit Banks and the Federal Home Loan Mortgage Corporation. In addition, it may purchase obligations of international agencies such as the International Bank for Reconstruction and Development, the Inter-American Development Bank and the Asian Development Bank. Other eligible investments include U.S. dollar-denominated foreign debt securities (such as U.S. dollar denominated debt securities issued by the Dominion of Canada and its provinces), foreign government bonds denominated in foreign currencies, mortgage-backed and other asset-backed securities, and money market instruments such as commercial paper, bankers' acceptances and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Fund invests in a broad range of short-, intermediate-, and long-term securities. Proportions among maturities and types of securities may vary depending upon the prospects for income related to the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates, and other factors.


         Except for limitations in the Fund's investment restrictions, there is no limit as to the proportions of the Fund which may be invested in any of the eligible investments. However, it is a policy of the Fund that its non-governmental investments will be spread among a variety of companies and will not be concentrated in any industry. (See "Investment Restrictions," herein.)


         Portfolio Quality. The policies of AARP High Quality Bond Fund are designed to provide a portfolio that combines primarily high quality securities with investments that attempt to reduce its market price risk.

         The portfolio of the AARP High Quality Bond Fund is primarily high grade. In fact, according to information provided by Morningstar, Inc., the Fund has one of the highest quality standards of any general bond Fund currently available. No purchase will be made if, as a result thereof, less than 65% of the Fund's net assets would be invested in debt obligations, including money market instruments, that (a) are issued or guaranteed by the U.S. Government,
(b) are rated at the time of purchase within the two highest grades assigned by any of the nationally-recognized rating services including Moody's or S&P, or
(c) if not rated, are judged at the time of purchase by the Fund Manager, subject to the Trustees' review, to be of a quality comparable to those in the two highest ratings described in (b) above. All of the debt obligations in which the Fund invests will, at the time of purchase, be rated investment-grade or higher by Moody's (Aaa, Aa, A, and Baa) or S&P (AAA, AA, A, and BBB) or, if not rated, will be judged to be of comparable quality by the Fund Manager. The Fund may invest up to 20% of its assets in bonds rated Baa by Moody's or rated BBB by S&P. Securities rated Baa by Moody's or BBB by S&P are neither highly protected nor poorly secured. These securities normally pay higher yields and are regarded as having adequate capacity to repay principal and pay interest but involve potentially greater price variability than higher-quality securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. The Fund does not purchase securities rated below investment-grade, commonly known as "junk" bonds. (See "ADDITIONAL INFORMATION--Ratings of Corporate Bonds.")


         Variations of Maturity. In an attempt to capitalize on the differences in total return from securities of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Fund Manager's expectations of changes therein.


         Foreign Securities. The AARP High Quality Bond Fund may invest, without limit, in U.S. dollar-denominated foreign debt securities (including U.S. dollar-denominated debt securities issued by the Dominion of Canada and its provinces and other debt securities which meet the Fund's criteria applicable to its domestic investments), and in certificates of deposit issued by foreign branches of United States banks, to any extent deemed appropriate by the Fund Manager. The Fund may invest up to 20% of total assets in foreign debt securities denominated in currencies other than the U.S. dollar, but no more than 5% of the Fund's total assets will be represented by a given foreign currency.

         AARP Bond Fund for Income. The Fund seeks to provide a high level of current income consistent with investments primarily in investment-grade debt securities, and to keep the price of its shares more stable than that of a long-term bond.

         In pursuit of its investment objectives, under normal market conditions, the Fund invests at least 65% of its assets in investment-grade debt securities. Investment-grade securities are rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by S&P, or, if unrated, are of equivalent quality as determined by the Fund Manager. The Fund may invest up to 35% of its assets in securities rated Ba or B by Moody's or BB or B by S&P, but no more than 10% of the Fund's assets may be invested in securities rated B by Moody's or S&P. These two grades of securities are considered to be below investment grade. Below investment-grade securities are considered predominantly speculative with respect to their capacity to pay interest and repay principal. They generally involve a greater risk of default and have more price volatility than securities in higher rating categories.

         The Fund may invest in U.S. Treasury and Agency securities, corporate bonds and notes, mortgage-backed and other asset-backed securities, dollar-denominated debt of international agencies or investment-grade foreign institutions, and money market instruments such as commercial paper, bankers' acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Fund may invest up to 20% of total assets in foreign debt securities denominated in currencies other than the U.S. dollar, but no more than 5% of the fund's total assets will be represented by a given foreign currency. The Fund may also purchase "when-issued" securities and invest in repurchase agreements.

         For temporary defensive purposes, the Fund may invest without limit in money market and short-term instruments or invest all or a substantial portion of its assets in high quality domestic debt securities when the Fund Manager deems such a position advisable in light of economic or market conditions.

         Risks. The Fund can invest a limited portion of assets in below investment-grade securities, sometimes referred to as "junk" bonds. Investing in high yielding, lower-quality bonds involves various types of risks including the risk that issuers of bonds held in the portfolio will not make timely payment of either interest or principal or may default entirely. This risk of default can increase with changes in the financial condition of a company or with changes in the U.S. economy, such as a recession. Compared to investing in higher quality issues, high yield bond investors may be rewarded for the additional risk of high yield bonds through higher interest payments and the opportunity for greater capital appreciation.

AARP Insured Tax Free Income Fund

         (See "AARP Insured Tax Free General Bond Fund," "INVESTMENT OBJECTIVES AND POLICIES," and "OTHER INVESTMENT POLICIES AND RISK FACTORS" in the Prospectus.)

         AARP Insured Tax Free General Bond Fund. The AARP Insured Tax Free General Bond Fund is a separate series of AARP Tax Free Income Trust. From a portfolio consisting primarily of municipal securities covered by insurance, the Fund seeks to provide high income free from federal income taxes and to keep the value of its shares more stable than that of a long-term municipal bond. The Fund seeks to provide investors with the higher tax-free income that is often available from municipal securities by investing, under normal circumstances, in a high grade portfolio of bonds consisting primarily of municipal securities, with no restrictions as to maturity. Securities comprising at least 65% of the total assets held by the Fund are fully insured as to face value and interest by private insurers. While longer-term securities such as those in which the Fund may invest have in recent years had higher yields, they also experience greater price fluctuation than shorter-term securities. By including short- and medium-term bonds in its portfolio, the Fund seeks to offer less share price volatility than long-term municipal bonds or many long-term municipal bond funds, although its yield may be lower. Because the Fund may trade its securities, it is also free to attempt to take advantage of opportunities in the market to achieve higher current income. This opportunity is not available to unit investment trusts, which hold fixed portfolios of municipal securities.

         Under normal circumstances, at least 80% of the Fund's net assets are invested in tax-exempt securities. For this purpose, private activity bonds, the interest on which is treated as a preference item for purposes of calculating alternative minimum tax liability, will not be treated as tax exempt securities. The Fund does not intend to purchase any such private activity bonds. (See "TAXES" herein.)

         There can be no assurance that the objectives of the Fund will be achieved or that all income to shareholders which is exempt from federal income taxes will be exempt from state or local taxes. Shareholders may also be subject to tax on long-term and short-term capital gains (see "TAXES" herein).

         In addition, the market prices of municipal securities, like those of taxable debt securities, go up and down when interest rates change. Thus, the net asset value per share can be expected to fluctuate and shareholders may receive more or less than their purchase price for shares they redeem. In addition to investments in municipal obligations, as described below, the Fund may invest in short-term taxable U.S. Government securities and repurchase agreements backed by U.S. Government securities. The Fund also may invest in demand notes and tax-exempt commercial paper, financial futures contracts, and may invest in and write (sell) options related to such futures contracts. These investments are not insured or guaranteed or backed by the U.S. Government. Except for futures and options, which are not rated, the AARP Insured Tax Free General Bond Fund will only purchase securities rated within the top three ratings by Moody's and S&P, or the equivalent as determined by the Fund Manager, or repurchase agreements on such securities. To qualify as "within the top three ratings," a security must have such a rating due to the credit of the issuer or due to specific insurance on the security, whether acquired at issuance or by the Fund at the time of purchase. A security would not so qualify if its rating was solely the result of coverage under the Fund's portfolio insurance.

         Securities in which the Fund may invest may include: (a) a security that carries at the time of issuance, whether because of the credit of the issuer or because it is insured at issuance by an insurance company, a rating within the top three ratings; and (b) a security not rated within the top three ratings at the time of issuance but insured to maturity by the Fund at the time of purchase if, upon issuance of such insurance, the Fund Manager is able to determine that the security is now the equivalent of a security rated within the top three ratings by a nationally recognized rating agent.

         When, in the opinion of the Fund Manager, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable municipal obligations make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term investments such as U.S. Treasury notes, bills and bonds and repurchase agreements collateralized by U.S. Government securities, the interest income from which may be subject to federal income tax. Notwithstanding the foregoing, the Fund may invest more than 20% of its net assets in such taxable U.S. Treasury securities and repurchase agreements for temporary defensive purposes.

         Insurance. Insurance on at least 65% of the AARP Insured Tax Free General Bond Fund's total assets will be obtained from nationally recognized private insurers, including the following: Financial Guaranty Insurance Company ("FGIC") is owned by FGIC Corporation, which in turn is owned by General Electric Credit Corporation; AMBAC Indemnity Corporation; and Municipal Bond Investors Assurance Corporation, a wholly-owned subsidiary of MBIA Incorporated, the principal shareholders of which are: The Aetna Life & Casualty Company, Fireman's Fund Insurance Company, subsidiaries of the CIGNA Corporation and affiliates of the Continental Insurance Company.

         The Fund currently has portfolio insurance provided by FGIC pursuant to which it may insure securities mutually agreed to between the Fund and FGIC so long as the security remains in the Fund's portfolio. Pursuant to an irrevocable commitment, FGIC also provides the Fund with the option to obtain insurance for any security covered by the FGIC portfolio insurance, which insurance can continue if the security were to be sold by the Fund. The Fund may procure portfolio insurance from other insurers.

         At least 65% of the Fund's assets are fully insured by private insurers as to payment of face value and interest to the Fund, when due. If uninsured securities or securities not directly or indirectly backed or guaranteed by the U.S. Government are purchased and expected to be held for 60 days or more, insurance will be obtained within 30 days to ensure that 65% of the Fund's assets are insured by the issuer or arranged for by the Fund. If at least 65% of its assets are not insured securities, the Fund will obtain insurance for a portion of its U.S. Government guaranteed or backed securities so that the 65% standard is achieved.

         The Fund requires that insurance with respect to its securities provide for the unconditional payment of scheduled principal and interest when due. In the event of a default by the issuer, the insurer will, within 30 days of notice of such default, provide to its agent or Trustee funds needed to make any such payments. Such agent or Trustee will bear the responsibility of seeing that such funds are used to make such payments to the appropriate parties. Such insurance will not guarantee the market value of a security. Insurance on the Fund's securities will in some cases continue in the event the securities are sold by the Fund, while in other cases it may not.

         To the extent the Fund's insured municipal securities do not equal 65% of its total assets, the Fund will obtain insurance on such amount of its U.S. Government guaranteed or backed securities as is necessary to have 65% of the Fund's total assets insured at all times. This type of insurance will terminate when the security is sold and will involve an added cost to the Fund while not increasing the quality rating of the security.

         Insurance on individual securities, whether obtained by the issuer or the Fund, is non-cancelable and runs for the life of the security. Securities covered under the Fund's portfolio insurance are insured only so long as they are held by the Fund, though the Fund has the option to procure individual secondary market insurance which would continue to cover any such security after its sale by the Fund. Such guaranteed renewable insurance continues so long as premiums are paid by the Fund and, in the judgment of the Fund Manager, coverage should be continued. Non-payment of premiums on the portfolio insurance will, under certain circumstances result in the cancellation of such insurance and will also permit FGIC to take action against the Fund to recover premiums due it. In the case of securities which are individually insured, default by the issuer is not expected to affect the market value of the security relative to other insured securities of the same maturity value and coupon and covered by the same insurer. In the case of a security covered by the Fund's portfolio insurance, the market value of such a security in the event of such default might be less unless the Fund elected to purchase secondary market insurance for it. It is the intention of the Fund Manager either to procure individual secondary market insurance for, or retain in the Fund's portfolio, securities which are insured by the Fund under portfolio insurance and which are in default or significant risk of default in the payment of principal or interest. Any such securities retained by the Fund would be held until the default has been cured or the principal and interest have been paid by the issuer or the insurer.

         Premiums for individual insurance may be payable in advance or may be paid periodically over the term of the security by the party then owning the security, and the costs will be reflected in the price of the security. The cost of insurance for longer-term securities, expressed in terms of income on the security, is likely to reduce such income by from 10 to 60 basis points. Thus, a security yielding 10% might have a net insured yield of 9.9% to 9.4%. The impact of the cost of the Fund's portfolio insurance on the Fund's net yield is somewhat less. The cost of insurance for shorter-term securities, which are generally lower-yielding, is expected to be less. It should be noted that insurance raises the rating of a municipal security. Lower rated securities generally pay a higher rate of interest than higher rated securities. Thus, while there is no assurance that this will always be the case, the Fund may purchase lower rated securities which, when insured, will bear a higher rating, and may pay a higher net rate of interest than other equivalently rated securities which are not insured.

         Insurers have certain eligibility standards as to municipal securities they will insure. Such standards may be more or less strict than standards which would be applied for purchase of a security for the Fund. To the extent the insurers apply stricter standards, the Fund will be restricted by such standards in the purchase and retention of municipal securities.

         The Internal Revenue Service has issued revenue rulings indicating that
(a) the fact that municipal obligations are insured will not affect their tax-exempt status and (b) insurance proceeds representing maturing interest on defaulted municipal obligations paid to certain municipal bond funds will be excludable from federal gross income under Section 103(a) of the Internal
Revenue Code. While operation of the Fund and the terms of the insurance policies on the Fund's securities may differ somewhat from those addressed by the revenue rulings, the Fund does not anticipate that any differences will be material or change the result with respect to the Fund.

         Insurers of the Fund's municipal securities are subject to regulation by the department of insurance in each state in which they are qualified to do business. Such regulation, however, is no guarantee that an insurer will be able to perform on its contract of insurance in the event a claim should be made thereunder at some time in the future. The Fund Manager reviews the financial condition of each insurer of their securities at least annually, and in the event of any material development, with respect to its continuing ability to meet its commitments to any contract of bond or portfolio insurance.

         Management Strategies. In pursuit of its investment objectives the Fund purchases securities that it believes are attractive and competitive values in terms of quality, and relationship of current price to market value. However, recognizing the dynamics of municipal bond prices in response to changes in general economic conditions, fiscal and monetary policies, interest levels and market forces such as supply and demand for various bond issues, the Fund Manager manages the Fund continuously, attempting to achieve a high level of tax-free income.
The primary strategies employed in the management of the Fund are:

         Variations of Maturity. In an attempt to capitalize on the differences in total return from municipal securities of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Fund Manager's expectations of changes therein.

         Emphasis on Relative Valuation. The interest rate (and hence price) relationships between different categories of municipal securities of the same or generally similar maturity tend to change constantly in reaction to broad swings in interest rates and factors affecting relative supply and demand. These temporary disparities in normal yield relationships may afford opportunities to invest in more attractive market sectors or specific issues by trading securities currently held by the Fund.

         Market Trading Opportunities. In addition to the above, the Fund may engage in short-term trading (selling securities held for brief periods of time, usually less than 3 months) if the Fund believes that such transactions, net of costs, would further the attainment of that Fund's objectives. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to Fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that the Funds will be able to take advantage of them. The Fund will limit its voluntary short-term trading to the extent necessary to qualify as a "regulated investment company" under the Internal Revenue Code.

         Special Considerations: Income Level and Credit Risk. To the extent that AARP Insured Tax Free General Bond Fund holds insured municipal obligations, the income earned on its shares will tend to be less than for an uninsured portfolio of the same securities. The fund will amortize as income, over the life of the respective security issues, any original issue discount on debt obligations (even where these are acquired in the after-market), and market discount on short-term U.S. Government securities. The Fund will elect to amortize the premium paid on acquisition of any premium coupon obligations. Since such discounts and premiums will be recognized in the Fund's accounts over the life of the respective security issues and included in the regular monthly income distributions to shareholders, they will not give rise to taxable capital gains or losses. However, a capital gain may be realized upon the sale or maturity and payment of certain obligations purchased at a market discount.

AARP Growth Funds


         (See "AARP Balanced Stock and Bond Fund," "AARP Growth and Income Fund," "AARP Blue Chip Index Fund," "AARP Global Growth Fund," "AARP Capital Growth Fund," "AARP International Stock Fund," "AARP Small Company Stock Fund," "INVESTMENT OBJECTIVES AND POLICIES," and "OTHER INVESTMENT POLICIES AND RISK FACTORS" in the Prospectus.)


         AARP Balanced Stock and Bond Fund. The AARP Balanced Stock and Bond Fund's investment objective is to seek to provide long-term growth of capital and income while attempting to keep the value of its shares more stable than other balanced mutual funds. The Fund pursues these objectives by investing in a combination of stocks, bonds, and cash reserves.

         The Fund is intended to provide--through a single investment--access to a wide variety of income-oriented stocks and investment-grade bond investments. Common stocks and other equity investments provide long-term growth potential to help offset the effect of inflation on an investor's purchasing power. Bonds and other fixed-income investments provide current income and may, over time, help reduce fluctuations in the Fund's share price.

         In seeking a balance of growth and income, as well as long-term preservation of capital, the Fund invests in a diversified portfolio of equity and fixed-income securities. At least 30% of the Fund's assets will be in fixed-income securities, with the remainder of its net assets in common stocks and securities convertible into common stocks. For temporary defensive purposes, the Fund may invest without limit in cash and in other money market and short-term instruments when the Fund Manager deems such a position advisable in light of economic or market conditions.

         The Fund will, on occasion, adjust its mix of investments among equity securities, bonds, and cash reserves. In reallocating investments, the Fund Manager weighs the relative values of different asset classes and expectations for future returns. In doing so, the Fund Manager analyzes, on a global basis, the level and direction of interest rates, capital flows, inflation expectations, anticipated growth of corporate profits, monetary and fiscal policies around the world, and other related factors.

         The Fund does not take extreme investment positions as part of an effort to "time the market." Shifts between stocks and fixed-income investments are expected to occur in generally small increments within the guidelines adopted in the prospectus and this Statement of Additional Information. The Fund is designed as a conservative long-term investment.

         While the Fund emphasizes U.S. equity and debt securities, it may invest without limit in foreign securities, including depositary receipts. The Fund's foreign holdings will meet the criteria applicable to its domestic investments. Foreign securities are intended to increase diversification, thus reducing risk, while providing the opportunity for higher returns.

         In addition, the Fund may invest in securities on a when-issued or forward delivery basis and may write (sell) covered call options on the equity securities it holds to enhance investment return and may purchase and sell options on stock indices for hedging purposes. Subject to applicable regulatory guidelines and solely to protect against adverse effects of changes in interest rates, the Fund may make limited use of financial futures contracts.

         Equity investments. The Fund can invest up to 70% of its net assets in equity securities. The Fund's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks, of companies that, in the Fund Manager's judgment, will offer the opportunity for capital growth and growth of earnings while providing dividends. The Fund pursues these objectives by investing primarily in common stocks and securities convertible into common stocks. Over time, a stock which produces continued earnings growth tends to produce higher dividends and stock values.

         The Fund invests in a variety of industries and  companies.  Changes in
the  Fund's   portfolio   securities   are  made  on  the  basis  of  investment
considerations and not for trading purposes.

         Fixed-income investments. To enhance income and stability, the Fund will have at least 30% of its net assets invested in fixed-income securities. The Fund can invest in a broad range of corporate bonds and notes, convertible bonds, and preferred and convertible preferred securities. It may also purchase U.S. Government securities and obligations of federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. Government, such as obligations of the Federal Home Loan Banks, Farm Credit Banks, and the Federal Home Loan Mortgage Corporation. The Fund may also invest in obligations of international agencies, foreign debt securities (both U.S. and non-U.S. dollar denominated), mortgage-backed and other asset-backed securities, municipal obligations, zero coupon securities, and restricted securities issued in private placements.

         For liquidity and defensive purposes, the Fund may invest in money market securities such as commercial paper, bankers' acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Fund may also enter into repurchase agreements with respect to U.S. Government securities.

         All of the Fund's debt securities will be investment grade, that is, rated Baa or above by Moody's or BBB by S&P. Moreover, at least 75% of these securities will be high grade, that is, rated within the three highest quality ratings of Moody's (Aaa, Aa and A) or S&P (AAA, AA and A), or, if unrated, judged to be of equivalent quality as determined by the Fund Manager at the time of purchase. Securities must also meet credit standards applied by the Fund Manager. Moreover, the Fund does not purchase debt securities rated below Baa by Moody's or BBB by S&P. Should the rating of a portfolio security be downgraded the Fund Manager will determine whether it is in the best interest of the Fund to retain or dispose of the security.

         AARP Growth and Income Fund. From investments primarily in common stocks and securities convertible into common stocks, the Fund seeks to provide long-term capital growth and income, and to keep the value of its shares more stable than other growth and income mutual funds.

         The Fund invests primarily in common stocks and securities convertible into common stocks. It also may invest in rights to purchase common stocks of companies offering the prospect for capital growth and growth of earnings while paying current dividends. The Fund may also invest in preferred stocks consistent with the Fund's objective. Over time, continued growth of earnings tends to produce higher dividends and to enhance capital value. In addition, since 1945, the overall performance of common stocks has exceeded the rate of inflation. For temporary defensive purposes, the Fund may also purchase high-quality money market securities (such as U.S. Treasury bills, commercial paper, certificates of deposit and bankers' acceptances) and repurchase agreements when the Fund Manager deems such a position advisable in light of economic or market conditions.


         AARP Blue Chip Index Fund. Taking an indexing approach to investing in common stocks, the Fund seeks to provide long-term capital growth and income, and to keep the value of its shares more stable than a S&P 500 Index fund. The Fund seeks these dual objectives by emphasizing higher dividend stocks while maintaining investment characteristics otherwise similar to the S&P 500 Index.

         The Fund attempts to remain fully invested in common stocks of S&P 500 companies. Under normal circumstances, the Fund will invest at least 95% of its assets in common stocks, futures contracts and options, primarily on the S&P 500 Index. The Fund, using a proprietary model, selects common stocks of S&P 500 companies that are expected to, on average, pay higher dividends than S&P 500 companies in the aggregate. After the Fund's start-up phase, the portfolio will typically consist of the common stocks of between 400 to 470 of the S&P 500 companies. The investment approach is "passive" in that after the dividend screening described above, there is no additional financial analysis regarding the securities held in the Fund. Under normal circumstances, the Fund may invest up to 5% of its assets in certain short-term fixed income securities including high quality money market securities such as U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks and bankers' acceptances, although cash or cash equivalents are normally expected to represent less than 1% of the Fund's assets. The Fund may invest up to 20% of its assets in stock futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs. The Fund will not invest in cash reserves, futures contracts or options as part of a temporary defensive strategy, such as lowering the Fund's investment in common stocks to protect against potential stock market declines.

         The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

         AARP Global Growth Fund. From investments primarily in equity securities of corporations worldwide, the Fund seeks to offer long-term capital growth in a globally diversified portfolio, and to keep the value of its shares more stable than other global equity funds. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It may also invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

         The management of the Fund believes that there is substantial opportunity for long-term capital growth from a professionally managed portfolio of securities selected from the U.S. and foreign equity markets. Global investing takes advantage of the investment opportunities created by the growing integration of economies around the world. The world has become highly integrated in economic, industrial and financial terms. Companies increasingly operate globally as they purchase raw materials, produce and sell their products, and raise capital. As a result, international trends such as movements in currency and trading relationships are becoming more important to many industries than purely domestic influences. To understand a company's business, it is frequently more important to understand how it is linked to the world economy than whether or not it is, for example, a U.S., French or Swiss company. Just as a company takes a global perspective in deciding where to operate, so too may an investor benefit from looking globally in deciding which industries are growing, which producers are efficient and which companies' shares are undervalued. The Fund affords the investor access to opportunities wherever they arise, without being constrained by the location of a company's headquarters or the trading market for its shares.

         The Fund invests in companies that the Fund Manager believes will benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency, or economic relationships. The Fund will normally invest at least 65% of its total assets in securities of at least three different countries. Typically, it is expected that the Fund will invest in a wide variety of regions and countries, including both foreign and U.S. issues. The Fund may be invested 100% in non-U.S. issues, and for temporary defensive purposes may be invested 100% in U.S. issues, although under normal circumstances it is expected that both foreign and U.S. investments will be represented in the Fund's portfolio. It is expected that investments will include companies of varying size as measured by assets, sales, or capitalization.

         The Fund may invest in high-quality money market instruments (including U.S. Treasury bills, commercial paper, certificates of deposit, and bankers' acceptances), repurchase agreements and other debt securities for temporary defensive purposes when the Fund Manager deems such a position advisable in light of economic or market conditions.

         AARP Capital Growth Fund. From investments primarily in common stocks and securities convertible into common stocks, the Fund seeks to provide long-term capital growth, and to keep the value of its shares more stable than other capital growth mutual funds. Through a broadly diversified portfolio consisting primarily of high quality, medium- to large-sized companies with strong competitive positions in their industries the Fund seeks to offer less share price volatility than many growth funds. It may also invest in rights to purchase common stocks, the growth prospects of which are greater than most stocks but which may also have above-average market risk. The Fund may also invest in preferred stocks consistent with the Fund's objective. The securities in which the Fund may invest are described under "AARP Capital Growth Fund" in the Prospectus.

         Investments in common stocks have a wide range of characteristics, and management of the Fund believes that opportunity for long-term growth of capital may be found in all sectors of the market for publicly-traded equity securities. Thus, the search for equity investments for the Fund may encompass any sector of the market and companies of all sizes. In addition, since 1945, the overall performance of common stocks has exceeded the rate of inflation. It is a fundamental policy of the Fund, which may not be changed without approval of a majority of the Fund's outstanding shares (see "Investment Restrictions", herein, for majority voting requirements), that the Fund will not concentrate its investments in any particular industry. However, the Fund reserves the right to invest up to 25% of its total assets (taken at market value) in any one industry.

         The Fund may invest in high-quality money market instruments (including U.S. Treasury bills, commercial paper, certificates of deposit, and bankers' acceptances), repurchase agreements and other debt securities for temporary defensive purposes when the Fund Manager deems such a position advisable in light of economic or market conditions.

         AARP International Stock Fund. The Fund seeks to offer long-term capital growth from a diversified portfolio of foreign equity securities, and to keep the value of its shares more stable than other international equity funds.

         The Fund generally invests in equity securities of established dividend-paying companies listed on foreign exchanges within developed foreign markets. The Fund does not invest in emerging markets, but instead focuses its investments on the 21 developed foreign countries included in the Morgan Stanley Capital International World ex USA Index. The Fund will normally invest at least 65% of its total assets in securities of at least three different countries.

         When the Fund Manager believes that it is appropriate, the Fund may invest up to 20% of its total assets in investment-grade foreign debt securities. Such debt securities include debt securities of foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit (ECU). Debt investments will be selected on yield, credit quality, and the outlooks for currency and interest rates trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged by the Fund Manager to be of equivalent quality. Securities rated Baa by Moody's or BBB by S&P are neither highly protected nor poorly secured. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.

         For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as Canadian or U.S. government obligations or currencies, corporate debt instruments, and securities of companies incorporated in and having their principal activities in Canada or the U.S. when the Fund Manager deems such a position advisable in light of economic or market conditions.

         The Fund may make limited use of financial futures contracts and related options and may also invest in foreign currency exchange contracts. The Fund may write (sell) covered call options to enhance investment return, and may purchase and sell options on stock indices for hedging purposes.

         AARP Small Company Stock Fund. From investments primarily in the stocks of small U.S. companies, the Fund seeks to provide long-term capital growth, and to keep the value of its shares more stable than other small company stock funds.

         In pursuing its objective of long-term growth of principal, the Fund normally invests, at least 80% of its assets in the common stocks of small U.S. companies with market capitalization below $750 million. Using a quantitative investment approach developed by the Fund Manager, the Fund focuses on securities of companies that are similar in size to those in the Russell 2000(R) Index of small stocks that have dividend yields higher than the average of those in the Index and that the Fund Manager believes are undervalued relative to the stocks in that Index. The Fund will sell securities of companies that have grown in market capitalization above the maximum of this level as necessary to keep the Fund focused on small companies.

         The Fund takes a diversified approach to investing in small capitalization stocks which overall have dividend yields above the average yield of the Russell 2000(R) Index. It will not be unusual for the Fund to hold stocks of more than one hundred small companies, representing a variety of U.S. industries.

         While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or nonconvertible), rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may make use of financial futures contracts and related options. The Fund may purchase and sell options or futures on stock indices for hedging purposes as a temporary investment to accommodate cash flows.

         For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as U.S. government obligations and corporate debt instruments when the Fund Manager deems such a position advisable in light of economic or market conditions.

AARP Managed Investment Portfolios

         AARP Diversified Income Portfolio. AARP Diversified Income Portfolio seeks to provide current income with modest long-term appreciation potential by investing primarily in underlying AARP bond mutual funds.

         AARP Diversified Growth Portfolio. The Portfolio seeks long-term growth of capital by investing primarily in underlying AARP stock mutual funds.

         Each Portfolio may invest in any of the AARP Mutual Funds, except for those designed to provide tax-free income.

         Under normal market conditions, each of the AARP Investment Portfolios will invest within the investment ranges as described below:

          The Diversified Income Portfolio will normally invest 60-80% of total assets in bond oriented AARP Mutual Funds; and 20-40% of total assets in AARP stock mutual funds; and 0-20% of total assets in cash or equivalents.

          The Diversified Growth Portfolio will normally invest 60-80% of total assets in stock oriented AARP Mutual Funds; and 20-40% of total assets in AARP bond mutual funds and/or cash equivalents.

         If, as a result of appreciation or depreciation, the percentage of each Portfolio's assets invested in the above categories exceeds or is less than the applicable range, the Fund Manager will consider, in its discretion, whether to reallocate the assets of each Portfolio to comply with the stated ranges.

         Each Portfolio will purchase or sell shares of underlying AARP mutual funds to: (a) accommodate purchases and sales of each Portfolio's shares, (b) change the percentages of each Portfolio's assets invested in each of the underlying AARP mutual funds in response to changing market conditions, and (c) maintain or modify the allocation of each Portfolio's assets in accordance with the investment mix described above. To provide for redemptions or for temporary defensive purposes, each Portfolio may invest without limit in cash or cash equivalents, including repurchase agreements, commercial paper, bankers' acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks.

         For information about the investment objectives of each of the underlying AARP mutual funds, please refer to the description of each underlying AARP mutual fund contained in the sections preceding this section.


Special Investment Policies of the AARP Funds

         (See "OTHER INVESTMENT POLICIES AND RISK FACTORS" in the Prospectus.)

         U.S. Government Securities. U.S. Treasury securities, backed by the full faith and credit of the U.S. Government, include a variety of securities which differ in their interest rates, maturities and times of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

         U.S. Government agencies and instrumentalities which issue or guarantee securities include, for example, the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Small Business Administration and the Federal Farm Credit Bank. Obligations of some of these agencies and instrumentalities, such as the Export-Import Bank, are supported by the full faith and credit of the United States; others, such as the securities of the Federal Home Loan Bank, by the ability of the issuer to borrow from the Treasury; while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to the latter group of U.S. Government instrumentalities, as it is not obligated to do so.

         Interest rates on U.S. Government obligations which the AARP Funds may purchase may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments tend to reduce fluctuations in the market value of the securities.

         Municipal Obligations. Municipal obligations held by AARP High Quality Tax Free Money Fund and AARP Insured Tax Free General Bond Fund are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes.

         Tax Anticipation Notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenue. Tax Anticipation Notes and Revenue Anticipation Notes are generally issued in anticipation of various seasonal revenue such as income, sales, use and business taxes. Bond Anticipation Notes are sold to provide interim financing and Construction Loan Notes are sold to provide construction financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. After the projects are successfully completed and accepted, many projects receive permanent financing through the FHA under "Fannie Mae" (the Federal National Mortgage Association) or GNMA. There are, of course, a number of other types of notes issued for different purposes and secured differently than those described above.

         Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "general obligation" bonds and "revenue" bonds.

         Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

         The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully-insured, rent-subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt reserve fund. Lease rental bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

         Some issues of municipal bonds are payable from United States Treasury bonds and notes held in escrow by a Trustee, frequently a commercial bank. The interest and principal on these U.S. Government securities are sufficient to pay all interest and principal requirements of the municipal securities when due. Some escrowed Treasury securities are used to retire municipal bonds at their earliest call date, while others are used to retire municipal bonds at their maturity.

         Private activity bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by an industrial or other non-governmental user.

         Securities purchased for either Fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations which have a specified maturity date but also are payable before maturity after notice by the holder ("demand obligations"). Demand obligations are considered for the AARP Funds' purposes to mature at the demand date.

         There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e., notes and bonds) discussed above.

         An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as the AARP Funds. Thus, such an issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933 prior to offer and sale unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal obligations which have not been publicly offered initially. Obligations purchased for a Fund are subject to the limitations on holdings of securities which are not readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its recorded value. The AARP Funds believe that the quality standards applicable to their investments enhance marketability. In addition, stand-by commitments, participation interests and demand obligations also enhance marketability.

         For the purpose of the AARP Funds' investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Fund Manager on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such obligations.

         Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a Trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts.

         Each AARP Tax Free Fund may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the AARP Funds' investment adviser has determined meets the prescribed quality standards of the Fund. Thus either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular Fund. Each Fund has the right to sell the participation back to the bank after seven days' notice for the full principal amount of the Fund's interest in the municipal obligation plus accrued interest, but only (1) as required to provide liquidity to the Fund, (2) to maintain a high quality investment portfolio or
(3) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from the Fund in connection with the arrangement. Neither Fund will purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service satisfactory to the Trustees that interest earned by that Fund on municipal obligations on which it holds participation interests is exempt from Federal income tax.

         A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a Fund's original investment.

         Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a Fund may be determined by the Fund Manager to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Fund Manager will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Fund Manager will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund.

         A Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a Fund with the right to demand payment, on not more than seven days' notice, of all or any part of such Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. Each Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Fund Manager, the interest from such participations is exempt from regular federal income tax and state income tax for each state specific fund.

         Stand-by Commitments. Pursuant to an exemptive order from the SEC, each AARP Tax Free Fund may acquire "stand-by commitments," which will enable the Fund to improve its portfolio liquidity by making available same-day settlements on sales of its securities. A stand-by commitment is a right acquired by a Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specified price. Stand-by commitments are also known as "puts." Each Fund's investment policies permit the acquisition of stand-by commitments solely to facilitate portfolio liquidity and not to protect against changes in the market price of the Fund's portfolio securities. The exercise by a Fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

         Stand-by commitments acquired by a Fund will have the following features: (1) they will be in writing and will be physically held by the Fund's custodian; (2) a Fund's right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Fund Manager's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Fund's acquisition cost (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

         Each Fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by a Fund in either manner for outstanding stand-by commitments will not exceed 1/2 of 1% of the value of its total assets calculated immediately after any stand-by commitment is acquired.

         It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Trustees will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

         There is no assurance that stand-by commitments will be available to a Fund nor does either Fund assume that such commitments would continue to be available under all market conditions.

         Third Party Puts. The AARP Tax Free Funds may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals (not exceeding 397 calendar days in the case of AARP High Quality Tax Free Money Fund) to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or Trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and the weighted average maturity of the Fund's portfolio would be adversely affected.

         These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments discussed above. As with any Stand-By Commitments acquired by the Funds, each Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Fund Manager intends to manage the Funds' portfolios in a manner designed to minimize any adverse impact from these investments.

         Repurchase Agreements. Each of the AARP Funds may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker-dealers which are recognized as a reporting government securities dealer, whose creditworthiness has been determined by the Fund Manager to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by any of the nationally-recognized rating services including Moody's and S&P, two of the most widely recognized rating services for the types of securities in which a Fund invests. A repurchase agreement, which provides a means for a Fund to earn income on monies for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund at the time of repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. For purposes of the Investment Company Act of 1940, as amended, ("1940 Act") a repurchase agreement is deemed to be a loan to the seller of the Obligation and is therefore covered by each Fund's investment restriction applicable to loans. Each repurchase agreement entered into by a Fund requires that if the market value of the Obligation becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation, on a daily basis to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. In the event that a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional securities, and the seller defaults on its obligation to repurchase, the Fund bears the risk of any drop in market value of the Obligation(s). In the event that bankruptcy or insolvency proceedings were commenced with respect to a bank or broker-dealer before its repurchase of the Obligation, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. In the case of repurchase agreements, it is not clear whether a court would consider a repurchase agreement as being owned by the particular Fund or as being collateral for a loan by the Fund. If a court were to characterize the transaction as a loan and the Fund had not perfected a security interest in the Obligation, the Fund could be required to return the Obligation to the bank's estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in that transaction. The Fund Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligations.

         Securities subject to a repurchase agreement are held in a segregated account, and the amount of such securities is adjusted so as to provide a market value at least equal to the repurchase price on a daily basis.


         Each of the AARP Income Funds has adopted a policy, which may be changed without the vote of the shareholders of those funds, not to invest more than 50% of its total assets in repurchase agreements. In addition, none of the AARP Funds may invest more than 10% of its net assets in repurchase agreements maturing in more than seven days. (See "Investment Restrictions", herein, regarding requirements for a majority vote.)

Mortgage-Backed Securities and Mortgage Pass-Through Securities. The AARP High Quality Bond Fund, the AARP Bond Fund for Income, and the AARP Balanced Stock and Bond Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. The AARP GNMA and U.S. Treasury Fund invests in mortgage-backed securities guaranteed primarily by the Government National Mortgage Association. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The AARP High Quality Bond Fund, the AARP Bond Fund for Income, and the AARP
Balanced Stock and Bond Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.


         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.


         When interest rates rise, mortgage prepayment rates decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.


         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Fund Manager determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.


Collateralized Mortgage Obligations ("CMO"s). The AARP High Quality Bond Fund, the AARP Bond Fund for Income, and the AARP Balanced Stock and Bond Fund may invest in CMOs which are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.


         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.


Other Asset-Backed Securities. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with the AARP High Quality Bond Fund's, the AARP Bond Fund for Income's, and the AARP Balanced Stock and Bond Fund's investment objectives and policies, the Funds may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         The Funds may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 (the "1933 Act") may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

         Zero Coupon Securities. The AARP Balanced Stock and Bond Fund and the AARP Global Growth Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the SEC no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the Investment Company Act of 1940; therefore, the Fund intends to adhere to this staff position and will not treat such privately stripped obligations to be U.S. Government securities for the purpose of determining if the Fund is "diversified" under the 1940 Act.

         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES" herein).


         High Yield/High Risk Securities. AARP Bond Fund for Income may invest a limited amount of assets in debt securities which are rated below investment-grade (hereinafter referred to as "lower rated securities") or which are unrated, but deemed equivalent to those rated below investment-grade by the Fund Manager. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. The yields on high yield/high risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment-grade debt, lower-rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading and with relatively few participants. These factors can also limit the Fund's ability to obtain accurate market quotations for these securities, making it more difficult to determine the Fund's NAV.

         In cases where market quotations are not available, lower rated securities are valued using guidelines established by the Fund's Board of Trustees. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.


         Loans of Portfolio Securities. Each Fund may lend its portfolio securities provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. In determining whether to lend securities, the Fund's investment adviser considers all relevant factors and circumstances including the creditworthiness of the borrower. The AARP Funds have no current intention of lending their portfolio securities.

         Securities Purchased on a "Forward Delivery" or "When-Issued" Basis. Debt securities, including municipal obligations when originally issued, are frequently offered on a "forward delivery" or "when-issued" basis and may be purchased on this basis by the AARP Money, Income and Tax Free Funds, and the AARP Balanced Stock and Bond Fund. When so offered, the price, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase of U.S. Government obligations. During the period between purchase and settlement, no payment is made on behalf of the Fund and no interest accrues to the Fund. To the extent that assets of the Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is the intention of each Fund to be fully invested to the extent practicable, subject to the policies stated above. While securities purchased on a forward delivery or when-issued basis may be sold prior to the settlement date, each of the above Funds intends to purchase such securities with the purpose of actually acquiring them for its portfolio unless a sale appears desirable for investment reasons. At the time the commitment to purchase a debt security on a forward delivery or when-issued basis is made, the transaction will be recorded and the value of the security will be reflected in determining its net asset value. The market value of the when-issued or forward delivery securities may be more or less than the purchase price payable at settlement date. The Funds do not believe that their net asset value or income will be adversely affected by their purchase of debt securities on a when-issued or forward delivery basis. Each Fund will establish with its custodian a segregated account in which it will maintain cash, U.S. Government securities and other high-quality debt obligations equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.


         Futures Contracts. The AARP Income Funds, the AARP Insured Tax Free General Bond Fund, the AARP Balanced Stock and Bond Fund, the AARP Global Growth Fund, the AARP International Stock Fund, the AARP Blue Chip Index Fund and the AARP Small Company Stock Fund may each enter into financial futures contracts. Such contracts may be either based on indices of particular groups or varieties of securities ("Index Futures Contracts") or be for the purchase or sale of debt obligations ("Debt Futures Contracts"). Such futures contracts are traded on exchanges licensed and regulated by the Commodity Futures Trading Commission. Each Fund enters into futures contracts to gain a degree of protection against anticipated changes in interest rates that would otherwise have an adverse effect upon the economic interests of the Fund. However, the costs of and possible losses from futures transactions reduce the Funds' yield from interest on its holdings of debt securities. Income from futures transactions constitutes taxable gain.


         For each Fund, the custodian places cash, U.S. government securities and other high grade debt obligations into a segregated account in an amount equal to the value of the total assets committed to the consummation of futures positions. If the value of the securities placed in the segregated account declines, additional cash or securities are required to be placed in the account on a daily basis so that the value of the account equals the amount of a Fund's commitments with respect to such contracts. Alternatively, a Fund may cover such positions by purchasing offsetting positions, or covering such positions partly with cash, U.S. government securities and other high grade debt obligations, and partly with offsetting positions.

         An Index Futures Contract is a contract to buy or sell units of a particular index of securities at a specified future date at a price agreed upon when the contract is made. Index Futures Contracts typically specify that no delivery of the actual securities making up the index takes place. Instead, upon termination of the contract, final settlement is made in cash based on the difference between the contract price and the actual price on the termination date of the units of the index.

         A Debt Futures Contract is a binding contractual commitment which, if held to maturity, requires a Fund to make or accept delivery, during a particular month, of obligations having a standardized face value and rate of return. By purchasing a Debt Futures Contract, a Fund legally obligates itself to accept delivery of the underlying security and to pay the agreed price; by selling a Debt Futures Contract it legally obligates itself to make delivery of the security against payment of the agreed price. However, positions taken in the futures markets are not normally held to maturity. Instead they are liquidated through offsetting transactions which may result in a profit or loss. While Debt Futures Contract positions taken by a Fund are usually liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous.

         A clearing corporation, associated with the exchange on which futures contracts are traded, assumes responsibility for close-outs of such contracts and guarantees that the sale or purchase, if still open, is performed on the settlement date.

         By entering into futures contracts, a Fund seeks to establish more certainly than would otherwise be possible the effective rate of return on its portfolio securities. A Fund may, for example, take a "short" position in the futures markets by selling a Debt Futures Contract for the future delivery of securities held by the Fund in order to hedge against an anticipated rise in interest rates that would adversely affect the value of such securities. Or it might sell an Index Futures Contract based on a group of securities whose price trends show a significant correlation with those of securities held by the Fund. When hedging of this character is successful, any depreciation in the value of portfolio securities is substantially offset by appreciation in the value of the futures position. On other occasions a Fund may take a "long" position by purchasing futures contracts. This is done when the Fund is not fully invested or expects to receive substantial proceeds from the sale of portfolio securities or of Fund shares, and anticipates the future purchase of particular securities but expects the rate of return then available in the securities markets to be less favorable than rates that are currently available in the futures markets. The Funds expect that, in the normal course, securities will be purchased upon termination of the long futures position, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

         Debt Futures Contracts, however, currently involve only taxable obligations and do not encompass municipal securities. The value of Debt Futures Contracts on taxable securities, as well as Index Futures Contracts, may not vary in direct proportion with the value of a Fund's securities, limiting the ability of the Fund to hedge effectively against interest rate risk.

         Presently the only available index futures contract in which the AARP Insured Tax Free General Bond Fund might invest is the Bond Buyer Municipal Bond Index. The Fund might sell a contract based on this index in anticipation of an increase in interest rates, to attempt to offset the decrease in market value of its portfolio securities which could result. Or the Fund might purchase such a contract in the anticipation of a significant decrease in interest rates to offset the increased cost of securities it hopes to purchase in the future. No index futures contracts have yet been developed which are suitable for investment by the Funds in the AARP Income Trust.

         The investment restriction concerning futures contracts does not specify the types of index-based futures contracts into which the Funds may enter because it is impossible to foresee what particular indices may be developed and traded or may prove useful to the Funds in implementing their overall risk management strategies. For example, price trends for a particular index-based futures contract may show a significant correlation with price trends in the securities held by the Funds, or either of them, even though the securities comprising the index are not necessarily identical to those held by such Fund or Funds. In any event, the Funds would not enter into a particular index-based futures contract unless the Adviser determined that such a correlation existed.

         Index Futures Contracts and Debt Futures Contracts currently are actively traded on the Chicago Board of Trade and the International Monetary Market at the Chicago Mercantile Exchange.


         Options on Futures Contracts. To attempt to gain additional protection against the effects of interest rate fluctuations, each of the AARP Income Funds, the AARP Insured Tax Free General Bond Fund, the AARP Balanced Stock and Bond Fund, the AARP Global Growth Fund, the AARP International Stock Fund, the AARP Blue Chip Index Fund and the AARP Small Company Stock Fund may purchase and write (sell) put and call options on futures contracts that are traded on a U.S. exchange or board of trade and enter into related closing transactions. There can be no assurance that such closing transactions will be available at all times. In return for the premium paid, such an option gives the purchaser the right to assume a position in a futures contract at any time during the option period for a specified exercise price.


         A Fund may purchase put options on futures contracts in lieu of, and for the same purpose as, sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract.

         The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contracts. A Fund may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested.

         A Fund may write (sell) a call option on a futures contract in order to hedge against a decline in the prices of the index or debt securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

         The writing (selling) of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, a Fund would pay more than the market price for the underlying securities or index units. The net cost to that Fund would be reduced, however, by the premium received on the sale of the put, less any transactions costs.

         Limitations on Futures Contracts and Options on Futures Contracts. A Fund will not engage in transactions in futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of debt securities held in its portfolio or which it intends to purchase and where the transactions are appropriate to the reduction of the Fund's risks. The Trustees have adopted policies (which are not Fundamental and may be modified by the Trustees without a shareholder vote) that, immediately after the purchase for a Fund of a futures contract or a related option, the value of the aggregate initial margin deposits with respect to all futures contracts (both for receipt and delivery), and premiums paid on related options, entered into on behalf of the Fund will not exceed 5% of the fair market value of the Fund's total assets. Additionally, the value of the aggregate premiums paid for all put and call options held by a Fund will not exceed 20% of its net assets. Futures contracts and put options written (sold) by a Fund will be offset by assets of the Fund held in a segregated account in an amount sufficient to satisfy obligations under such contracts and options.

         Each Fund has received from the CFTC an interpretative letter confirming its opinion that it is not a "commodity pool" as defined under the Commodity Exchange Act. To ensure that its futures transactions meet this definition, each Fund will enter into them for the purposes and with the hedging intent specified in CFTC regulations. It will further determine that the price fluctuations in the futures contracts used for hedging are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase, though there can be no assurance this result will be achieved. The Funds' futures transactions will be entered into for traditional hedging purposes-- that is, futures contracts will be sold (or related put options purchased) to protect against a decline in the price of securities that a Fund owns, or futures contracts (or related call options) will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, each Fund expects that approximately 75% of its long futures positions (purchases of futures contracts or call options on futures contracts) will be "completed"; that is, upon sale (or other termination) of these long contracts, the Fund will have purchased, or will be in the process of, purchasing, equivalent amounts of related securities in the cash market. However, under unusual market conditions, a long futures position may be terminated without the corresponding purchase of securities.

         Covered Call Options. Each of the AARP Growth Funds and each of the AARP Income Funds may write (sell) covered call options on their portfolio securities in an attempt to enhance investment performance. The writing of covered call options by each Fund is subject to limitations imposed by certain state securities authorities. The Funds have been advised that, under the most restrictive of such limitations currently in effect, no more than 25% of a Fund's net assets may be subject to covered options. Further, such states advise that, unless an exception is granted with respect to certain transactions in debt securities and related options, such options and the securities underlying the call must both be listed on national securities exchanges.

         When a Fund writes (sells) a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period, generally ranging up to nine months. If the option expires unexercised, the Fund will realize gain to the extent of the amount received for the option (the "premium") less any commission paid. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

         When a Fund sells an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction (i.e., the Fund terminates its obligation as the writer of the option by purchasing a call option on the same security with the same exercise price and expiration date as the option previously written), the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option was sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund will realize a long-term or short-term gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received. The writing of covered options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which options are written will be segregated on the books of the Fund's custodian.

         Purchasing Options on Stock Indices. To protect the value of their portfolios against declining stock prices, each of the AARP Growth Funds may purchase put options on stock indices. To protect against an increase in the value of securities that it wants to purchase, a Fund may purchase call options on stock indices. A stock index (such as the Standard & Poor's 500) assigns relative values to the common stocks included in the index and the index fluctuates with the changes in the market values of the common stocks so included. Options on stock indices are similar to options on stock except that, rather than giving the purchaser the right to take delivery of stock at a specified price, an option on a stock index gives the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss with respect to options on stock indices depends on price movements in the stock market generally rather than price movements in individual stocks.

         The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

         Because the value of a stock index option depends upon movements in the level of the stock index rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase of a put or call option on a stock index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of both put and call options on stock indices will be subject to the Fund Manager's ability to accurately predict movements in the direction of the stock market generally or of a particular industry. In cases where the Fund Manager's prediction proves to be inaccurate, a Fund will lose the premium paid to purchase the option and it will have failed to realize any gain.

         In addition, a Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, a Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the option. This risk will increase as the composition of a Fund's portfolio diverges from the composition of the index.

         Over-the-counter options ("OTC options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. A Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Fund Manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 10% of its assets in illiquid securities.

         OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         Risks of Futures and Options Investments. A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate Funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund's portfolio.

         The  AARP  Growth   Funds  may  engage  in   over-the-counter   options
transactions with broker-dealers who make markets in these options. The Fund Manager will consider risk factors such as their creditworthiness when determining a broker-dealer with which to engage in options transactions. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Certain over-the-counter options may be deemed to be illiquid securities and may not be readily marketable. The Fund Manager will monitor the creditworthiness of dealers with whom the Funds enter into such options transactions under the general supervision of the Funds' Trustees.

         Convertible Securities. Convertible securities include convertible bonds, notes and debentures, convertible preferred stocks, and other securities that give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities entail less credit risk than the issuer's common stock because they are considered to be "senior" to common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. They may also reflect changes in value of the underlying common stock.

         Foreign Securities. All the Funds in the AARP Growth Trust may invest without limit in foreign securities. The AARP High Quality Bond Fund may invest without limit in U.S. dollar denominated foreign securities and may invest up to 20% of its assets in foreign bonds denominated in foreign currencies although no more than 5% of the Fund's total assets will be represented by a given foreign currency. The AARP Bond Fund for Income may invest without limit in U.S. dollar denominated investment-grade foreign securities and may invest up to 20% of its assets in foreign bonds denominated in foreign currencies. The AARP Money Funds may currently invest in U.S. dollar-denominated certificates of deposit and bankers' acceptances of foreign branches of large U.S. banks.


         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in United States securities and which may favorably or unfavorably affect the Funds' performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions on bid to asked spreads on U.S. markets, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Funds' agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. Investments in foreign securities may also entail certain risks such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, to the extent investments in foreign securities involve currencies of foreign countries, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversion between currencies.

         Investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries. The possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of each Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management.


         Forward Foreign Currency Exchange Contracts. Each of the AARP Growth Funds and the AARP High Quality Bond Fund and the AARP Bond Fund for Income may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


         The maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month, and forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between banks or currency dealers so that no intermediary is required. A forward contract generally requires no margin or other deposit. Closing transactions with respect to forward contracts are effected with the currency trader who is a party to the original forward contract.

         The Funds may enter into foreign currency futures contracts in several circumstances. First, when the Funds enter into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Funds anticipates the receipt in a foreign currency of interest and dividend payments on such a security which it holds, the Funds may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such interest and dividend payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transactions, the Funds will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend payment is declared, and the date on which such payments are made or received.

         The Funds' activities involving forward contracts may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

General Investment Policies of the AARP Funds

         Changes in portfolio securities are made on the basis of investment considerations and it is against the policy of management to make changes for trading purposes.

         The AARP Funds have no present intention of acquiring restricted securities, though they have limited authority to do so (see "Investment Restrictions").

         The AARP Funds cannot guarantee a gain or eliminate the risk of loss. The net asset value of a non-money market Fund's shares will increase or decrease with changes in the market prices of the Fund's investments and there is no assurance that a Fund's objective(s) will be achieved.

         Except where otherwise indicated, the objectives and policies stated above may be changed by the Trustees without a vote of the shareholders.

Investment Restrictions

         The following restrictions may not be changed with respect to a Fund without the approval of a majority of the outstanding voting securities of such Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of such Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund.


(A) Neither AARP Bond Fund for Income, AARP Blue Chip Index Fund, AARP International Stock Fund and AARP Small Company Stock Fund may:

     (1) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that a Fund maintains asset coverage of 300% for all borrowings;

     (2) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of a Fund;

     (3) make loans to other persons, except to the extent that the entry into repurchase agreements in accordance with its investment objectives and investment policies may be deemed to be loans;

     (4) purchase or sell real estate (except that a Fund may invest in (i) securities of companies which deal in real estate or mortgages, and
          (ii) securities secured by real estate or interests therein, and that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund's ownership of securities); and

     (5) purchase or sell physical commodities or contracts relating to physical commodities.

(B) Neither AARP Diversified Income Portfolio nor AARP Diversified Growth Portfolio may:

     (1) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that a Portfolio maintains asset coverage of 300% for all borrowings;

     (2) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of a Portfolio;

     (3) make loans to other persons, except to the extent that the entry into repurchase agreements in accordance with its investment objectives and investment policies may be deemed to be loans;

     (4) purchase or sell real estate (except that an Underlying Scudder Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that an Underlying Scudder Fund reserves freedom of action to hold and to sell real estate acquired as a result of an Underlying Scudder Fund's ownership of securities); and

     (5) purchase or sell physical commodities or contracts relating to physical commodities.

(C) Neither AARP High Quality Money Fund, AARP GNMA and U.S. Treasury Fund, AARP High Quality Bond Fund, AARP High Quality Tax Free Money Fund, AARP Insured Tax Free General Bond Fund, AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP Global Growth Fund nor AARP Capital Growth Fund may:


     (1) borrow money, except for temporary or emergency purposes and not for investment purposes or except in connection with reverse repurchase agreements; provided that a Fund maintains asset coverage of 300% for all borrowings;

     (2) underwrite any securities issued by other persons, except that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (3) purchase or sell real estate, but this shall not prevent a Fund from investing in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

     (4) purchase or sell physical commodities, or contracts relating to physical commodities;

     (5) make loans to other persons, except (i) loans of portfolio securities, and (ii) except to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans;

     (6) issue senior securities except as appropriate to evidence indebtedness which it is permitted to incur and except for shares of the separate classes or series of the Trust, provided that collateral arrangements with respect to currency-related contracts, futures contracts, option or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction; and

     (7) with respect to 75% of each Fund's total assets, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer (except for investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, cash and cash equivalents and securities of other investment companies), provided that the amount of the total assets of each of the AARP High Quality Money Fund and AARP High Quality Tax Free Money Fund, that may be invested in the securities of any one issuer will, instead, be limited in accordance with federal law, regulation and regulatory interpretation applicable to money market funds, as amended from time to time.

(D) Neither the AARP High Quality Money Fund, the AARP GNMA and U.S. Treasury Fund, the AARP High Quality Bond Fund, the AARP Bond Fund for Income, the AARP Growth and Income Fund, the AARP Global Growth Fund nor the AARP Capital Growth Fund may:

         (1) purchase any securities which would cause more than 25% of the market value of the total assets of the Fund at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry (for this purpose, telephone companies are considered to be a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents), provided that there is no limitation in respect to investments in the U.S. Government or its agencies or instrumentalities or, in the case of AARP High Quality Money Fund, in certificates of deposit or bankers' acceptances or, in the case of the AARP Growth and Income Funds, to municipal securities other than pollution control and industrial development bonds.

(E) Neither the AARP High Quality Tax Free Money Fund nor the AARP Insured Tax Free General Bond Fund may:

         (1) purchase (i) private activity bonds or (ii) securities which are neither municipal bonds nor securities of the U.S. Government, its agencies or instrumentalities, if in either case the purchase would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry. For this purpose, telephone companies are considered to be a separate industry from gas and electric public utilities and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents provided that, in the case of the AARP High Quality Tax Free Money Fund, there is no limitation in respect to investments in the U.S. Government or its agencies or instrumentalities, or in certificates of deposit or bankers' acceptances.

(F)      AARP High Quality Tax Free Money Fund may not:

         (1) purchase securities which are not municipal obligations if such purchase would cause more than 20% of the Fund's total assets to be invested in such securities, except, for temporary defensive purposes, that the Fund may invest more than 20% of its total assets in such securities prior to the time normal operating conditions have been achieved and during other than normal market conditions.

The following restrictions are not fundamental and may be changed by a Fund without shareholder approval, in compliance with applicable law, regulation or regulatory policy.


Neither AARP Bond Fund for Income, AARP Blue Chip Index Fund, AARP International Stock Fund and AARP Small Company Stock Fund, AARP Diversified Income Portfolio nor AARP Diversified Growth Portfolio may:

     (a) invest in companies for the purpose of exercising management or control; and

     (b) borrow money in excess of 5% of total assets (taken at market value) except for temporary or emergency purposes or borrow other than from banks.

Neither AARP High Quality Money Fund, AARP GNMA and U.S. Treasury Fund, AARP High Quality Bond Fund, AARP High Quality Tax Free Money Fund, AARP Insured Tax Free General Bond Fund, AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP Global Growth Fund nor AARP Capital Growth Fund may:


         (a) make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions; and, in the case of the AARP Income Funds and AARP Insured Tax Free General Bond Fund in connection with entering into futures contracts and related options;

     (b) purchase or retain for a Fund the securities of any issuer if those officers and Trustees of a Trust, or partners and officers of its investment adviser, who individually own more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities;

     (c) purchase from or sell to any of the officers and Trustees of a Trust, its investment adviser, its principal underwriter or the officers, directors, and partners of its investment adviser or principal underwriter, portfolio securities of a Fund;

     (d) purchase restricted securities (for these purposes restricted security means a security with a legal or contractual restriction on resale in the principal market in which the security is traded), including repurchase agreements maturing in more than seven days and securities which are not readily marketable if as a result more than 10% of the net assets (valued at market at purchase) would be invested in such securities;

     (e) purchase securities of any issuer with a record of less than three years continuous operation, including predecessors, and equity securities of issuers that are not readily marketable, except obligations issued or guaranteed by the U.S. Government or its agencies (or, in the case of the AARP Tax-Free Income Funds, municipal securities rated by a recognized municipal bond rating service), if such purchase would cause the investments of that Fund in all such issuers to exceed 5% of the value of the total assets of that Fund;

     (f) invest its assets in securities of other open-end investment companies, but may invest in closed-end investment companies when such purchases are made in the open market where no commission or profit to a sponsor or dealer result from such purchase other than the customary broker's commission, if after such purchase (a) a Fund would own no more than 3% of the total outstanding voting stock of such investment company, (b) no more than 5% of a Fund's total assets would be invested in the securities of any single investment company, (c) no more than 10% of a Fund's total assets would be invested in the securities of investment companies in the aggregate, or (d) all the investment companies advised by the Fund Manager would own no more than 10% of the total outstanding voting stock of any closed-end company; provided that this restriction shall not preclude acquisition of investment company securities by dividend, exchange offer or reorganization. To the extent that a Fund invests in shares of other investment companies, additional fees and expenses may be deducted from such investments in addition to those incurred by a Fund. Except in the case of the AARP Insured Tax Free Income Funds, for purposes of this limitation, foreign banks or their agencies or subsidiaries are not considered investment companies;

     (g) invest in other companies for the purpose of exercising control or management;

     (h) purchase or sell real estate and real estate limited partnership interests, but this shall not prevent a Fund from investing in securities secured by real estate or interest therein; and

     (i) purchase or sell commodities, commodities contracts (except, in the case of the AARP Income Funds, the AARP Insured Tax Free General Bond Fund and the AARP Global Growth Fund, contracts for the future delivery of debt obligations and contracts based on debt indices) or oil, gas or other mineral exploration or development programs or leases (although it may invest in issuers which own or invest in such interests).

AARP High Quality Money Fund may not:

     (j)  purchase or sell any put or call options or any  combination  thereof;
          or

     (k) purchase warrants, unless attached to other securities in which the Fund is permitted to invest.

Neither the AARP High Quality Money Fund nor the AARP High Quality Tax Free Money Fund may:

     (l) pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (A) (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of the Fund's total assets.

Neither the AARP GNMA and U.S. Treasury Fund nor the AARP High Quality Bond Fund may:

     (m) purchase warrants of any issuer, except that AARP High Quality Bond Fund can purchase warrants on a limited basis. As a result of such purchases by the Fund, no more than 2% of the value of the total assets of the Fund may be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, and no more than 5% of the value of the total assets of the Fund may be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities;

     (n) purchase or sell any put or call options or any combination thereof, except that the Fund may write and sell national exchange-listed covered call option contracts on national exchange-listed securities and, to the extent permitted by applicable state regulatory limits, on other debt securities owned by the Fund up to, but not in excess of, 25% of the value of the Fund's net assets at the time such option contracts are written. The Fund may also purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written (i.e., "closing purchase transaction"). In connection with ---- the writing of covered call options, the Fund may pledge assets to an extent not greater than 25% of the value of its net assets at the time such options are written. The Fund also may purchase and write options on futures contracts in the manner described under "The Funds' Investment Objectives and Policies";

     (o) pledge, mortgage or hypothecate its assets, (a) except to the extent that the writing of covered call options may be deemed to involve the pledge of securities against which the option is being written, (b) except to the extent that margin deposits on futures contracts and related options may be deemed to involve a pledge of assets to guarantee the performance of the futures obligations, and (c) except to secure borrowings permitted by subparagraph (A) (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of the Fund's total assets.

         AARP High Quality Bond Fund has adopted a non-fundamental policy that it will not underwrite securities issued by entities regulated under Part II of the Federal Power Act.

Neither AARP Insured Tax Free General Bond Fund nor AARP High Quality Tax Free Money Fund may:

     (p) purchase or sell any put or call options or combinations thereof, except to the extent that the acquisition of Stand-by Commitments or Participation Interests may be considered the purchase or sale of a put option and except that the AARP Insured Tax Free General Bond Fund may purchase and write options on futures contracts in the manner and to the extent described herein;

     (q) underwrite securities issued by entities regulated under Part II of the Federal Power Act, provided that, for this purpose private activity bonds the interest on which is exempt from tax under Section 103 of the Internal Revenue Code of 1986 will be treated as obligations of the municipal authority or other governmental unit issuing the bonds.

AARP Insured Tax Free General Bond Fund may not:

     (r) hold for a period of more than 30 days any municipal securities maturing in 60 or more days from purchase by a Fund which are not fully insured or guaranteed directly or indirectly by the U.S. Treasury.

     (s) pledge, mortgage or hypothecate its assets, except to the extent that margin deposits on futures contracts and related options may be deemed to be a pledge of assets to guarantee performance of such obligations, and except that, to secure borrowings permitted by subparagraph (A)
          (1) above, it may pledge securities having a value at the time of the pledge not exceeding 15% of the cost of the Fund's total assets;


Neither AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP Global Growth Fund nor AARP Capital Growth Fund may:


     (t) purchase or sell any put or call options or any combination thereof, except that the Funds may each purchase and sell options on stock indices in accordance with the requirements of applicable regulations. The Funds may write (sell) covered call option contracts on securities owned by the Fund up to, but not in excess of, 25% of the value of the Fund's net assets at the time such option contracts are written. The Funds may also purchase call options for the purpose of terminating their outstanding obligations with respect to securities upon which covered call option contracts have been written (i.e., "closing purchase transactions"). In connection with the writing of ---- covered call options, the Funds may pledge assets to an extent not greater than 25% of the value of its net assets at the time such options are written;

     (u) purchase securities if, as a result thereof, more than 5% of the value of the net assets would be invested in restricted securities (for these purposes restricted security means a security with a legal or contractual restriction on resale in the principal market in which the security is traded).

     (v) purchase warrants of any issuer if, as a result more than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants acquired by the Fund in units with or attached to debt securities.

Neither the AARP Growth and Income Fund nor the AARP Capital Growth Fund may:

     (w) pledge, mortgage or hypothecate its assets, except as provided in subparagraph (t), above, and except that, to secure borrowings permitted by subparagraph (A) (1) above, it may pledge an amount not exceeding 15% of the Fund's total assets taken at cost;

AARP Global Growth Fund may not:

     (x) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (y) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

     (z) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the Fund's total assets, provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (aa) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets; or

         (bb) borrow money, including reverse repurchase agreements, in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes, or borrow other than from banks.

         "Value" for the purposes of the above fundamental and non-fundamental investment policies shall mean the value used in determining a Fund's net asset value.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, the restricted activity or, in the case of AARP High Quality Money Fund and the AARP Income Funds, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

                                    PURCHASES

 (See "OPENING AN ACCOUNT" and "ADDING TO YOUR INVESTMENT" in the Prospectus.)

General Information

         Confirmations of each transaction will be sent following the transaction by Scudder Investor Services, Inc., as the AARP Funds' agent. By retaining year-to-date confirmations, an investor will have an historical record of the account activity.

Checks

         A certified check is not necessary, but checks are accepted subject to collection at full face value in United States Funds and must be drawn on a United States financial institution.

         If shares are purchased by a check which proves to be uncollectible, the Trusts reserve the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. Each Trust has the authority, as agent of the shareholder, to redeem shares in the account to reimburse the Fund or the principal underwriter for any loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Funds in the Program or in other Funds advised by the AARP Funds' investment adviser or an affiliate.

Share Price

         Accepted purchases for shares in all the AARP Funds will be filled at the net asset value next computed after receipt of payment by check or other means. Each Fund's net asset value per share is currently determined once daily, as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time), on each day the Exchange is open for trading. (See "NET ASSET VALUE," herein for additional information on how the Fund's net asset value is calculated.) Orders received after the close of regular trading will be filled at the next day's net asset value per share for the relevant Fund.

         There is no sales charge in connection with purchase of shares of any of the AARP Funds.

Share Certificates

         In order to afford ease of redemption, ownership in the AARP Funds is on a non-certified basis. Share certificates now in a shareholder's possession may be sent to the AARP Funds' transfer agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates now in their possession until they wish to exchange or redeem such shares. See "EXCHANGING" and "ACCESS TO YOUR INVESTMENT" in the Funds' Prospectus.

Direct Deposit Program

         Investors can have Social Security or other checks from the U.S. Government or any other regular income checks such as pension, dividends, and even payroll checks automatically deposited directly to their accounts.

Investors may allocate a minimum of 25% of their income checks into any AARP Fund. Information may be obtained by contacting the AARP Investment Program from Scudder, P.O. Box 2540, Boston, Massachusetts 02208-2540, or by calling toll free, 1-800-253-2277.

Wire Transfers

         In the case of wire purchases, failure to receive timely and complete account information will delay investment and subsequent accrual of dividends and will result in the federal funds being returned to the sender on the day following receipt by State Street Bank and Trust Company (the "custodian"). Unlike shareholders subscribing by check, purchasers who wire funds will be able to redeem shares so purchased by any method without any limitation as to the period of time such shares have been on a Fund's books.

         The bank sending federal funds by bank wire may charge for the service. Presently, Scudder Investor Services, Inc. or the AARP Funds pay a fee for receipt by the custodian of "wired funds," but the right to charge investors for this service is reserved.

Holidays

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the custodian is not open to receive such federal funds on behalf of a Fund.

Other Information

         All purchase payments will be invested in full and fractional shares.

         The Trusts and Scudder Investor Services, Inc., the AARP Funds' principal underwriter, each have the right to limit the amount of shares purchased of a Fund, to reject any purchase and to refuse to sell shares to any person.

         It should be noted that if purchases are made through a member of the National Association of Securities Dealers other than Scudder Investor Services, Inc., that member may, in its discretion, charge a fee for this service. It is the responsibility of the broker, not the AARP Funds, to place the purchase order by the time as of which the net asset value of the Funds is next determined.

         The Trusts may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of, the assets of any investment company or personal holding company, subject to the requirements of the 1940 Act.

                                   REDEMPTIONS

                     (See "ACCESS TO YOUR INVESTMENT" in the
                                  Prospectus.)

General Information

         If a shareholder redeems all shares in an account, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The AARP Funds do not impose a redemption charge.

         The proceeds of redemption transactions are normally available to be mailed or wired to the designated bank account within one business day, and in any event will be available within seven calendar days, following receipt of a redemption request in good order.

         A shareholder's right to redeem shares of a Fund and to receive payment therefore may be suspended at times (a) when the Exchange is closed, other than customary weekend and holiday closings, (b) when trading on the Exchange is restricted for any reason, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) when the SEC permits a suspension of the right of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

         The Trustees may suspend or terminate the offering of shares of a Fund at any time.

Redemption by Telephone

         Redemption by telephone is not available for shares for which share certificates have been issued. Redemptions of such shares must be requested by mail as explained in the section entitled "Redemption by Mail" below.

         For other investors, the following procedures are available.


         TO ADDRESS OF RECORD: New investors automatically receive the option, without having to elect it, to redeem by telephone to their address of record for any amount up to $100,000 per Fund. Telephone Redemption to Address of Record may be used as long as the account registration address has not changed within the last 15 days. In order to decline this feature, the shareholder must notify the Program in writing. Any shareholder who refuses Telephone Redemption to Address of Record can later establish the feature with a signature guaranteed written request. This request must be done prior to utilizing this service for the first time.


         TO YOUR BANK--BY MAIL OR BY WIRE: In order to request redemptions by telephone to their bank, shareholders must have completed the telephone redemption authorization included in the enrollment form and have sent the authorization to the Program. This authorization requires designation of a bank account to which the redemption payment is to be sent. The proceeds will be mailed or wired only to the designated bank account.

     (a)  NEW  INVESTORS  wishing  to  establish   telephone   redemption  to  a
          predesignated bank account must complete the appropriate section on the enrollment form, and send it to the Program.

     (b) EXISTING SHAREHOLDERS who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either enter the new information on the "Telephone Option Form" which may be obtained by calling the Program, or send a signature guaranteed letter identifying the account and specifying the exact information to be changed. In each case, the letter must be signed exactly as the shareholder's name(s) appears on the account. All requests for telephone redemption should be accompanied by a voided check from the designated bank account. All signatures will require a guarantee, which can be obtained from most banks, credit unions or savings associations, or from broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the SEC. An original signature and an original signature guarantee are required for each person in whose name the account is registered. Signature guarantees by notaries public are not acceptable.

         In addition, if shares to be redeemed were purchased by check, mailing of the redemption proceeds may be delayed long enough to assure that the purchase check has cleared.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve wire to the bank account designated on the application form unless a request is made that the redemption be mailed to the designated bank account. For each wire redemption, the program charges a $5.00 fee which is deducted from the proceeds of the redemption.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Trusts and their agents each reserve the right to modify, interrupt, suspend or terminate the telephone redemption privilege at any time, without notice. A shareholder may cancel the telephone redemption authorization upon written notice. Each Trust employs procedures including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Corporation does not follow such procedures, it may be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax


         Any shareholder may redeem his or her shares by writing to the Program. All written requests must be signed by at least one person on the account's registration exactly as registered. In addition, for the protection of the shareholder and to prevent fraudulent redemptions, a signature guarantee is required on all written redemption requests for over $100,000. A signature guarantee is also required on written redemption requests for any amount if the check is made payable to someone other than the registered shareholder, if the proceeds are to be forwarded to an address other than the address of record, or if the address of record has changed in the last 15 days. In order to ensure proper authorization before redeeming shares, the Program may request additional documents such as, but not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.

         Redemption to Address of Record for up to $100,000 without a signature guarantee is an automatic feature of any AARP Fund account unless it has been declined by the shareholder in writing. Any shareholder who refuses this feature can later establish it with a written request containing a signature guarantee. This request must be made prior to utilizing the feature for the first time.


         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with the signature(s) guaranteed as explained above. It is suggested that the shareholders holding certificated shares or shares registered in other than individual names contact the Program prior to requesting a redemption to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary or partnership, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to help ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) days after receipt of a request for redemption that complies with the above requirements. Delays of more than seven (7) days for payment for shares tendered for repurchase or redemption may result but only until the purchase check has cleared.

Redemption by Checkwriting

         All new investors in the AARP Money Funds and existing shareholders of these Funds who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $1,000,000. By using one of these checks, the shareholder will receive daily dividend credit on his or her shares in either Fund until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on the Fund's books for 7 days. Shareholders who use this service may also use other redemption procedures. Both Funds pay the bank charges for this service. However, each Fund will review the cost of operation periodically and it reserves the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. An account cannot be closed using the "free Checkwriting" privilege. The Trusts, the transfer agent and the custodian each reserve the right at any time to suspend or terminate the "free Checkwriting" procedure.

Redemption-in-Kind


         The AARP Growth Trust reserves the right to permit the AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, the AARP Global Growth Fund, AARP Capital Growth Fund, AARP International Stock Fund, AARP Small Company Fund and AARP Blue Chip Index Fund, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The AARP Growth Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund of the Trust is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund at the beginning of the period.


Other Information

         The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Funds do not impose a redemption or repurchase charge. Redemptions of shares, including redemptions undertaken to effect an exchange for shares of another Fund in the Program, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding (see "TAXES").

         Shareholders who wish to redeem shares from Retirement Plans (see "RETIREMENT PLANS," below) should contact the Trustee or custodian of the Plan for information on proper procedures.

         The Trustees have established certain amount size requirements. For an account established prior to September 1, 1989 in a particular Fund, the minimum investment is $250. For accounts established on or after September 1, 1989 in a particular Fund, the minimum investment is $500, except that in the case of the AARP High Quality Tax Free Money Fund accounts opened on or after August 1, 1991 the minimum is $2,500. Each Trust reserves the right to adopt a policy that if transactions at any time reduce a shareholder's account in a Fund to below the applicable minimum, the shareholder will be notified that, unless the account is brought up to at least the applicable minimum the Fund will redeem all shares and close the account by making payment to the shareholder. The shareholder has sixty days to bring the account up to the applicable minimum before any action will be taken by the Fund. Reductions in value that result solely from market activity will not trigger an involuntary redemption. No transfer from an existing to a new account may be for less than $500 ($2,500 for AARP High Quality Tax Free Money Fund); otherwise the new account may be redeemed as described above. (This policy applies to accounts of new shareholders in a particular Fund, but does not apply to Retirement Plan Accounts.) The Trustees have the authority to increase the minimum account size.

                                    EXCHANGES


         The procedure for exchanging shares from one AARP Fund to another AARP Fund in the Program, when the account in the new AARP Fund is established with the same registration, telephone option, dividend option and address as the present account, is set forth under "EXCHANGING" in the Prospectus. If the registration data for the account receiving the proceeds of the exchange is to be different in any respect from the account from which shares are to be exchanged, the exchange request must be in writing and must contain a signature guarantee as described under "SIGNATURE GUARANTEES" in the Prospectus. If an exchange involves an initial investment in the Fund being acquired, the amount to be exchanged must be at least $_____ ($_____ for AARP Investment Portfolios) for non-retirement plan accounts. For IRA and Keogh Plan accounts the amount must be $250. If the exchange is made into an existing account, there is no minimum requirement.


         Only exchange orders received between 8:00 a.m. and 4:00 p.m. Eastern time on any business day will ordinarily be accomplished at respective net asset values determined on that day. Exchange orders received after 4:00 p.m. are processed on the next business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one AARP Fund to an existing account in another AARP Fund through the AARP Funds' Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the phone or in writing. Automatic Exchanges will continue until the shareholder requests by phone or in writing to have the feature removed, or until the originating account is depleted. The Trusts and the Transfer Agent each reserve the right to modify, interrupt, suspend or terminate the privilege of the Automatic Exchange Program at any time, without notice.

         There is no charge to the shareholder for any exchange described above. An exchange from any AARP Fund other than the AARP Money Funds is likely to result in recognition of gain or loss to the shareholder.

         Investors currently receive the exchange privilege automatically without having to elect it. The Trusts and the AARP Funds' distributor, Scudder Investor Services, Inc., reserve the right to suspend or terminate the exchange privilege at any time. Telephone exchange may be initiated by anyone able to identify the registration of an account, but the proceeds will only be invested in another AARP Fund with the same registration. The AARP Funds employ procedures to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of such transactions. If an AARP Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

         All the AARP Funds in the Program into which investors may make an exchange are described in the combined Prospectus and in this Statement of Additional Information. Before making an exchange, shareholders should read the information in the Prospectus regarding the Fund into which the exchange is being contemplated.

                                TRANSACT BY PHONE

               (See "INVESTOR SERVICES--TRANSACT BY PHONE" in the
                                  Prospectus.)

         Shareholders, whose bank of record is a member of the Automated Clearing House Network (ACH) and who have enrolled in the "Transact by Phone" option, may purchase or redeem shares by telephone. Shareholders may purchase shares valued at up to $250,000 but not less than $250. Shareholders may redeem shares in an amount not less than $250.

         In order to utilize the Transact by Phone service, shareholders must have completed the Transact by Phone authorization. This authorization requires designation of a bank account from which the purchase payment will be debited or to which the redemption payment will be credited. New investors wishing to establish the Transact by Phone service can do so by completing the appropriate section on the enrollment form. Existing shareholders who wish to establish Transact by Phone will need to complete a Transact by Phone Enrollment Form. If a shareholder has previously elected the "Telephone Redemption to Bank of Record" and/or the "Automatic Investment Plan" services, the banking information must be identical for all of these services for each of the shareholder's Funds. After sending in their enrollment forms, shareholders should allow 15 days for the service to be activated. The Trusts and their agents each reserve the right to modify, interrupt, suspend or terminate the Transact by Phone service at any time, without notice.

Purchasing Shares by Transact by Phone

         To purchase shares by Transact by Phone, a shareholder should call our service people before 4:00 p.m. Eastern time. Shares will be purchased at that night's closing share price. The shareholder's bank account will be debited on the first business day following the purchase request. Requests received after 4:00 p.m. will be purchased at the next business day's closing price.

Redeeming Shares by Transact by Phone

         To redeem shares by Transact by Phone, a shareholder should call our service people before 4:00 p.m. Eastern time to receive that night's closing share price. Requests received after 4:00 p.m. will be sold at the next business day's closing price. The shareholder's bank account will be credited with redemption proceeds on the second or third business day following the redemption request.

         The AARP Funds employ procedures to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of such transactions. If an AARP Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

                   (See "STATEMENTS AND REPORTS," "EXCHANGING" and "INVESTOR SERVICES" in the Prospectus.)

Automatic Dividend Reinvestment

         Investors may elect on their enrollment form whether they wish to receive any dividends from net investment income or any distributions from realized capital gains in cash or to reinvest such dividends and distributions in additional shares of the Fund paying the dividend or distribution. They may also elect to have these payments invested in shares of any other AARP Fund in the Program in which they have an account. If no election is made, dividends and distributions will be reinvested in additional shares. A change of instructions for the method of payment may be given to the Program at any time prior to a record date.

         Each distribution, whether by check or reinvested in a Fund, will include a brief explanation of the source of the distribution.

Distributions Direct

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through the AARP Funds'
DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-253-2277. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

Reports to Shareholders

         The AARP Funds send to shareholders at least semiannually financial statements, which are examined at least annually by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets, and financial highlights.

         Investors receive a brochure entitled Your Guide to Simplified Investment Decisions when they order an investment kit for the nine AARP Funds which also contains a prospectus. The Shareholder's Handbook is sent to all new shareholders to help answer any questions they may have about investing. An IRA Handbook is sent to all new IRA shareholders. Every month, shareholders will be sent the newsletter, Financial Focus. Retirement plan shareholders will be sent a special edition of Financial Focus on a quarterly basis. The newsletters are designed to help you keep up to date on economic and investment developments, and any new financial services and features of the Program.

Consolidated Statements

         Shareholders with investments in two or more AARP Funds will receive, without charge, a convenient monthly Consolidated Statement. IRA and Keogh Plan accounts receive Consolidated Statements quarterly. This statement contains the market value of all holdings, a complete listing of transactions for the statement period and a summary of the shareholder's investment program for the statement period and for the year to date. Information may be obtained by contacting the AARP Investment Program from Scudder, P.O. Box 2540, Boston, Massachusetts 02208-2540, or by calling toll free, 1-800-253-2277.

                                RETIREMENT PLANS


         Shares of AARP High Quality Money Fund, AARP GNMA and U.S. Treasury Fund, AARP High Quality Bond Fund, AARP Bond Fund for Income, AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP Global Growth Fund, AARP Capital Growth Fund, AARP Blue Chip Index Fund, AARP International Stock Fund and AARP Small Company Stock Fund ("Eligible Funds") may be purchased in connection with several types of tax-deferred retirement plans. These plans were created for members of AARP. Each plan is briefly described below. The plans provide convenient ways for AARP members to make investments which may be tax-deductible for their retirement and have taxes on any income from their investment deferred until their retirement, when they may be in a lower tax bracket. Additional information on each plan may be obtained by contacting the AARP Investment Program from Scudder, P.O. Box 2540, Boston, Massachusetts, 02208-2540, or by calling toll free, 1-800-253-2277. Investment professionals and retirement-benefits experts estimate that prospective retirees will need 70% to 80% of their current salaries during each year of their retirement, with adjustment for changes in prices during retirement, to maintain their current life-style. Investment professionals recommend diversifying investments among stock, bonds and cash-equivalents when building retirement reserves. It is advisable for an investor considering any of the plans described below to consult with an attorney or tax advisor with respect to the terms, suitability requirements and tax aspects of the plan.


AARP No-Fee Individual Retirement Account ("AARP No-Fee IRA")

         Shares of the Eligible Funds may be purchased as the underlying investment for an AARP No-Fee IRA which meets the requirements of Section 408(a) of the Internal Revenue Code. Any AARP member with earned income or wages is eligible to make annual contributions to the AARP No-Fee IRA before the year the member attains age 70 1/2. An individual may establish an AARP No-Fee IRA whether or not he or she is an active participant in another tax-qualified retirement plan, including a tax-sheltered annuity or government plan.


         AARP No-Fee IRA participants may generally contribute to an AARP No-Fee IRA up to the lesser of $2,000 or 100% of their compensation or earned income. If both a husband and wife work, each may set up an AARP No-Fee IRA before the year they attain age 70 1/2, permitting a potential maximum contribution of $4,000 per year for both persons. If one spouse has no earnings, each spouse may have an AARP No-Fee IRA and the total maximum contributions will be $4,000 with no more than $2,000 going to either AARP No-Fee IRA.


         An individual will be allowed a full deduction for contributions to an AARP No-Fee IRA only if (1) neither the individual, nor his or her spouse, if they file a joint return, is an active participant in an employer-maintained retirement plan, or (2) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($25,050 for a single individual, with a phase-out of the deduction for adjusted gross income between $25,050 and $35,000; $40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000). However, an individual not permitted to make a deductible contribution may nonetheless make a nondeductible contribution to an AARP No-Fee IRA.

         Any AARP member who is entitled to receive a qualifying distribution from a qualified retirement plan (including a tax-sheltered annuity plan) or another IRA may make a rollover contribution of all or any portion of the distribution to the AARP No-Fee IRA, either in a direct rollover or within 60 days after receipt of the distribution, whether or not the member has attained age 70 1/2. If a qualified rollover contribution is made, the distribution will not be subject to Federal income tax until distributed from the AARP No-Fee IRA; however, distributions not directly rolled over might be subject to automatic 20% federal tax withholding.

         AARP Mutual Fund Representatives are available to help you transfer your IRA to the AARP No-Fee IRA. You pay no transfer fees for this service. An AARP Mutual Fund Representative can help you with the paperwork, contact your present IRA custodian, help to transfer your funds to the AARP No-Fee IRA, and send you a confirmation when your transfer is complete.

         Earnings on the AARP No-Fee IRA are not subject to current Federal income tax until distributed; distributions are taxed as ordinary income.
Withdrawals attributable to nondeductible contributions are not taxable (however, early withdrawals of such amounts are subject to penalty). The assets in an AARP No-Fee IRA may be withdrawn without penalty after the participant reaches age 59 1/2 or becomes disabled, and must begin to be withdrawn by April 1st following the taxable year in which the participant reaches age 70 1/2.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)


                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

--------------------------- ------------------------- ------------------------- --------------------------
         Starting
          Age of                                        Annual Rate of Return
                            ------------------------------------------------------------------------------
      Contributions                    5%                       10%                        15%
--------------------------- ------------------------- ------------------------- --------------------------

            25                     $253,680                  $973,704                 $4,091,908
            35                      139,522                   361,887                    999,914
            45                       69,439                   126,005                    235,620
            55                       26,414                    35,062                     46,699

AARP Keogh Plan

         Shares of the Eligible Funds may be purchased for the AARP Keogh Plan. The AARP Keogh Plan (the "Plan") is designed as a tax-qualified retirement plan consisting of a profit sharing plan and a money purchase pension plan which can be adopted by self-employed persons who are members of AARP and by corporations whose principal shareholders are members of AARP. Self-employed persons may make annual tax-deductible contributions to the Plan equal to the lesser of $30,000 or 20% of their earned income. An adopting corporation may contribute for each employee the lesser of $30,000 or 25% of the employee's taxable compensation. No more than $150,000 (as adjusted) of earned income or taxable compensation may be taken into account, however. If the Plan is "top heavy," a minimum contribution may be required for certain employees. Additional information on contributions to the Plan is found in Your Guide to the AARP Keogh Plan.

         The Plan provides that contributions may continue to be made on behalf of participants after they have reached the age of 70 1/2 if they are still working.

         Lump sum distributions from the Plan may be eligible to be taxed for Federal income tax purposes according to a favorable 5-year averaging (or 10-year averaging for individuals who reached age 50 before 1986) method not available to IRA distributions. If members eligible to join this Plan choose to roll over pension and profit-sharing distributions from other tax-qualified retirement plans, they will retain the right to use the averaging method for such distributions.

         The Plans are prototype plans approved by the Internal Revenue Service.

         In general, distributions from all tax-qualified retirement programs, including IRAs and tax-sheltered annuity programs, must begin by April 1st in the year following the year in which the participant reaches age 70 1/2, whether or not he or she continues to be employed. Excise taxes will apply to premature distributions, and to taxpayers who are required, but fail, to receive a distribution after reaching age 70 1/2. An additional excise tax may apply to certain excess retirement accumulations. Special favorable tax treatment for certain distributions is reduced or phased out, except where grandfathering provisions apply.

         Shares of the Eligible Funds may be purchased also as an investment for an IRA or tax-qualified retirement plan (including a tax-sheltered annuity plan) other than those described above, if permitted by the provisions of the relevant plan.

                                   OTHER PLANS

                         (See "INVESTOR SERVICES" in the
                                  Prospectus.)

Automatic Investment

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $50. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open a Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.

Automatic Withdrawal Plan

         Shareholders who own or purchase $10,000 or more of shares of a AARP Fund may establish an Automatic Withdrawal Plan with that Fund. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Payments are mailed at the end of each month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount or percent of account value or declining balance. The Automatic Withdrawal Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "SIGNATURE GUARANTEES" in the Prospectus. Any such request must be received by the AARP Fund's transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the AARP Funds or their agents on written notice, and will be terminated when all shares of the Funds under the Plan have been liquidated or upon receipt by the Funds of notice of death of the shareholder. For more information concerning this plan, write to the AARP Investment Program from Scudder, P.O. Box 2540, Boston, MA 02208-2540 or call, toll-free, 1-800-253-2277.

Direct Payment of Regular Fixed Bills

         Shareholders who own or purchase $10,000 or more of shares of an AARP Fund may arrange to have regular fixed bills such as rent, mortgage or other payments of more than $50 made directly from their account. The arrangements are virtually the same as for an Automatic Withdrawal Plan (see above). For more information concerning this plan, write to the AARP Investment Program from Scudder, P.O. Box 2540, Boston, MA 02208-2540 or call, toll-free, 1-800-253-2277.

                               DIVIDENDS AND YIELD

                  (See "UNDERSTANDING FUND PERFORMANCE" in the
                                  Prospectus.)

         Each AARP Fund intends to follow the practice of distributing substantially all of its investment company taxable income (which includes, for example, interest, dividends and any excess of net realized short-term capital gains over net realized long-term capital losses, less deductible expenses), and its net tax-exempt interest income, if any. Each AARP Fund also intends to follow the practice of distributing any excess of net realized long-term capital gains over net realized short-term capital losses after reduction for any capital loss carryforwards. However, if it appears to be in the best interests of a Fund and its shareholders, the Fund may retain all or part of such gain for reinvestment.


         AARP Blue Chip Index Fund, AARP Balanced Stock and Bond Fund and AARP Growth and Income Fund intend to pay dividends in March, June, September and December of each year and any net realized capital gains after the September 30 fiscal year end. AARP Small Company Stock Fund, AARP International Stock Fund, AARP Global Growth Fund and AARP Capital Growth Fund intend to pay dividends and any realized capital gains over net realized short-term capital losses after reduction for any capital loss carryforwards in December after the September 30 fiscal year end. AARP Bond Fund for Income intends to pay dividends monthly and any net realized capital gains after the September 30 fiscal year end. See "TAXES."


         Both types of distributions will be made in shares of the respective AARP Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

         The net income of each AARP Money Fund, each of the AARP Income Funds and the AARP Insured Tax Free General Bond Fund, is determined as of the close of trading on the Exchange (usually 4:00 p.m. Eastern time) on each day on which the Exchange is open for business. All of the net income so determined normally will be declared as a dividend daily to shareholders of record as of 4:00 p.m. on the preceding day, and distributed monthly. Dividends commence on the next business day after purchase. Dividends which are not paid by check will be reinvested in additional shares of the particular Fund at the net asset value per share determined as of a day selected within five days of the last business day of the month. Checks will be mailed to shareholders no later than the fourth business day of the following month, and consolidated statements confirming the month's dividends will be mailed to shareholders electing to invest dividends in additional shares. Dividends will ordinarily be invested on the last business day of each month at the net asset value per share determined as of the close of regular trading on the Exchange.

         Should the AARP Money Funds incur or anticipate any unusual or unexpected significant expense, depreciation or loss which would affect disproportionately the Fund's income for a particular period, the Trustees of such Fund or the Executive Committee of the Trustees may at that time consider whether to adhere to the dividend policy described above or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than that which was paid.

         Similarly, should the AARP High Quality Money Fund incur or anticipate any unusual or unexpected significant income, appreciation or gain which would affect disproportionately the Fund's income for a particular period, the Trustees or the Executive Committee of the Trustees may consider whether to adhere to the dividend policy described above or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such income, appreciation or gain on the dividend received by existing shareholders. Such actions may reduce the amount of the daily dividend received by existing shareholders.

Performance Information: Computation of Yields and Total Return

a)   The AARP Money Funds

         From time to time, quotations of an AARP Money Fund's yield may be included in advertisements, sales literature or shareholder reports. These yield figures are calculated in the following manner:


         The current yield is the net annualized yield based on a specified 7 calendar-days calculated at simple interest rates. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period and dividing such change by the value of the account at the beginning of the base period to obtain the base-period return. The base-period return is then annualized by multiplying it by 365/7; the resultant product equals net annualized current yield. The current yield figure is stated to the nearest hundredth of one percent. The current yield of the AARP High Quality Money Fund and the AARP High Quality Tax Free Money Fund for the seven-day period ended September 30, 1996 respectively, were 4.67% and 3.01%.


         The effective yield is the net annualized yield for a specified 7 calendar-days assuming a reinvestment in Fund shares of all dividends during the period, i.e., compounding. Effective yield is calculated by using the same base-period return used in the calculation of current yield except that the base-period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7] - 1.


         The effective yield of the AARP High Quality Money Fund and the AARP High Quality Tax Free Money Fund for the seven-day period ended September 30, 1996 respectively, were 4.78% and 3.06%.


         As described above, current yield and effective yield are based on historical earnings, show the performance of a hypothetical investment and are not intended to indicate future performance. Current yield and effective yield will vary based on changes in market conditions and the level of Fund expenses.

         In connection with communicating its current yield and effective yield to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual Funds tracked by mutual Fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

b) The AARP Money Funds, AARP Income Funds, AARP Growth Funds and AARP Insured Tax Free General Bond Fund

         From time to time, quotations of a Fund's total return may be included in advertisements, sales literature or shareholder reports. This total return figure is calculated in the following manner:

         The total return is the average annualized compound rate of return for, where applicable, the periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Total return is calculated by finding the average annualized compound rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
Where:

              T        =       average annualized compound total rate of return
              P        =       a hypothetical initial investment of $1,000
              n        =       number of years
              ERV      =       ending  redeemable value: ERV is the value
                               at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


                                                                        Total Return
                                              -----------------------------------------------------------------
                                                 One Year Ended       Five Years Ended      Ten Years Ended
                                                    9/30/96               9/30/96              9/30/96(1)
AARP High Quality Money Fund
AARP High Quality Tax Free Money Fund                                       *                     *
AARP GNMA and U.S. Treasury
AARP High Quality Bond
AARP Bond Fund for Income+                            n.a.                  n.a.                  n.a.
AARP Insured Tax Free General Bond
AARP Balanced Stock and Bond Fund                                           n.a.
AARP Growth and Income
AARP Blue Chip Index Fund+                            n.a.                  n.a.                  n.a.
AARP Global Growth Fund                               n.a.                  n.a.                  n.a.
AARP Capital Growth
AARP International Stock Fund+                        n.a.                  n.a.                  n.a.
AARP Small Company Stock Fund+                        n.a.                  n.a.                  n.a.


(1) For the ten fiscal years ended September 30, 1996 for each of the above listed Funds except for the period February 1, 1994 (commencement of operations) to September 30, 1996 for the AARP Balanced Stock and Bond Fund.

* Prior to August 1, 1991, the AARP High Quality Tax Free Money Fund operated as the AARP Insured Tax Free Short Term Fund. The total return figures for the five and ten years ended September 30, 1996 for the AARP High Quality Tax Free Money Fund are representative of the Fund prior to its conversion date except that the figures have been adjusted to reflect its conversion to a money market fund.

+        AARP  Bond  Fund  for  Income,   AARP  Blue  Chip  Index   Fund,   AARP
         International Stock Fund and AARP Small Company Stock Fund commenced operations on February 1, 1997.

         In addition to total return described above, the Funds may quote nonstandard "cumulative total return."

         The cumulative total return is the rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the rates of return of a hypothetical investment over such periods, according to the following formula. (Cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) -1

                   C        =       Cumulative Total Return
                   P        =       a hypothetical initial investment of $1,000
                   ERV              = ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


                                                                  Cumulative Total Return
                                              -----------------------------------------------------------------
                                                 One Year Ended       Five Years Ended      Ten Years Ended
                                                    9/30/96               9/30/96              9/30/96(1)
AARP Balanced Stock and Bond Fund                                            n.a.
AARP Growth and Income
AARP Blue Chip Index Fund                              n.a.                  n.a.                  n.a.
AARP Global Growth Fund                                n.a.                  n.a.                  n.a.
AARP Capital Growth
AARP International Stock Fund                          n.a.                  n.a.                  n.a.
AARP Small Company Stock Fund                          n.a.                  n.a.                  n.a.

(1) For the period February 1, 1994 (commencement of operations) to September 30, 1996 for the AARP Balanced Stock and Bond Fund.



c)       The AARP Income Funds and AARP Insured Tax Free General Bond Fund

         From time to time, quotations of an AARP Fund's yield may be included in advertisements, sales literature or shareholder reports. This yield is calculated in the following manner.

         The yield is the net annualized SEC yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((a-b)/cd + 1)^6 - 1]
         Where:

             a    = dividends and interest earned during the period, including
                    (except for mortgage or receivable-backed obligations) the amortization of market premium or accretion of market discount. For mortgage or receivables-backed obligations, this amount includes realized gains or losses based on historic cost for principal repayments received.

             b    = expenses accrued for the period (net of reimbursements).

             c    = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d    = the maximum offering price per share on the last day of
                    the period.

                                                    Yield for the 30-day period
                     Fund                            ended September 30, 1996
                     --------------------------------------------------------

AARP GNMA and U.S. Treasury                                     6.54%
AARP High Quality Bond                                          5.96
AARP Bond Fund for Income                                       n.a.
AARP Insured Tax Free General Bond                              4.72


               d) AARP Insured Tax Free General Bond and AARP High Quality Tax Free Money Fund

         The tax equivalent yield is the net annualized after-tax yield based on a specified seven day period for money market funds or on a specified 30-day (one month) period for non-money market funds assuming a reinvestment of all dividends paid during the period, i.e., compounding. Tax equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

                                                                         Equivalent Taxable Yields
                                                                      period ended September 30, 1996
                     Fund                        Tax Bracket:           28%                   31%
------------------------------------------------------------------------------------------------------
AARP High Quality Tax Free Money                                       4.18%                 4.36%
AARP Insured Tax Free General Bond                                     6.56%                 6.84%


(e)      General Performance Information

         Quotations of an AARP Fund's performance are based on historical earnings and are not intended to indicate future performance of the Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of the Fund's expenses. In periods of declining interest rates a Fund's quoted yield and 30-day current yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Fund's quoted yield and 30-day current yield will tend to be somewhat lower.

         Comparison of non-standard performance data of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         From time to time, in marketing and other AARP Fund literature, these AARP Funds' performances may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations, such as Lipper Analytical Services, Inc. ("Lipper"), Investment Company Data, Inc. ("ICD"), CDA Investment Technologies, Inc. ("CDA"), Value Line Mutual Fund Survey, Morningstar, Inc. and other independent organizations. For instance, AARP Growth Funds will be compared to funds in the growth fund category; and so on. In similar fashion, the performance of the AARP GNMA and U.S. Treasury Fund will be compared to that of certificates of deposit. Evaluations of AARP Fund performance made by independent sources or independent experts may also be used in advertisements concerning the AARP Funds, including reprints of, or selections from, editorials or articles about these Funds.

         In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Indices with which the Fund may be compared include but are not limited to, the following:
Standard & Poor's  500 Stock  Index (S&P  500),  The  Europe/Australia/Far  East
(EAFE) Index, Morgan Stanley Capital International World Index, J.P. Morgan Global Traded Bond Index, and Salomon Brothers World Government Bond Index.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Evaluation of Fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for AARP Fund performance information and articles about the AARP Funds may include, but are not limited to, the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by MasterFund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Federal Reserve Bulletin, a monthly publication that reports domestic and international financial statistics, including short-term certificate of deposit interest rates.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.


IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."


Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.


Investor's Business Daily, a daily newspaper that features financial, economic, and business news.


Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter published by Sheldon Jacobs that includes mutual fund performance data and recommendations for the mutual Fund investor.

No-Load Fund X, a monthly newsletter published by DAL Investment Company, Inc. that reports on mutual fund performance, rates funds, and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.


U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.


Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

Working Women, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication put out 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.


Taking a Global Approach

         Many U.S. investors limit their holdings to U.S. securities because they assume that international or global investing is too risky. While there are risks connected with investing overseas, it's important to remember that no investment -- even in blue-chip domestic securities -- is entirely risk free. Looking outside U.S. borders, an investor today can find opportunities that mirror domestic investments -- everything from large, stable multinational companies to start-ups in emerging markets. To determine the level of risk with which you are comfortable, and the potential for reward you're seeking over the long term, you need to review the type of investment, the world markets, and your time horizon.

         The U.S. is unusual in that it has a very broad economy that is well represented in the stock market. However, many countries around the world are not only undergoing a revolution in how their economies operate, but also in terms of the role their stock markets play in financing activities. There is vibrant change throughout the global economy and all of this represents potential investment opportunity.

         Investing beyond the United States can open this world of opportunity, due partly to the dramatic shift in the balance of world markets. In 1970, the United States alone accounted for two-thirds of the value of the world's stock markets. Now, the situation is reversed -- only 35% of global stock market capitalization resides here. There are companies in Southeast Asia that are starting to dominate regional activity; there are companies in Europe that are expanding outside of their traditional markets and taking advantage of faster growth in Asia and Latin America; other companies throughout the world are getting out from under state control and restructuring; developing countries continue to open their doors to foreign investment.

         Stocks in many foreign markets can be attractively priced. The global stock markets do not move in lock step. When the valuations in one market rise, there are other markets that are less expensive. There is also volatility within markets in that some sectors may be more expensive while others are depressed in valuation. A wider set of opportunities can help make it possible to find the best values available.

         International or global investing offers diversification because the investment is not limited to a single country or economy. In fact, many experts agree that investment strategies that include both U.S. and non-U.S.
investments strike the best balance between risk and reward.


                               TRUST ORGANIZATION

                         (See "FUND ORGANIZATION" in the
                                  Prospectus.)


         Each of the AARP Funds is a separate series of a Massachusetts business trust. AARP GNMA and U.S. Treasury Fund, AARP High Quality Bond Fund, and the AARP Bond Fund for Income are series of AARP Income Trust. AARP High Quality Tax Free Money Fund and AARP Insured Tax Free General Bond Fund are series of AARP Tax Free Income Trust which changed its name from AARP Insured Tax Free Income Trust on August 1, 1991. AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP Blue Chip Index Fund, AARP Global Growth Fund, AARP Capital Growth Fund, AARP International Stock Fund and AARP Small Company Stock Fund are series of AARP Growth Trust. Each of the above Trusts was established under a separate Declaration of Trust dated June 8, 1984. AARP High Quality Money Fund is a separate series of the AARP Cash Investment Funds, which was established under a Declaration of Trust dated January 20, 1983. The original name of AARP Cash Investment Funds was Master Investment Services Fund. That name was changed to AARP Money Fund Trust on February 6, 1985, and to its present name on May 24, 1985. AARP Diversified Income Portfolio and AARP Diversified Growth Portfolio are series of AARP Managed Investment Portfolios Trust which was established under a Declaration of Trust on ________________. Each Trust's shares of beneficial interest of $.01 (AARP High Quality Tax Free Money Fund $.001) par value per share are issued in separate series. AARP Cash Investment Funds has three series in addition to AARP High Quality Money Fund that are not currently offered. None of the other Trusts has an existing series which is not currently being offered. Other series may be established and/or offered by the Trusts in the future. Each share of a series represents an interest in that series which is equal to each other share of that series.


         The assets received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to that series and constitute the underlying assets of that series. The underlying assets of each series are segregated on the books of account of the Trust, and are to be charged with the liabilities of that series. The Trustees have determined that expenses with respect to all series in a Trust are to be allocated in proportion to the net asset value, or such other reasonable basis, of the respective series in that Trust except where allocations of direct expenses can otherwise be more fairly made. The officers of each Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to all the series in a Trust. Each Trust's Declaration of Trust provides that allocations so made to each series shall be binding on all persons. While each Declaration of Trust provides that liabilities of a series may be satisfied only out of the assets of that series, it is possible that if a series were unable to meet its obligations, a court might find that the assets of other series in the Trust should satisfy such obligations. In the event of the dissolution or liquidation of a Trust, the holders of the shares of each series are entitled to receive as a class the underlying assets of that series available for distribution to shareholders.

         Shareholders are entitled to one vote per share. Separate votes are taken by each series on all matters except where the 1940 Act requires that a matter be decided by the vote of shareholders of all series of a Trust voting together or where a matter affects only one of the series, in which case only shareholders of that series shall vote thereon. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of each Trust's investment advisory agreement is a matter to be determined separately by each series in that Trust. Approval of the agreement by the shareholders of one series in a Trust is effective as to that series whether or not enough votes are received from the shareholders of other series in the Trust to approve such agreement as to the other series.

         The Trustees of each Trust have the authority to establish additional series and to designate the relative rights and preferences as between the series. All shares issued and outstanding of each series that is offered by a Trust will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus.

         Each Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in any of the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                             MANAGEMENT OF THE FUNDS

                         (See "FUND ORGANIZATION" in the
                                  Prospectus.)


         Each Trust, except AARP Managed Investment Portfolios Trust, has retained Scudder, Stevens & Clark, Inc., a Delaware corporation (the "Fund Manager"), to perform management and investment advisory services for the Funds pursuant to Investment Management and Advisory Agreements with each Trust ("Management Agreement") dated February 1, 1994. AARP Managed Investment Portfolios Trust has retained the Fund Manager to perform management and investment advisory services for the Portfolios pursuant to a Special Servicing Agreement dated ____________.


         Each Management Agreement provides that the Fund Manager will regularly provide, or cause to be provided, to the AARP Funds investment research, advice and supervision and furnish continuously an investment program for the AARP Funds consistent with each Fund's investment objective and policies.

         The Fund Manager assumes responsibility for the compensation and expenses of all officers and executive employees of each Trust and makes available or causes to be made available, without expense to the Trusts, the services of such of its partners, directors, officers and employees as may duly be elected officers or Trustees of a Trust, subject to their individual consent to serve and to any limitations imposed by law, and pays the Trusts' office rent and provides, or causes to be provided, investment advisory, research and statistical facilities and related clerical services. For these services the AARP Funds pay the Fund Manager a monthly fee consisting of a base fee and an individual Fund fee. The base fee is based on average daily net assets of all Funds in the AARP Investment Program, as follows:

           Program Assets                    Annual Rate at Each
             (Billions)                          Asset Level
             ----------                          -----------
              First $2                              0.35%
              Next $2                                0.33
              Next $2                                0.30
              Next $2                                0.28
              Next $3                                0.26
              Next $3                                0.25
              Over $14                               0.24


         Total program assets as of September 30, 1996 were over $___ billion.


         All AARP Funds pay a flat individual Fund fee based on the net assets of that Fund, except AARP Diversified Investment Income Portfolio and AARP Diversified Investment Growth Portfolio.

        The individual Fund fees are as follows:


        AARP High Quality Money Fund, 10/1200 of 1% (or approximately .10 of 1% on an annual basis);
        AARP GNMA and U.S. Treasury Fund, 12/1200 of 1% (or approximately .12 of 1% on an annual basis);
        AARP High Quality Bond Fund, 19/1200 of 1% (or approximately .19 of 1% on an annual basis);
        AARP Bond  Fund for  Income,
        AARP High Quality Tax Free Money Fund, 10/1200 of 1% (or approximately .10 of 1% on an annual basis);
        AARP Insured Tax Free General Bond Fund, 19/1200 of 1% (or approximately .19 of 1% on an annual basis);
        AARP Balanced Stock and Bond Fund, 19/1200 of 1% (or approximately .19 of 1% on an annual basis);
        AARP Growth and Income Fund, 19/1200 of 1% (or approximately .19 of 1% on an annual basis);
        AARP Blue Chip Index Fund, AARP Global Growth Fund, 55/1200 of 1% (or approximately .55 of 1% on an annual basis);
        AARP Capital Growth Fund, 32/1200 of 1% (or approximately .32 of 1% on an annual basis).
        AARP  International  Stock Fund,
        AARP Small Company Stock Fund,
        AARP Diversified Income Portfolio, n/a.
        AARP Diversified Growth Portfolio, n/a.

         The advisory fees from October 1, 1993 to January 31, 1994 under the previous Investment Management and Advisory Agreements and under the present Investment Management Agreement from February 1, 1994 to September 30, 1994 and for the two fiscal years ended September 30, 1996 were as follows:

                                                                    1994              1995             1996
                                                                    ----              ----             ----


          AARP High Quality Money Fund                          $ 1,244,322       $ 1,492,545
          AARP GNMA and U.S. Treasury Fund                       26,198,841        22,095,173
          AARP High Quality Bond Fund                             2,952,999         2,600,629
          AARP Bond Fund for Income**                              n.a.             n.a.              n.a.
          AARP High Quality Tax Free Money Fund                     568,107           493,693
          AARP Insured Tax Free General Bond Fund                 9,944,429         8,813,051
          AARP Balanced Stock and Bond Fund@                        365,435           960,412
          AARP Growth and Income Fund                             9,533,476        12,406,325
          AARP Blue Chip Index Fund**                              n.a.             n.a.              n.a.
          AARP Global Growth Fund*                                 n.a.             n.a.
          AARP Capital Growth Fund                                4,184,437         3,988,023
          AARP International Stock Fund**                          n.a.             n.a.              n.a.
          AARP Small Company Stock Fund**                          n.a.             n.a.              n.a.
          AARP Diversified Income Portfolio**                      n.a.             n.a.              n.a.
          AARP Diversified Growth Portfolio**                      n.a.             n.a.              n.a.


         Each Management Agreement provides that the Fund Manager will reimburse the AARP Funds or the Trust for annual expenses in excess of the lowest expense limitation imposed by the states in which the Funds of the particular Trust are at the time offering their shares for sale, although no payments are required to be made by the Fund Manager pursuant to this reimbursement provision in excess of the annual fee paid by the funds of a Trust to the Fund Manager. Management has been advised that the lowest such limitation is currently 2 1/2% of the first $30,000,000 of such net assets, 2% of the next $70,000,000 of such net assets and 1 1/2% of such net assets in excess of $100,000,000. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitation. The Fund Manager has agreed that its obligation to reimburse the Funds will not be restricted to the amounts of the management fees. Such agreement may be modified or withdrawn without shareholder approval.


         The expense ratios, net of voluntary and statutory fee waivers and reimbursements of expenses, for the periods ended September 30, 1994, 1995 and 1996 were as follows:

                                                                    1994              1995             1996
                                                                    ----              ----             ----
          AARP High Quality Money Fund                              1.13%             .98%
          AARP GNMA and U.S. Treasury Fund                           .66              .67
          AARP High Quality Bond Fund                                .95              .95
          AARP Bond Fund for Income**                                n.a.              n.a.             n.a.
          AARP High Quality Tax Free Money Fund                      .90              .87
          AARP Insured Tax Free General Bond Fund                    .68              .69
          AARP Balanced Stock and Bond Fund@                        1.31              1.01
          AARP Growth and Income Fund                                .76              .72
          AARP Blue Chip Index Fund**                               n.a.              n.a.             n.a.
          AARP Global Growth Fund*                                  n.a.              n.a.
          AARP Capital Growth Fund                                   .97              .95
          AARP International Stock Fund**                           n.a.              n.a.             n.a.
          AARP Small Company Stock Fund**                           n.a.              n.a.             n.a.
          AARP Diversified Income Portfolio**                       n.a.              n.a.             n.a.
          AARP Diversified Growth Portfolio**                       n.a.              n.a.             n.a.


         For the fiscal years ended September 30, 1994, 1995 and 1996, the reimbursements by the Fund Manager based on the expense limitation then in effect were as follows:

                                                                    1994              1995             1996
                                                                    ----              ----             ----
          AARP High Quality Money Fund                               --               --
          AARP GNMA and U.S. Treasury Fund                           --               --
          AARP High Quality Bond Fund                                --               --
          AARP Bond Fund for Income**                               n.a.              n.a.             n.a.
          AARP High Quality Tax Free Money Fund                    $8,083             --
          AARP Insured Tax Free General Bond Fund                    --               --
          AARP Balanced Stock and Bond Fund@                         --               --
          AARP Growth and Income Fund                                --               --
          AARP Blue Chip Index Fund**                               n.a.              n.a.             n.a.
          AARP Global Growth Fund*                                  n.a.              n.a.
          AARP Capital Growth Fund                                   --               --
          AARP International Stock Fund**                           n.a.              n.a.             n.a.
          AARP Small Company Stock Fund**                           n.a.              n.a.             n.a.
          AARP Diversified Income Portfolio**                       n.a.             n.a..             n.a.
          AARP Diversified Growth Portfolio**                       n.a.              n.a.             n.a.


@    AARP Balanced Stock and Bond Fund commenced operations on February 1, 1994.
*    AARP Global Growth Fund commenced operations on February 1, 1996.

** AARP Bond Fund for Income, AARP Blue Chip Index Fund, AARP International Stock Fund, AARP Small Company Stock Fund, AARP Diversified Income Portfolio and AARP Diversified Growth Portfolio commenced operations on February 1, 1997.


         If reimbursement is required, it will be made as promptly as practicable after the end of each Trust's fiscal year. However, no fee payment will be made to the Fund Manager during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro rata expense limitation at the time of such payment. The amortization of organizational costs is described herein under "ADDITIONAL INFORMATION-- Other Information."

         Under the Management Agreements, each Trust is responsible for all of its other expenses including organizational expenses; clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; any fees for portfolio pricing paid to a pricing agent; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing share certificates, if any, and any other expenses including clerical expenses of issue, redemption or repurchase of shares; the expenses and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Fund Manager, Scudder, Stevens & Clark, Inc., AARP Financial Services Corporation or AARP; the cost of preparing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Each Trust may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Trust. Each Trust is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. The custodian agreement for each Trust provides that the custodian shall compute the net asset value for that Trust.

         Each Management Agreement provides that the Fund Manager shall not be required to pay expenses of distribution of the Funds' shares to the extent that
(i) such distribution expenses are, pursuant to a written contract, to be borne by a principal underwriter of the Trust ("Scudder Investor Services, Inc." is principal underwriter for the AARP Trusts), (ii) the Trust shall have adopted a plan in conformity with Rule 12b-1 under the 1940 Act ("Rule 12b-1 plan") providing for the Trust (or the Funds or some other party) to assume some or all of such expenses, or (iii) such expenses are required to be paid by Scudder, Stevens & Clark, Inc. To the extent such expenses of distribution are not to be borne by a principal underwriter, or are not permitted to be paid by the Trust (or a Fund or such other party) pursuant to a Rule 12b-1 plan, they are to be assumed by the Fund Manager. (The adoption of a Rule 12b-1 plan by a Trust would require the approval of the Trustees, including a majority of those Trustees who are not interested persons of the Trust, and of a majority of the outstanding voting securities of each Fund.)

         The Management Agreements for all Funds except AARP Global Growth Fund, AARP Bond Fund for Income, AARP Blue Chip Index Fund, AARP International Stock Fund, and AARP Small Company Stock Fund will remain in effect until August 31, 1997 and from year to year thereafter only if their continuance is specifically approved at least annually by the vote of a majority of those Trustees who are not parties to such Agreements or "interested persons" of the Fund Manager, Scudder, Stevens & Clark, Inc. or the particular Trust cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or, with respect to each Fund, by a majority of the outstanding voting securities of that Fund. The Supplement to Investment Management Agreement for the AARP Global Growth Fund will remain in effect until August 31, 1997 and from year to year thereafter only if its continuance is specifically approved at least annually by the vote of a majority of those Trustees who are not parties to such Agreement or "interested persons" of the Fund Manager, Scudder, Stevens & Clark, Inc. or the particular Trust cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or, by a majority of the outstanding voting securities of the AARP Global Growth Fund. The Supplement to Investment Management Agreement for the AARP Bond Fund for Income, AARP Blue Chip Index Fund, AARP International Stock Fund, and AARP Small Company Stock Fund will remain in effect until _____________ and from year to year thereafter only if its continuance is specifically approved at least annually by the vote of a majority of those Trustees who are not parties to such Agreement or "interested persons" of the Fund Manager, Scudder, Stevens & Clark, Inc. or the particular Trust cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or, by a majority of the outstanding voting securities of the particular AARP Fund. In the event a Management Agreement is approved by the shareholders of one of the Funds but not by the shareholders of the other Fund, the Management Agreement will continue in effect as to the former Fund but not the latter. The Management Agreements for all Funds except AARP Global Growth Fund were last approved by the Trustees (including a majority of the Trustees who are not "interested persons") on June 18, 1996 and by the shareholders on January 13, 1994. The Supplement to Investment Management Agreement for AARP Global Growth Fund dated February 1, 1996 was approved by the Trustees on December 13, 1995 and by the initial shareholder on January 24, 1996. The Supplement to Investment Management Agreement for the AARP Bond Fund for Income, AARP Blue Chip Index Fund, AARP International Stock Fund and AARP Small Company Stock Fund, dated ____________ was approved by the Trustees on ______________ and by the initial shareholder of each Fund on ____________. Each Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         A Special Servicing Agreement (the "Service Agreement") has been entered into among the Fund Manager, the Underlying AARP Mutual Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc. and the AARP Managed Investment Portfolios Trust on _____________. Under the Service Agreement, the Fund Manager will arrange for all services pertaining to the operation of the Trust including the services of Scudder Service Corporation and Scudder Fund Accounting Corporation to act as Shareholder Servicing Agent and Fund Accounting Agent, respectively, for each Portfolio. In addition, the Service Agreement will provide that, if the officers of any Underlying AARP Mutual Fund, at the direction of the Board of Trustees, determine that the aggregate expenses of a Portfolio are less than the estimated savings to the Underlying AARP Mutual Fund from the operation of that Portfolio, the Underlying AARP Mutual Fund will bear those expenses in proportion to the average daily value of its shares owned by that Portfolio. No Underlying AARP Mutual Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying AARP Mutual Funds and the resulting reduction in shareholder servicing costs. In this regard, the shareholder servicing costs to any Underlying AARP Mutual Fund for servicing one account registered to the Trust would be significantly less than the cost to that same Underlying AARP Mutual Fund of servicing the same pool of assets contributed in the typical fashion by a large group of individual shareholders owning small accounts in each Underlying AARP Mutual Fund.

         Based on actual expense data from the Underlying AARP Mutual Funds and certain very conservative assumptions with respect to the Trust, the Fund Manager, the Underlying AARP Mutual Funds, Scudder Service Corporation, Scudder Investor Services, Inc., Scudder Fund Accounting Corporation, Scudder Trust Company and the Series anticipate that the aggregate financial benefits to the Underlying AARP Mutual Funds from these arrangements will exceed the costs of operating the Portfolios. If such turns out to be the case, there will be no charge to the Trust for the services under the Service Agreement. Rather, in accordance with the Service Agreement, such expenses will be passed through to the Underlying AARP Mutual Funds in proportion to the value of each Underlying AARP Mutual Fund's shares held by each Portfolio.

         In the event that the aggregate financial benefits to the Underlying AARP Mutual Funds do not exceed the costs of a Portfolio, the Fund Manager will pay, on behalf of that Portfolio, that portion of costs, as set forth herein, determined to be greater than the benefits. The determination of whether and the extent to which the benefits to the Underlying AARP Mutual Funds from the organization of the Trust will exceed the costs to such funds will be made based upon the analysis criteria set forth in the Order. This cost-benefit analysis was initially reviewed by the Trustees of the Underlying AARP Mutual Funds before participating in the Service Agreement. For future years, there will be an annual review of the Service Agreement to determine its continued appropriateness for each Underlying AARP Mutual Fund.

         Certain non-recurring and extraordinary expenses will not be paid in accordance with the Service Agreement including: the fees and costs of actions, suits or proceedings and any penalties or damages in connection therewith, to which a Portfolio may incur directly, or may incur as a result of its legal obligation to provide indemnification to its officers, trustees and agents; the fees and costs of any governmental investigation and any fines or penalties in connection therewith; and any federal, state or local tax, or related interest penalties or additions to tax, incurred, for example, as a result of the Portfolios' failure to distribute all of its earnings, failure to qualify under subchapter M of the Internal Revenue Code, or failure to timely file any required tax returns or other filings. Under unusual circumstances, the parties to the Service Agreement may agree to exclude certain other expenses.

         Scudder, Stevens & Clark, Inc. is one of the most experienced investment management firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual Fund to the public. In 1953, Scudder introduced Scudder International Fund, the first Fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The principal source of the Fund Manager's income is professional fees received from providing continuous investment advice, and the firm derives no income from banking, brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Portfolio Trust, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc., and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Fund Manager maintains a large research department, which conducts continuous studies of the factors that affect the condition of various industries, companies and individual securities. In this work, the Fund Manager utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Fund Manager, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

         Certain investments may be appropriate for more than one Fund and also for other clients advised by the Fund Manager. Investment decisions for each Fund and for other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one Fund or client or in different amounts and at different times for more than one but less than all Funds or other clients. Likewise, a particular security may be bought for one or more Funds or clients when one or more other Funds or clients are selling the security. In addition, purchases or sales of the same security may be made for two or more Funds or clients on the same date. In such event such transactions will be allocated among the Funds and/or clients in a manner believed by the Fund Manager to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other Funds or clients of the Fund Manager in the interest of most favorable net results to the particular Fund.

         Each Management Agreement provides that the Fund Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with matters to which the respective agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Fund Manager in the performance of its duties or from reckless disregard by the Fund Manager of its obligations and duties under the respective agreement.

         In reviewing the terms of each Management Agreement and in discussions with the Fund Manager concerning such agreements, the Trustees of each Trust who are not "interested persons" of that Trust have been represented by independent counsel at the Trust's expense. Dechert Price & Rhoads acts as general counsel for the Trusts.

         Pursuant to a Member Services Agreement with the Fund Manager, dated February 1, 1994, AARP Financial Services Corp. ("AFSC") provides the Fund Manager with nondistribution related service and advice primarily concerning designing and tailoring the AARP Investment Program from Scudder and its Funds to meet the needs of AARP's members on an ongoing basis. AARP Financial Services Corp. receives, as compensation for its services, a Monthly Member Services fee. The fee paid to AFSC is calculated on a daily basis and depends on the level of total assets of the AARP Investment Program. The fee rate decreases as the level of total assets increases. The fee rate for each level of assets is .07 of 1% for the first $6 billion, .06 of 1% for the next $10 billion and .05 of 1% thereafter.

         The Member Services Agreement will remain in effect until August 31, 1997 and from year to year thereafter only if its continuance is specifically approved at least annually by the vote of a majority of those Trustees who are not "interested persons" of the Fund Manager, AFSC, or the Funds cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or, with respect to each Fund, by a majority of the outstanding voting securities of that Fund. The continuance of the Member Services Agreement was last approved by the Trustees (including a majority of the Trustees who are not such "interested persons") on June 18, 1996 and by shareholders on January 13, 1994. The Member Services Agreement may be terminated at any time without payment of penalty by the Funds on sixty days' written notice, or by AFSC upon six months' notice to the Funds and to the Fund Manager, and automatically terminates in the event of its assignment or the assignment of the Management Agreement.


         Pursuant to a Service Mark License Agreement, dated March 20, 1996 among the Trusts, except for AARP Managed Investment Portfolios Trust, the Fund Manager and AARP, use of the AARP service marks by a Trust and its Funds will be terminated, unless otherwise agreed to by AARP, upon termination of that Trust's Management Agreement.


         Officers and employees of the Fund Manager from time to time may have transactions with various banks, including the AARP Funds' custodian bank. It is the Fund Manager's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         None of the officers or Trustees of a Trust may have dealings with that Trust as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Funds.

Personal Investments by Employees of Scudder

     Employees of Scudder are permitted to make personal securities transactions, subject to requirements and restrictions set forth in Scudder's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS


                                                                                               Position with
                                                                                               Underwriter,
Name, Age                             Position              Principal                          Scudder Investor
and Address                           with Trusts           Occupation**                       Services, Inc.
-------------------------------------------------------------------------------------------------------------

Cuyler W. Findlay#* (63)              Chairman of the       Managing Director of Scudder,     --
                                      Board and Trustee     Stevens & Clark, Inc.

Horace B. Deets+* (58)                Vice Chairman and     Executive Director, American      --
                                      Trustee               Association of Retired Persons

Linda Coughlin#* (45)                 President and         Managing Director of Scudder,      Director and Senior
                                      Trustee               Stevens & Clark, Inc.              Vice President

Carole Lewis Anderson (52)            Trustee               President, MASDUN Capital          --
3616 Reservoir Road, N.W.                                   Advisors; Formerly Principal,
Washington, DC                                              Suburban Capital Markets, Inc.;
                                                            Director, VICORP Restaurants,
                                                            Inc.; Member of the Board,
                                                            Association for Corporate Growth
                                                            of Washington, D.C.; Trustee,
                                                            Hasbro Children's Foundation and
                                                            Mary Baldwin College

Adelaide Attard (66)                  Trustee               Gerontology Consultant; Member,    --
270-28N Grand Central Parkway                               New York City Department of
Floral Park, NY                                             Aging Advisory Council--
                                                            Appointed by Mayor (1995); Board
                                                            Member, American Association on
                                                            International Aging (1981 to
                                                            present); Commissioner, County
                                                            of Nassau, New York, Dept. of
                                                            Senior Citizen Affairs
                                                            (1971-1991); Chairperson,
                                                            Federal Council on Aging
                                                            (1981-1986)

Cyril F. Brickfield+* (78)            Trustee               Honorary President and Special    --
                                                            Counsel, American Association of
                                                            Retired Persons

Robert N. Butler, M.D. (70)           Trustee               Director, International           --
211 Central Park West                                       Longevity Center and Professor
Apt. 7F                                                     of Geriatrics and Adult
New York, NY                                                Development; Chairman, Henry L.
                                                            Schwartz Department of
                                                            Geriatrics and Adult
                                                            Development, Mount Sinai Medical
                                                            Center (1982 to present);
                                                            Formerly Director, National
                                                            Institute on Aging, National
                                                            Institute of Health (1976-1982)


                                                                                               Position with
                                                                                               Underwriter,
Name, Age                             Position              Principal                          Scudder Investor
and Address                           with Trusts           Occupation**                       Services, Inc.
-------------------------------------------------------------------------------------------------------------


Esther Canja+* (69)                   Trustee               Vice President, American          --
                                                            Association of Retired Persons;
                                                            Trustee and Chair, AARP Group
                                                            Health Insurance Plan; Board
                                                            Liaison, National Volunteer
                                                            Leadership Network Advisory
                                                            Committee; Chair, Board
                                                            Operations Committee; AARP State
                                                            Director of Florida (1990-1992)

Edgar R. Fiedler (67)                 Trustee               Vice President and Economic       --
845 Third Ave.                                              Counselor, The Conference Board,
New York, NY                                                Inc.

Lt. Gen. Eugene P. Forrester (70)     Trustee               Lt. General (Retired), U.S.       --
1101 S. Arlington Ridge Rd.                                 Army; International Trade
Arlington, VA                                               Counselor (1983 to present);
                                                            Consultant

Wayne F. Haefer* (60)                 Trustee               Director, Membership Division of  --
                                                            AARP; Formerly Secretary,
                                                            Employee's Pension and Welfare
                                                            Trusts of AARP and Retired
                                                            Persons Services, Inc.

George L. Maddox, Jr. (71)            Trustee               Professor Emeritus and Director,  --
P.O. Box 2920                                               Long Term Care Resources
Duke Univ. Medical Center                                   Program, Duke University Medical
Durham, NC                                                  Center; Professor Emeritus of
                                                            Sociology, Departments of
                                                            Sociology and Psychiatry, Duke
                                                            University

Robert J. Myers (84)                  Trustee               Actuarial Consultant (1983-        --
9610 Wire Ave.                                              present); Formerly Chairman,
Silver Spring, MD                                           Commission on Railroad
                                                            Retirement Reform (1988-90);
                                                            Deputy Commissioner, Social
                                                            Security Administration
                                                            (1981-1982); Member, National
                                                            Commission on Social Security
                                                            (1978-1981); Formerly Executive
                                                            Director, National Commission on
                                                            Social Security Reform
                                                            (1982-1983); Director: NASL
                                                            Series Trust, Inc. and North
                                                            American Funds, Inc.; Member,
                                                            Prospective Payment Assessment
                                                            Commission.


                                                                                               Position with
                                                                                               Underwriter,
Name, Age                             Position              Principal                          Scudder Investor
and Address                           with Trusts           Occupation**                       Services, Inc.
-------------------------------------------------------------------------------------------------------------


James H. Schulz (60)                  Trustee               Professor of Economics and         --
158 Scruton Pond Road                                       Kirstein Professor of Aging
Barrington, NH                                              Policy, Policy Center on Aging,
                                                            Florence Heller School, Brandeis
                                                            University

Gordon Shillinglaw (71)               Trustee               Professor Emeritus of              --
196 Villard Ave.                                            Accounting, Columbia University
Hastings-on-Hudson, NY                                      Graduate School of Business

Thomas W. Joseph## (57)               Vice President        Principal of Scudder, Stevens &    Vice President,
                                                            Clark, Inc.                        Director, Treasurer and
                                                                                               Assistant Clerk

David S. Lee## (63)                   Vice President and    Managing Director of Scudder,      President, Assistant
                                      Assistant Treasurer   Stevens & Clark, Inc.              Treasurer and Director

Thomas F. McDonough## (50)            Vice President and    Principal of Scudder, Stevens &    Clerk
                                      Assistant Secretary   Clark, Inc.

Pamela A. McGrath## (43)              Vice President and    Managing Director of Scudder,     --
                                      Treasurer             Stevens & Clark, Inc.

Edward J. O'Connell# (51)             Vice President and    Principal of Scudder, Stevens &    Assistant Treasurer
                                      Assistant Treasurer   Clark, Inc.

James W. Pasman## (44)                Vice President        Principal of Scudder, Stevens &   --
                                                            Clark, Inc.

Kathryn L. Quirk# (44)                Vice President and    Managing Director of Scudder,      Senior Vice President
                                      Secretary             Stevens & Clark, Inc.

Howard Schneider# (39)                Vice President        Managing Director of Scudder,     --
                                                            Stevens & Clark, Inc.

Cornelia M. Small# (52)               Vice President        Managing Director of Scudder,     --
                                                            Stevens & Clark, Inc.


* Messrs. Brickfield, Deets, Findlay, Haefer and Ms. Canja and Ms. Coughlin are Trustees of each of the Trusts and are considered by the Trusts and their counsel to be persons who are "interested persons" of the Trusts (within the meaning of the 1940 Act).
** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
#    Address: 345 Park Avenue, New York, New York
##   Address: Two International Place, Boston, Massachusetts
+    Address: 601 E Street, N.W., Washington, D.C.

         As of December 31, 1996, all Trustees and officers of the Funds as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act) less than 1% of the outstanding shares of each Fund. To the best of the Trusts' knowledge as of December 31, 1996 no person owned beneficially more than 5% of the outstanding shares of any of the Trusts.


                                  REMUNERATION


         Several of the officers and Trustees of the Trusts may be officers or employees of Scudder, Stevens & Clark, Inc., Scudder Service Corporation, Scudder Investor Services, Inc., or Scudder Trust Company and will participate in the fees received by such entities. No individual affiliated with AARP will participate directly in any such fees. The Trusts pay no direct remuneration to any officer of the Trusts. However, each of the Trustees who is not affiliated with Scudder, Stevens & Clark, Inc. or AARP will be paid by the Trust(s) for which he or she serves as Trustee. Until September 30, 1996, each of these unaffiliated Trustees received an annual fee of $2000 from each Fund for which he or she serves plus $270 for each Trustees' meeting and $200 for each audit committee meeting or meeting held for the purpose of considering arrangements between the Fund and the Fund Manager or any of its affiliates attended. Each unaffiliated Trustee also received $100 per committee meeting, other than an audit committee meeting, attended. If any such meetings are held jointly with meetings of one or more mutual funds advised by the Fund Manager, a maximum fee of $800 for meetings of the Board, meetings of the unaffiliated members of the Board for the purpose of considering arrangements between the Fund and the Fund Manager or any of its affiliates or the audit committees of such Funds, and $400 for all other committee meetings or meetings of the unaffiliated members of the Board is paid, to be divided equally among the Funds. Effective October 1, 1996, each unaffiliated Trustee will receive an annual retainer of $10,000 for serving as a Trustee of the AARP Investment Program. In addition, each Trustee will receive for each Fund on which they serve, a fee of $175 for attending each Trustees' meeting; $150 for attending each audit and contract committee meeting; $100 for attending each nominating committee meeting; and $125 for attending each additional committee meeting. For the year ended September 30, 1996, the Trustees' fees and expenses for nine of the Funds were as follows:

                   Fund                         Expense
                   ------------------------------------


 AARP High Quality Money Fund AARP GNMA and U.S. Treasury Fund AARP High Quality Bond Fund AARP High Quality Tax Free Money Fund AARP Insured Tax Free General Bond Fund AARP Balanced Stock and Bond Fund AARP Growth and Income Fund AARP Global Growth Fund AARP Capital Growth Fund


The  following  table  shows  the  aggregate   compensation   received  by  each
unaffiliated Trustee from each Trust and from all AARP Trusts and Scudder Fund complex for the year ended December 31, 1996.

                             AARP Cash      AARP Income    AARP Tax Free                      All AARP Trusts and
                          Investment Fund      Trust        Income Trust         AARP               Scudder
Name                                                                         Growth Trust         Fund Complex
--------------------------------------------------------------------------------------------------------------
Carole L. Anderson                                                                                 (__ funds)

Adelaide Attard                                                                                    (__ funds)

Robert N. Butler                                                                                   (__ funds)

Mary Johnston Evans                                                                                (__ funds)

Edgar R. Fiedler                                                                                   (__ funds)

Eugene P. Forrester                                                                                (__ funds)

William B. Macomber                                                                                (__ funds)

George L. Maddox, Jr.                                                                              (__ funds)



                             AARP Cash      AARP Income    AARP Tax Free                      All AARP Trusts and
                          Investment Fund      Trust        Income Trust         AARP               Scudder
Name                                                                         Growth Trust         Fund Complex
--------------------------------------------------------------------------------------------------------------

Robert J. Myers                                                                                    (__ funds)

James H. Schulz                                                                                    (__ funds)

Gordon Shillinglaw                                                                                 (__ funds)

+     AARP Diversified  Investment Income Portfolio and AARP Diversified  Investment  Growth Portfolio,  series of AARP
      Investment Portfolio Trust, commenced operations on February 1, 1997.
      AARP Cash Investment Fund consists of one Fund:  AARP High Quality Money Fund.
      AARP Income Trust consists of three Funds:  AARP GNMA and U.S.  Treasury  Fund,  AARP High Quality Bond Fund, and
      AARP Bond Fund for Income.*
      AARP Tax Free Income  Trust  consists of two Funds:  AARP High  Quality Tax Free Money Fund and AARP  Insured Tax
      Free General Bond Fund.
      AARP Growth Trust consists of seven Funds:  AARP Balanced  Stock and Bond Fund,  AARP Blue Chip Index Fund,* AARP
      Growth and Income Fund, AARP Global Growth Fund,* AARP Capital Growth Fund, AARP  International  Stock Fund,* and
      AARP Small Company Stock Fund.*

*     AARP Global Growth Fund commenced  operations on February 1, 1996. AARP Bond Fund for Income,  AARP Blue Chip Index
      Fund, AARP International Stock Fund, and AARP Small Company Stock Fund commenced operations on February 1, 1997.

**    Mr. Fiedler received $______ through a deferred  compensation  program.  As of December 31, 1996, Mr. Fiedler had a total of $______  accrued in a deferred  compensation  program for serving on the Board of Directors of Scudder
      Institutional Fund, Inc. and Scudder Fund, Inc.


                                   DISTRIBUTOR

         Each of the Trusts has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of Scudder, Stevens & Clark, Inc., a Delaware corporation. The underwriting agreements dated September 4, 1985 will remain in effect until August 31, 1997 and from year to year thereafter only if their continuance is approved annually by a majority of the members of the Board of Trustees of each Trust who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees of each Trust or a majority of the outstanding voting securities of each Trust.

         Under each Trust's principal underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker or dealer; the fees and expenses of preparing, printing and mailing prospectuses (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications (including newsletters) to shareholders of the Trust; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issue taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); and the cost of printing and postage of business reply envelopes.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of shares of the Funds to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Funds to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of customer service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by each Trust.

         Note: Although each Trust does not currently have a Rule 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreements provide that the Trust will also pay those fees and expenses permitted to be paid or assumed by that Trust pursuant to a Rule 12b-1 Plan, if any, adopted by each Trust, notwithstanding any other provision to the contrary in the underwriting agreement and each Trust or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

         As agent, the Distributor currently offers shares of the Funds to investors in all states. Each underwriting agreement provides that the Distributor accepts orders for shares at net asset value because no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of any of the Funds.

                                      TAXES

 (See "ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES" in the Prospectus.)


         Each AARP Fund has qualified and intends to elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code (the "Code"), as amended, since its inception and intends to continue to so qualify. (Such qualification does not involve supervision of management or investment practices or policies by a government agency.) In any year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, and at least 90% of its net tax-exempt income, if any, the Fund generally is not subject to Federal income tax to the extent that it distributes to shareholders its investment company taxable income and net realized capital gains in the manner required under the Code.


         Each AARP Fund must distribute its taxable income according to a prescribed formula and will be subject to a 4% nondeductible excise tax on amounts not so distributed. The formula requires a Fund to distribute each calendar year at least 98% of its ordinary income (excluding tax-exempt income) for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 of such year, and any ordinary income and capital gains for prior years that was not previously distributed.

         To qualify under Subchapter M, gains from the sale of stock, securities and certain options, futures and forward contracts held for less than three months must be limited to less than 30% of each Fund's annual gross income. Moreover, short-term gains (i.e., gains from the sale of securities held for one year or less) are taxed as ordinary income when distributed to shareholders. Options, futures and forward activities of the AARP Funds may increase the amount of the short-term gains and gains that are subject to the 30% limitation.

         The determination of the nature and amount of investment company taxable income of a Fund will be based solely on the transactions in, and on the income received and expenses incurred by or allocated to, the Fund. Each AARP Fund intends to offset any realized net capital gains against any capital loss carryforward before making capital gains distributions to shareholders.

         Distributions of any investment company taxable income (which includes interest, dividends and the excess of net short-term capital gain over net long-term capital loss, less expenses) are taxable to shareholders as ordinary income.

         Generally, each Fund will distribute any net capital gains (the excess of its net realized long-term capital gain over its net realized short-term capital loss). If a Fund retains its net capital gains for investment, requiring Federal income tax to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to its shareholders. As a result, shareholders (a) will be required to include in income for Federal income tax purposes, as long-term capital gains, their proportionate share of such undistributed amounts and (b) will be entitled to credit their proportionate share of the Federal income tax paid thereon by the Fund against their Federal income tax liability. In the case of shareholders whose long-term capital gains would be taxed at a lower rate, the amount of the credit for tax paid by a Fund in excess of the shareholder's actual tax on capital gains may be applied to reduce the net amount of tax otherwise payable by such shareholders in respect of their other income or, if no tax is payable, the excess may be refunded. For Federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between its pro rata share of such gains and its tax credit. If a Fund retains net capital gains, it may not be treated as having met the excise tax distribution requirement.

         Distributions of net capital gains are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains by a Fund will be taxable as described above, whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date.

         Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a return of capital upon distribution which will nevertheless be taxable to them.

         Shareholders who redeem, sell or exchange shares of a Fund may realize gain or loss if the proceeds are more or less than the shareholder's purchase price. Such gain or loss generally will be a capital gain or loss if the Fund shares were capital assets in the hands of the shareholder, and generally will be long- or short-term, depending on the length of time the Fund shares were held. However, if a shareholder realizes a loss on the sale of a share held at the time of sale for six months or less, such loss will be treated as long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. A gain realized on a redemption, sale or exchange will not be affected by a reacquisition of shares. A loss realized on a redemption, sale or exchange, however, will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         Equity options (including options on stock and options on narrow-based stock indexes) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend in the case of a lapse or sale of the option on the Fund's holding period for the option and in the case of an exercise of a put option on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security of the Fund. If a Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option written by a Fund is exercised, the character of the gain or loss depends on the holding period of the underlying security. The exercise of a put option written by a Fund is not a taxable transaction for the Fund.

         Many futures contracts, certain foreign currency forward contracts and all listed nonequity options (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) will constitute "section 1256 contracts." Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or losses. Also, section 1256 contracts held by the Funds at the end of each taxable year (and, for purposes of the 4% excise tax, on October 31) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60% long-term and 40% short-term capital gain or loss. Under
Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options, and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income.

         Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by a Fund.

         Positions of a Fund which consist of at least one position not governed by Section 1256 and at least one futures contract, foreign currency forward contract or nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         Proposed regulations have been issued which may allow the Fund to make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares. No mark to market losses may be recognized. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a Fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by those countries.

         Certain of the debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Original issue discount represents interest for Federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Funds, original issue discount earned in a given year generally is treated for Federal income tax purposes as income earned by the Funds, and therefore is subject to the distribution requirements of the Code. The amount of income earned by the Funds is determined on the basis of a constant yield to maturity which takes into account at least semi-annual or annual compounding (depending on the date of the security) of accrued interest.

         In addition, some of the debt securities may be purchased by the Funds at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of many debt securities, including tax-exempt securities having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Funds at a constant rate over the time remaining to the debt security's maturity or, at the election of the Funds, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

         The Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. All such distributions and proceeds may be subject to withholding of Federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under Federal income tax laws. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

         In addition to Federal taxes, shareholders of the Funds may be subject to state and local taxes on distributions from the Funds. Under the laws of certain states, distributions of investment company taxable income are taxable to shareholders as dividend income even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations which, if received directly by the resident of such state, would be exempt from such state's income tax. Shareholders should consult their own tax advisers with respect to the tax status of distributions from the Funds in their own state and localities.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, Trusts and estates). Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that such a shareholder would be subject to a U.S. withholding tax at a rate of 31% (or at a lower rate under a tax treaty) on amounts constituting ordinary income to him or her.

         Special Information Regarding AARP High Quality Tax Free Money Fund and AARP Insured Tax Free General Bond Fund: Each of the AARP Tax Free Income Funds intends to qualify to pay "exempt-interest dividends" to its shareholders. Each Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities of states, U.S. possessions, their political subdivisions, and the District of Columbia, the interest on which is exempt from Federal tax. To the extent that the Funds' dividends distributed to shareholders are derived from earnings on interest income exempt from Federal tax and are designated as "exempt-interest dividends" by the Funds, they will be excludable from a shareholder's gross income for Federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their Social Security benefits. In addition, interest on certain municipal obligations (private activity bonds) will be treated as a preference item for purposes of calculating the alternative minimum tax for individuals and for corporations. Similarly, income distributed by the Funds, including exempt-interest dividends, may constitute an adjustment to alternative minimum taxable income of corporate shareholders. The Funds do not intend to purchase any private activity bonds. The Funds will inform shareholders annually as to the portion of the distributions from the Funds which constituted "exempt-interest dividends."

         To the extent that the Funds' dividends are derived from interest on their temporary taxable investments or from an excess of net short-term capital gain over net long-term capital loss, they are considered ordinary taxable income for Federal income tax purposes. Distributions, if any, of net long-term capital gains from the sale of securities are taxable at long-term capital gain rates regardless of the length of time the shareholder has owned Fund shares. However, if a shareholder realizes a loss on the sale of a share held at the time of sale for six months or less, such loss will be treated as long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, a loss realized by a shareholder on the sale of shares of the Funds with respect to which exempt-interest dividends have been paid will be disallowed if such shares have been held by the shareholder for six months or less (to the extent of exempt-interest dividends paid).

         Under the Code, a shareholder's interest expense deductions with respect to indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as either of the AARP Tax-Free Funds, may be limited. In addition, under rules issued by the Internal Revenue Service for determining when borrowed Funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed Funds even though the borrowed Funds are not directly traceable to the purchase of shares.

         Opinions relating to the validity of municipal securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuer. Neither AARP, the Fund Manager, nor Counsel to the Funds makes any review of proceedings relating to the issuer of municipal securities or the bases of such opinions.

         The foregoing description regarding the AARP Tax-Free Funds relates only to Federal income tax law. Investors should consult with their tax advisers as to exemption from other state or local law. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Funds.

                        BROKERAGE AND PORTFOLIO TURNOVER

Brokerage Commissions

         To the maximum extent feasible the AARP Funds' investment adviser will place orders for portfolio transactions through the Distributor, which in turn will place orders on behalf of the AARP Funds with other brokers and dealers. The Distributor receives no commission, fees or other remuneration from the Funds for this service.
Allocation of brokerage is supervised by the Fund Manager.

         Purchases and sales of fixed-income securities for the AARP Funds are generally placed by the Fund Manager with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The primary objective of the Fund Manager in placing orders for the purchase and sale of assets for the AARP Funds' portfolios is to obtain the most favorable net results, taking into account such factors as price, commission (which is negotiable in the case of national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. The Fund Manager seeks to evaluate the overall reasonableness of brokerage commissions paid through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the AARP Funds to reported commissions paid by others. The Fund Manager reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.


         AARP Diversified Portfolio Investments are made directly in Underlying AARP Funds with no commission.


         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Fund Manager's practice to place such orders with brokers and dealers who supply market quotations to Scudder Fund Accounting Corporation for appraisal purposes, or who supply research, market and statistical information to the Funds or the Fund Manager. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and concerning the performance of accounts. The Fund Manager is not authorized, when placing portfolio transactions for the AARP Funds, except for the AARP Growth Funds, to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Fund Manager will not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of the Funds. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Subject to obtaining the most favorable results, the Fund Manager may place particular transactions through the Distributor, with the net commission or fee being credited against the fee payable to the Fund Manager. The Distributor, however, does not intend to engage in a general brokerage business. Also subject to obtaining the most favorable net results, the Fund Manager may place brokerage transactions with Bear, Stearns & Co.

         Although certain research, market and statistical information from brokers and dealers can be useful to the AARP Funds and to the Fund Manager, it is the opinion of the Fund Manager that such information is only supplementary to its own research effort since the information must still be analyzed, weighed, and reviewed by the Fund Manager's staff. Such information may be useful to the Fund Manager in providing services to clients other than the AARP Funds, and not all such information is used by the Fund Manager in connection with the AARP Funds. Conversely, such information provided to the Fund Manager by brokers and dealers through whom other clients of the Fund Manager effect securities transactions may be useful to the Fund Manager in providing services to the AARP Funds.


         For the fiscal years ended September 30, 1994, 1995 and 1996 the AARP Growth and Income Fund paid brokerage commissions of $2,319,113, $1,690,604 and $___________ and the AARP Capital Growth Fund paid brokerage commissions of $1,156,320, $2,636,662, and $___________, both respectively. For the fiscal period ended September 30, 1994, and for the fiscal years ended September 30, 1995 and 1996, the AARP Balanced Stock and Bond Fund paid brokerage commissions of $152,376, $149,816, and $__________, respectively. For the fiscal period February 1, 1996 (commencement of operations) until September 30, 1996, the AARP Global Growth Fund paid brokerage commissions of $__________. In the fiscal year ended September 30, 1996, $__________ (___%) of the total brokerage commissions paid by AARP Growth and Income Fund and $____________ (___%) by AARP Capital Growth Fund resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Funds or the Fund Manager. The amount of such transactions aggregated $_____________ for the AARP Capital Growth Fund, (___% of all brokerage transactions) and $____________ (___%) of all brokerage transactions) for the AARP Growth and Income Fund. The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or other special factors. For the fiscal year ended September 30, 1996, $________ (___%) of the total brokerage commissions paid by AARP Balanced Stock and Bond Fund resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Funds or the Fund Manager. The amount of such transactions aggregated $_____________ for AARP Balanced Stock and Bond Fund, (___% of all brokerage transactions). For the fiscal period ended September 30, 1996, $________ (___%) of the total brokerage commissions paid by AARP Global Growth Fund resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Funds or the Fund Manager. The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or other special factors.


         The Trustees review from time to time whether the recapture for the benefit of the Funds of some portion of the brokerage commissions or similar fees paid by the Funds on portfolio transactions is legally permissible and advisable. To date, no recapture has been effected.


Portfolio Turnover

         Fund   securities   may  be  sold  to  take   advantage  of  investment
opportunities arising from changing market levels or yield relationships. Although such transactions involve additional costs in the form of spreads or commissions, they will be undertaken in an effort to improve the overall investment return of a Fund, consistent with that Fund's objectives. The portfolio turnover rate of a Fund is defined in a Rule of the SEC as the lesser of the value of securities purchased or securities sold during the year, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. The portfolio turnover rates for the fiscal years ended September 30, 1994, 1995, and 1996 for five of the non-money market Funds were:
AARP GNMA and U.S. Treasury Fund, 114.54%, 70.35%, and ______%; AARP High Quality Bond Fund, 63.75%, 201.07%, and ______%; AARP Insured Tax Free General Bond Fund, 38.39%, 17.45%, and ______%; AARP Growth and Income Fund, 31.82%, 31.26%, and ______%; AARP Capital Growth Fund, 79.65%, 98.44%, and ______%, all
respectively. The portfolio turnover rate for the period ended September 30, 1994 and for the fiscal years ended September 30, 1995 and 1996 for the AARP Balanced Stock and Bond Fund was 49.32%, 63.77%, and ______%, respectively. The portfolio turnover rate for AARP Global Growth Fund for the period February 1, 1996 (commencement of operations) to September 30, 1996 was ______%. Under normal investment conditions, it is anticipated that the AARP Bond Fund for Income's, the AARP Blue Chip Index Fund's, the AARP International Stock Fund's or the AARP Small Company Stock Fund's annual portfolio turnover rate will not exceed 75% for the initial fiscal year. It is also anticipated that the annual portfolio turnover rate for AARP Diversified Growth Portfolio and AARP Diversified Income Portfolio will not exceed 50% for the initial fiscal year.


                                 NET ASSET VALUE

AARP Money Funds

         The net asset value per share of the Fund is computed twice daily as of twelve o'clock noon and the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day when the Exchange is open for trading. The Exchange is normally closed on the following national holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. Net asset value is determined by dividing the total assets of the Fund, less all of its liabilities, by the total number of shares of the Fund outstanding. The Fund uses the penny-rounding method of security valuation as permitted under Rule 2a-7 under the 1940 Act. Under this method, portfolio securities for which market quotations are readily available and which have remaining maturities of more than 60 days from the date of valuation are valued at the mean between the over-the-counter bid and asked prices. Securities which have remaining maturities of 60 days or less are valued by the amortized cost method; if acquired with remaining maturities of 61 days or more, the cost thereof for purposes of valuation is deemed to be the value on the 61st day prior to maturity. Other securities are appraised at fair value as determined in good faith by or on behalf of the Trustees of the Fund. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. Determinations of net asset value per share for the Fund made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.

AARP Non-Money Market Funds

         The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.


         Trading in securities on foreign securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of a Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined by each Trust's Board of Directors. Shares of AARP Underlying Funds in which the AARP Diversified Portfolios invest in next determine net asset value after the order is placed.


         If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


         The financial statements of the AARP Funds included in the Annual Report to shareholders dated September 30, 1996, have been examined by Price Waterhouse LLP, independent accountants, and are incorporated by reference into this Statement of Additional Information in reliance upon the accompanying report of said firm, which report is given upon their authority as experts in accounting and auditing.


Shareholder Indemnification

         Each of the Trusts is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. Each Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. Each Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Trust itself would be unable to meet its obligations. No series of one Trust is liable for the obligations of another series in the AARP Complex.

Ratings of Corporate Bonds

         The three highest ratings of Moody's for corporate bonds are Aaa, Aa and A. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa securities. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Although factors giving security to principal and interest on bonds rated A are adequate, other elements may be present which suggest a susceptibility to impairment sometime in the future.


         The three highest ratings of S&P for corporate bonds are AAA (Prime), AA (High-grade) and A. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rating issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.


Ratings of Commercial Paper

         The ratings Prime-1 and Prime-2 are the highest commercial paper ratings assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; 6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Prime-2 ratings are assigned by Moody's to commercial paper issuers which have a strong capacity for meeting their obligations in a timely fashion. However, their financial, economic and managerial capacities will be less than that of Prime-1 borrowers. Financial characteristics such as earnings, coverage ratios and capitalization will be more affected by external economic factors than Prime-1 borrowers. Liquidity is still believed to be ample.

         The two highest ratings of S&P for commercial paper are A-1 and A-2. Commercial paper rated A-1 or better by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; the reliability and quality of management are unquestioned.

         S&P will assign an A-2 rating to the commercial paper of companies which have the capacity for timely payment on issues. However, the relative degree of safety is less than for issuers rated A-1.

Ratings of Municipal Bonds

         The three highest ratings of Moody's for municipal bonds are Aaa, Aa, and A. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         The three highest ratings of S&P for municipal bonds are AAA (Prime), AA (High-grade), and A (Good grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to the adverse effects of changes in circumstances and economic conditions.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1 are of the best quality, enjoying strong protection by establishing cash flows of Funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2 are of high quality, with margins of protection ample although not as large as in the preceding group.

         S&P's top ratings for municipal notes are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

         The ratings F-1+ and F-1 are the two highest ratings assigned by Fitch. Among the factors considered by Fitch in assigning these rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt;
(4) its ability to service its debt; (5) its profitability; (6) its return on equity; (7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is within these two ratings.

Other Information

         Each AARP Fund has a fiscal year ending on September 30.

         Portfolio securities of the AARP Funds except AARP Global Growth Fund are held separately, pursuant to a custodian agreements with each Trust, by State Street Bank and Trust Company of Boston as Custodian.

         Portfolio securities of AARP Global Growth Fund are held separately, pursuant to a custodian agreement with AARP Growth Trust on behalf of AARP Global Growth Fund, by Brown Brothers Harriman & Co. of Boston as Custodian.


         Each Trust has shareholder servicing agreements with Scudder Service Corporation ("SSC"), a subsidiary of Scudder, Stevens & Clark, Inc. SSC is the transfer agent, dividend disbursing and shareholder service agent for each Fund. Shareholder service expenses charged by SSC were for AARP High Quality Money Fund, $__________; AARP GNMA and U.S. Treasury Fund, $__________; AARP High Quality Bond Fund, $__________; AARP High Quality Tax Free Money Fund, $__________; AARP Insured Tax Free General Bond Fund, $__________; AARP Balanced Fund, $__________; AARP Growth and Income Fund, $__________; and AARP Capital Growth Fund, $__________, for the fiscal year ended September 30, 1996. Shareholder service expenses charged by SSC for AARP Global Growth Fund were $____________ for the period February 1, 1996 (commencement of operations) to September 30, 1996. Not all of these fees were paid in full at the fiscal year end.


         The firm of Dechert Price & Rhoads of Washington, D.C. is counsel for the Trusts.


         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of Scudder, Stevens & Clark, Inc., computes net asset value for each Fund. AARP High Quality Money Fund and AARP High Quality Tax Free Money Fund each pay Scudder Fund Accounting an annual fee equal to 0.020% on the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million, up to and including $1 billion and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. AARP Insured Tax Free General Bond Fund pays Scudder Fund Accounting an annual fee equal to 0.024% on the first $150 million of average daily net assets, 0.0070% on such assets in excess of $150 million up to and including $1 billion, and 0.0040% of such assets in excess of $1 billion, plus holding and transaction charges for this service. AARP GNMA and U.S. Treasury Fund, AARP High Quality Bond Fund and AARP Bond Fund for Income each pay Scudder Fund Accounting an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million up to and including $1 billion, and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP Blue Chip Index Fund, AARP Capital Growth Fund and AARP Small Company Stock Fund each pay Scudder Fund Accounting an annual fee equal to 0.025% on the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million up to and including $1 billion, and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges. AARP Global Growth Fund and Scudder International Stock Fund each pay Scudder Fund Accounting Corporation an annual fee equal to 0.065% on the first $150 million of average daily net assets, 0.0400% of such assets in excess of $150 million up to and including $1 billion, and 0.0200% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

         Many of the investment changes in the Funds will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders. These transactions will reflect investment decisions made by the Fund Manager in light of the objectives and policies of the Funds, and such factors as its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

         Costs incurred in connection with subsequent registrations of shares are being amortized on a pro-rata basis as the related shares are issued. If other Funds are added to a Trust, the Trustees will determine whether such Funds should bear any of such costs.

         Each Trust is located at Two International Place, Boston, Massachusetts 02110-4103 (telephone: 1-800-253-2277). Each has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the shares of the Funds offered by the Prospectus. The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statements, certain parts of which are omitted in accordance with Rules and Regulations of the SEC. The Registration Statements may be inspected at the principal office of the SEC at 450 Fifth Street, N.W., Washington, D.C. and copies thereof may be obtained from the SEC at prescribed rates.

         The following chart demonstrates that tax-free yields are equivalent to higher taxable yields due to their tax-exempt status. For example, tax-free interest of 5% is the equivalent of 6.94% taxable in a 28% tax bracket.
Please refer to the chart for more examples.

Tax-Exempt Income vs. Taxable Income


         The following table illustrates comparative yields from taxable and tax-exempt obligations under federal income tax rates in effect for the 1996 calendar year.


          1996 Taxable Income                           To Equal Hypothetical Tax-Free Yields of 5%, 7%
          Brackets                                     and 9%, a Taxable Investment Would Have To Earn**
          ----------------------------------------------------------------------------------------------
                 Individual             Federal
                   Return              Tax Rates            5%                7%                9%
                   ------              ---------            --                --                --

          $0 - $23,350                   15.0%             5.88%            8.24%             10.59%
          $23,351 - $56,550              28.0%             6.94%            9.72%             12.50%
          $56,551 - $117,950             31.0%             7.25%            10.14%            13.04%
          $117,951 - $256,500            36.0%             7.81%            10.94%            14.06%
          Over $256,500                  39.6%             8.28%            11.59%            14.90%

                   Joint                Federal
                   Return              Tax Rates            5%                7%                9%
                   ------              ---------            --                --                --
          $0 - $39,000                   15.0%             5.88%            8.24%             10.59%
          $39,001 - $94,250              28.0%             6.94%            9.72%             12.50%
          $94,251 - $143,600             31.0%             7.25%            10.14%            13.04%
          $143,601 - $256,500            36.0%             7.81%            10.94%            14.06%
          Over $256,500                  39.6%             8.28%            11.59%            14.90%

**       These illustrations  assume the Federal  alternative minimum tax is not applicable,  that an individual is not a "head  of  household"  and  claims  one  exemption  and  that  taxpayers  filing a joint  return  claim  two exemptions.  Note also that these  federal  income tax brackets and rates do not take into account the effects of (i) a reduction in the  deductibility  of itemized  deductions for taxpayers  whose federal  adjusted gross income exceeds $114,700 ($57,350 in the case of a married  individual  filing a separate  return),  or of (ii)
         the gradual  phaseout of the personal  exemption  amount for  taxpayers  whose federal  adjusted  gross income exceeds  $114,700  (for  single  individuals)  or $172,050  (for  married  individuals  filing  jointly).  The effective federal tax rates and equivalent yields for such taxpayers would be higher than those shown above.

Example:*


         Based on 1996 federal tax rates, a married couple filing a joint return with two exemptions and taxable income of $40,000 would have to earn a tax-equivalent yield of 6.94% in order to match a tax-free yield of 5%.


         There is no guarantee that a Fund will achieve a specific yield. While most of the income distributed to the shareholders of each Fund will be exempt from federal income taxes, portions of such distributions may be subject to federal income taxes. Distributions may also be subject to state and local taxes.

*        Net  amount  subject  to  federal  income  tax  after   deductions  and
         exemptions, exclusive of the alternative minimum tax.

                              FINANCIAL STATEMENTS

         The financial statements and notes, including the investment portfolio, of each AARP Fund, together with the Report of Independent Accountants and Supplementary Information are incorporated by reference.

                    AARP MANAGED INVESTMENT PORTFOLIOS TRUST

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                                    Financial Highlights for AARP Diversified Income Portfolio and AARP Diversified
                                    Growth Portfolio to be filed by amendment.

                           Included in Part B of this Registration Statement:

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)     Declaration of Trust to be filed by amendment.

                                      (b)     Establishment of Series to be filed by amendment.

                             2.       (a)     By-Laws of the Registrant to be filed by amendment.

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial interest having par value of $.01 per share to be filed by amendment.

                             5.       (a)     Investment Management and Advisory Agreement between the Registrant and AARP/Scudder Financial Management Company to be filed by amendment.

                             6.               Underwriting Agreement between the Registrant and Scudder Fund
                                              Distributors, Inc. to be filed by amendment.

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Agreement between the Registrant and
                                              _________________________________ to be filed by amendment.

                                      (a)(2)  Fee schedule for Exhibit 8(a)(l) to be filed by amendment.

                             9.       (a)     Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation to be filed by amendment.

                                      (b)     Member Services Agreement among AARP/Scudder Financial Management
                                              Company, AARP Financial Services Corp. and the Registrant, to be
                                              filed by amendment.

                                      (b)(1)  Member Services Agreement between AARP Financial Services Corp. and
                                              Scudder, Stevens & Clark, Inc. to be filed by amendment.

                                 Part C - Page 1


                                      (c)     Service Mark License Agreement among Scudder, Stevens & Clark,
                                              Inc., American Association of Retired Persons, the Registrant,
                                              AARP Income Trust and AARP Insured Tax Free Income Trust to
                                              be filed by amendment.

                                      (d)     Shareholder Service Agreement between the Registrant and Scudder
                                              Service Corporation to be filed by amendment.

                                      (e)     Fund Accounting Services Agreement between the Registrant, on behalf of AARP Diversified Income Portfolio and AARP Diversified Bond
                                              Portfolio and Scudder Fund Accounting Corporation to be filed by amendment.

                             10.              Inapplicable.

                             11.              Inapplicable.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Individual Retirement Account (IRA) to be filed by amendment.

                                      (b)     Harvest Plan for Self-Employed Persons and Corporations to be filed by amendment.

                             15.              Inapplicable.

                             16.              Inapplicable.

                             17.              Inapplicable.

                             18.              Inapplicable.


Power of Attorney for Carole Lewis Anderson, Adelaide Attard, Cyril F. Brickfield, Robert N. Butler, Esther Canja,
Linda C. Coughlin, Horace Deets, Edgar R. Fiedler, Eugene P. Forrester, Wayne F. Haefer, George L. Maddox, Jr.,
Robert J. Myers, James H. Schulz and Gordon Shillinglaw is filed herein.

Power of Attorney for Cuyler W. Findlay to be filed by amendment.

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of October 31, 1996).
--------          ---------------------------------------------------------

                                       (1)                                              (2)
                                 Title of Class                            Number of Record Shareholders
                                 --------------                            -----------------------------

                   Shares of beneficial interest
                   with par value of $.01
                       AARP Diversified Income Portfolio                                 0
                       AARP Diversified Growth Portfolio                                 0

                                Part C - Page 2

Item 27.          Indemnification.
--------          ----------------

         A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates, including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

         Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

         Section 4.1 No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability, provided that any such expenses shall be paid solely out of the funds and property of the series of the Trust with respect to which such Shareholders Shares are issued. The rights accruing to a Shareholder under this Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

         Section 4.2 Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, agent or service provider thereof for any action or failure to act by him (or her) or any other such Trustee, officer, employee, agent or service provider (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office. The term "service provider" as used in this Section 4.2, shall include any investment adviser, principal underwriter or other person with whom the Trust has an agreement for provision of services.

         Section 4.3  Mandatory Indemnification.

                  (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
         "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                Part C - Page 3

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph
         (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;


                           (A) by the court or other body approving the settlement or other disposition; or

                           (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
         Section 4.3 provided that either:

                           (i) such undertaking is secured by a surety bond or some appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances: or

                           (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V.
                                 (investment company) +

                                Part C - Page 4

                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae  Mortgage Securities I
                                 & II (investment company) +
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #
                           Trustee, Scudder Funds Trust (investment company)*
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           President, The Japan Fund, Inc. (investment company)**
                           Director, Sovereign High Yield Investment Company (investment company)+

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Trustee, AARP Cash Investment Funds  (investment company)**
                           President & Trustee, AARP Growth Trust (investment company)**
                           President & Trustee, AARP Income Trust (investment company)**
                           President & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Director, SFA, Inc. (advertising agency)*

                                Part C - Page 5

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x

                                Part C - Page 6

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           President & Trustee, Scudder Equity Trust (investment company)**
                           Director, The First Iberian Fund, Inc. (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           President & Trustee, Scudder Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Director, The Brazil Fund, Inc. (until 7/94) (investment company)**
                           Vice President & Assistant Treasurer, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           Director, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Assistant Secretary, Scudder Realty Holdings Corporation (a
                                 real estate holding company)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Incorporator, Scudder Trust Company (a trust company)+++
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder International Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*

                                Part C - Page 7

                           Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Vice President &  Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, AARP Cash Investment Funds (investment company)**
                           Vice President, AARP Growth Trust (investment company)**
                           Vice President, AARP Income Trust (investment company)**
                           Vice President, AARP Tax Free Income Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

                                Part C - Page 8

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Managed Investment Portfolios Trust
                  AARP Tax Free Income Trust
                  The Japan Fund, Inc.

                                Part C - Page 9

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      President and Trustee
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Coleen Downs Dinneen              Assistant Clerk                         None
         Two International Place
         Boston, MA  02110

         Paul J. Elmlinger                 Senior Vice President                   None
         345 Park Avenue
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     Vice President
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Director and Senior Vice President      None
         Two International Place
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       Vice President and
         Two International Place           Treasurer                               Assistant Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Assistant Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

                                Part C - Page 10

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                None
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Senior Vice President                   Vice President and
         345 Park Avenue                                                           Secretary
         New York, NY  10154

         Edmund J. Thimme                  Director and Vice President             None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, Massachusetts 02110-4103. Records relating to the duties of the custodian of AARP Diversified Income Portfolio and AARP Diversified Growth Portfolio are maintained by__________________________________________________________.
                  Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103.

                                Part C - Page 11

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  The Registrant hereby undertakes to file post-effective amendments, using reasonably current financial statements of AARP Diversified Income Portfolio and AARP Diversified Growth Portfolio, within four to six months from the effectiveness date of the Registrant's Registration Statement under the 1933 Act.

                  The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of a Fund's latest annual report to shareholders upon request and without change.

                  The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                  The Registrant hereby undertakes, insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will submit unless in the opinion of its counsel the matter has been settled by controlling precedent, to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                Part C - Page 12

                                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15 day of November, 1996.
                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                        By  /s/Thomas F.McDonough
                                            ---------------------
                                            Thomas F. McDonough, Assistant
                                             Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


--------------------------------------
Cuyler W. Findlay                           Chairman and Trustee                         November   , 1996


/s/Carole Lewis Anderson
--------------------------------------
Carole Lewis Anderson*                      Trustee                                      November 15, 1996


/s/Adelaide Attard
--------------------------------------
Adelaide Attard*                            Trustee                                      November 15, 1996


/s/Cyril F. Brickfield
--------------------------------------
Cyril F. Brickfield*                        Trustee                                      November 15, 1996


/s/Robert N. Butler
--------------------------------------
Robert N. Butler*                           Trustee                                      November 15, 1996


/s/Esther Canja
--------------------------------------
Esther Canja*                               Trustee                                      November 15, 1996


/s/Linda C. Coughlin
--------------------------------------
Linda C. Coughlin*                          President and Trustee                        November 15, 1996


/s/Horace Deets
--------------------------------------
Horace Deets*                               Vice Chairman and Trustee                    November 15, 1996


/s/Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler*                           Trustee                                      November 15, 1996


/s/Eugene P. Forrester
--------------------------------------
Eugene P. Forrester*                        Trustee                                      November 15, 1996


/s/Wayne F. Haefer
--------------------------------------
Wayne F. Haefer*                            Trustee                                      November 15, 1996


/s/George L. Maddox, Jr.
--------------------------------------
George L. Maddox, Jr.*                      Trustee                                      November 15, 1996


/s/Robert J. Myers
--------------------------------------
Robert J. Myers*                            Trustee                                      November 15, 1996



/s/James H. Schulz
--------------------------------------
James H. Schulz*                            Trustee                                      November 15, 1996


/s/Gordon Shillinglaw
--------------------------------------
Gordon Shillinglaw*                         Trustee                                      November 15, 1996


/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Treasurer (Principal Financial and           November 15, 1996
                                            Accounting Officer)



*By      /s/Thomas F. McDonough
         ----------------------
         Thomas F. McDonough
         Attorney-in-fact pursuant
         to a power of attorney
         contained in the
         signature pages of
         Pre-Effective Amendment
         No. 1 filed herein.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15 day of November, 1996.

                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                        By   /s/Thomas F.McDonough
                                             ---------------------
                                             Thomas F. McDonough,
                                             Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                         TITLE                        DATE


/s/Carole Lewis Anderson
--------------------------
Carole Lewis Anderson             Trustee                      November 4, 1996

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15 day of November, 1996.

                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                         By  /s/Thomas F. McDonough
                                             ----------------------
                                              Thomas F. McDonough,
                                              Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                  TITLE                              DATE


/s/Adelaide Attard
---------------------
Adelaide Attard            Trustee                            November 15, 1996

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15 day of November, 1996.

                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                        By   /s/Thomas F. McDonough
                                             ----------------------
                                             Thomas F. McDonough,
                                             Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                      TITLE                          DATE

/s/Cyril F. Brickfield
------------------------
Cyril F. Brickfield            Trustee                        November 11, 1996

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15 day of November, 1996.

                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                        By   /s/Thomas F. McDonough
                                             ----------------------
                                             Thomas F. McDonough,
                                             Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                  TITLE                               DATE

/s/Robert N. Butler
---------------------
Robert N. Butler           Trustee                             November 1, 1996

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15 day of November, 1996.

                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                         By  /s/Thomas F. McDonough
                                             ----------------------
                                             Thomas F. McDonough,
                                             Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                  TITLE                               DATE

/s/Esther Canja
-------------------
Esther Canja               Trustee                             November 7, 1996

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15 day of November, 1996.

                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                         By  /s/Thomas F. McDonough
                                             ----------------------
                                             Thomas F. McDonough,
                                             Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                   TITLE                              DATE

/s/Linda C. Coughlin
-----------------------
Linda C. Coughlin           President and Trustee              November 5, 1996

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15 day of November, 1996.

                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                        By   /s/Thomas F. McDonough
                                             ----------------------
                                             Thomas F. McDonough,
                                             Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                  TITLE                               DATE

/s/Horace Deets
----------------
Horace Deets               Vice Chairman and Trustee           November 9, 1996

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15 day of November, 1996.

                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                        By   /s/Thomas F. McDonough
                                             ----------------------
                                             Thomas F. McDonough,
                                             Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                  TITLE                              DATE

/s/Edgar R. Fiedler
-------------------
Edgar R. Fiedler           Trustee                            November 15, 1996

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15 day of November, 1996.

                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                        By   /s/Thomas F.  McDonough
                                             -----------------------
                                             Thomas F. McDonough,
                                             Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                   TITLE                             DATE

/s/Eugene P. Forrester
-----------------------
Eugene P. Forrester         Trustee                           November 15, 1996

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15 day of November, 1996.

                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                        By   /s/Thomas F. McDonough
                                             Thomas F. McDonough,
                                             Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                  TITLE                               DATE

/s/Wayne F. Haefer
-------------------
Wayne F. Haefer            Trustee                             November 1, 1996

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15 day of November, 1996.

                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                        By   /s/Thomas F. McDonough
                                             ----------------------
                                             Thomas F. McDonough,
                                             Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                   TITLE                             DATE

/s/George L. Maddox
---------------------
George L. Maddox, Jr.       Trustee                           November 15, 1996

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15 day of November, 1996.

                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                        By   /s/Thomas F. McDonough
                                             Thomas F. McDonough,
                                             Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                   TITLE                             DATE

/s/Robert J. Myers
--------------------
Robert J. Myers             Trustee                           November 15, 1996

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15 day of November, 1996.

                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                        By   /s/Thomas F. McDonough
                                             ----------------------
                                             Thomas F. McDonough,
                                             Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                  TITLE                              DATE

/s/James H. Schulz
-------------------
James H. Schulz            Trustee                            November 15, 1996

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts onthe 15 day of November, 1996.

                                        AARP MANAGED INVESTMENT PORTFOLIOS TRUST


                                        By   /s/Thomas F. McDonough
                                             ----------------------
                                             Thomas F. McDonough,
                                             Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                   TITLE                              DATE

/s/Gordon Shillinglaw
---------------------
Gordon Shillinglaw          Trustee                            November 4, 1996

                                                                 File No.
                                                                 File No.




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                          PRE-EFFECTIVE AMENDMENT NO. 1

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                 AMENDMENT NO. 1

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                     AARP MANAGED INVESTMENT PORTFOLIO TRUST


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                    AARP MANAGED INVESTMENT PORTFOLIOS TRUST

                                  EXHIBIT INDEX